                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5897

                    RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 1/31

Annual Report
and Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

PORTFOLIO BUILDER SERIES

ANNUAL REPORT FOR THE
PERIOD ENDED JANUARY 31, 2008


THIS ANNUAL REPORT DESCRIBES SIX FUNDS, EACH OF
WHICH INVESTS IN OTHER
RIVERSOURCE FUNDS. THE OBJECTIVE OF EACH FUND IS THE
HIGHEST LEVEL OF
TOTAL RETURN THAT IS CONSISTENT WITH AN ACCEPTABLE
LEVEL OF RISK.

RiverSource Portfolio Builder Conservative Fund
RiverSource Portfolio Builder Moderate Conservative Fund
RiverSource Portfolio Builder Moderate Fund
RiverSource Portfolio Builder Moderate Aggressive Fund
RiverSource Portfolio Builder Aggressive Fund
RiverSource Portfolio Builder Total Equity Fund

(This annual report includes a prospectus that describes in
detail each Fund's objective, investment strategy, risks,
sales charges, fees and other matters of interest. Please
read the prospectus carefully before you invest or send
money.)                                                                                   (ADVANCED-BUILT(SM)SOLUTIONS ICON)

TABLE OF CONTENTS

Fund Snapshots......................      2
Portfolio Allocation................      4
Investment Changes
   RiverSource Portfolio Builder
     Conservative Fund..............      6
   RiverSource Portfolio Builder
     Moderate Conservative Fund.....      7
   RiverSource Portfolio Builder
     Moderate Fund..................      8
   RiverSource Portfolio Builder
     Moderate Aggressive Fund.......      9
   RiverSource Portfolio Builder
     Aggressive Fund................     10
   RiverSource Portfolio Builder
     Total Equity Fund..............     11
Performance Summaries...............     12
Questions & Answers
   with Portfolio Management........     20
The Fund's Long-term Performance
   RiverSource Portfolio Builder
     Conservative Fund..............     24
   RiverSource Portfolio Builder
     Moderate Conservative Fund.....     26
   RiverSource Portfolio Builder
     Moderate Fund..................     28
   RiverSource Portfolio Builder
     Moderate Aggressive Fund.......     30
   RiverSource Portfolio Builder
     Aggressive Fund................     32
   RiverSource Portfolio Builder
     Total Equity Fund..............     34
Fund Expenses Examples..............     36
Investments in Affiliated Funds.....     43
Financial Statements................     55
Notes to Financial Statements.......     62
Report of Independent Registered
   Public Accounting Firm...........     85
Federal Income Tax Information......     86
Board Members and Officers..........     91
Proxy Voting........................     93

--------------------------------------------------------------------------------

                   RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  1

FUND SNAPSHOTS AT JAN. 31, 2008

FUND OBJECTIVE

The objective of each fund is the highest level of total return that is consistent with an acceptable level of risk.

FUND FACTS

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      ABDAX          03/04/04
Class B                      ABBDX          03/04/04
Class C                      RPCCX          03/04/04
Class R4                      --            03/04/04
                                              $159.2
Total net assets......................     million
Number of holdings....................            31

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      AUCAX          03/04/04
Class B                      AMDBX          03/04/04
Class C                       --            03/04/04
Class R4                      --            03/04/04
Total net assets......................   $352.1 million
Number of holdings....................            35

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      ABUAX          03/04/04
Class B                      AURBX          03/04/04
Class C                      AMTCX          03/04/04
Class R4                      --            03/04/04
Total net assets......................   $980.3 million
Number of holdings....................            33

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      AXMAX          03/04/04
Class B                      ABMBX          03/04/04
Class C                      AGECX          03/04/04
Class R4                      --            03/04/04
Total net assets......................   $1.114 billion
Number of holdings....................            34

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      AXBAX          03/04/04
Class B                      AXPBX          03/04/04
Class C                      RBGCX          03/04/04
Class R4                      --            03/04/04
Total net assets......................   $539.1 million
Number of holdings....................            34

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

                         TICKER SYMBOL   INCEPTION DATE
Class A                      AXTAX          03/04/04
Class B                      AXTBX          03/04/04
Class C                      RBTCX          03/04/04
Class R4                      --            03/04/04
Total net assets......................   $482.9 million
Number of holdings....................            27

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

The Portfolio Builder funds are "funds of funds comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities generally have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.

--------------------------------------------------------------------------------

 2 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

FUND SNAPSHOTS AT JAN. 31, 2008

PORTFOLIO MANAGERS

                          YEARS IN INDUSTRY
Kent Bergene                     27
David Joy                        32
Michelle Keeley                  21
William Truscott                 25

The Capital Markets Committee provides initial guidance with respect to strategic asset allocation among the three main asset classes: equity, fixed income, and cash. The Asset Allocation Committee, comprised of Messrs. Joy and Truscott, and Ms. Keeley, determines the asset class and investment category allocations for each Fund. The Fund Selection Committee, comprised of Messrs. Bergene, Joy and Truscott, and Ms. Keeley, then determines the underlying fund selections for each Fund.

TOP FIVE HOLDINGS

Percentage of portfolio assets at Jan. 31, 2008

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

RiverSource Limited Duration Bond Fund           24.4%
RiverSource Core Bond Fund                       19.9%
RiverSource Short Duration U.S. Government Fund  15.6%
RiverSource Inflation Protected Securities Fund   8.6%
RiverSource Cash Management Fund                  5.3%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

RiverSource Limited Duration Bond Fund       15.5%
RiverSource Diversified Bond Fund            12.4%
RiverSource Core Bond Fund                    9.3%
RiverSource Inflation Protected Securities
   Fund                                       8.3%
RiverSource Short Duration U.S. Government
   Fund                                       8.0%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

RiverSource Diversified Bond Fund            15.3%
RiverSource Inflation Protected Securities
   Fund                                      10.2%
RiverSource Core Bond Fund                   10.0%
RiverSource Income Opportunities Fund         6.4%
RiverSource Growth Fund                       5.2%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

RiverSource Inflation Protected Securities
   Fund                                       9.2%
RiverSource Diversified Bond Fund             8.0%
RiverSource Growth Fund                       6.9%
RiverSource International Aggressive
   Growth Fund                                6.8%
RiverSource Core Bond Fund                    6.1%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

RiverSource Growth Fund                       8.7%
RiverSource International Aggressive
   Growth Fund                                8.6%
RiverSource Disciplined Equity Fund           7.1%
RiverSource Fundamental Growth Fund           6.1%
RiverSource Disciplined Large Cap Growth
   Fund                                       5.5%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

RiverSource International Aggressive
   Growth Fund                               10.4%
RiverSource Growth Fund                      10.2%
RiverSource Disciplined Equity Fund           8.6%
RiverSource Fundamental Growth Fund           7.6%
RiverSource Disciplined Large Cap Growth
   Fund                                       6.6%

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

For more information about the underlying funds that make up each RiverSource Portfolio Builder Series funds, visit riversource.com/funds or call (888) 791-3380. Online, you can click on the Fund Documents section to view a Prospectus for each underlying fund, current Fact Sheets, Annual and Semiannual Reports, Quarterly Fund Commentary, Quarterly Holdings Filings and/or each underlying fund's Statement of Additional Information. You can download these documents or obtain free printed copies through your financial advisor. Please note when viewing performance information for each underlying fund that each RiverSource Portfolio Builder Series fund invests only in Class I shares of underlying funds.

--------------------------------------------------------------------------------

                   RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  3

PORTFOLIO ALLOCATION

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

Percentage of portfolio assets at Jan. 31, 2008
(PIE CHART)

Fixed Income Funds(1)                                         71.2%
Equity Funds(2)                                               18.6%
Alternative Investment(3)                                      4.9%
Cash Equivalents(4)                                            5.3%

(1) Includes Investment Grade 59.9%, Inflation Protected Securities 8.6% and Global Bond 2.7%.
(2) Includes U.S. Large Cap 8.9%, International 5.6%, U.S. Mid Cap 1.9%, Real Estate 1.0%, Dividend Income 0.6%, U.S. Small Cap 0.5% and U.S. Small-Mid Cap 0.1%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 5.3%.
RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

Percentage of portfolio assets at Jan. 31, 2008
(PIE CHART)

Fixed Income Funds(1)                                        59.7%
Equity Funds(2)                                              32.9%
Alternative Investment(3)                                     5.0%
Cash Equivalents(4)                                           2.4%

(1) Includes Investment Grade 45.2%, Inflation Protection Securities 8.3%, Global Bond 4.1%, High Yield 1.2% and Floating Rate 0.9%.
(2) Includes U.S. Large Cap 16.3%, International 10.2%, U.S. Mid Cap 3.3%, Dividend Income 1.0%, Real Estate 1.0%, U.S. Small Cap 1.0% and U.S. Small-Mid Cap 0.1%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4)  Includes Money Market 2.4%.

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

Percentage of portfolio assets at Jan. 31, 2008
(PIE CHART)

Fixed Income Funds(1)                                        47.3%
Equity Funds(2)                                              47.6%
Alternative Investment(3)                                     5.1%

(1) Includes Investment Grade 25.3%, Inflation Protected Securities 10.2%, High Yield 6.4%, Global Bond 4.7% and Floating Rate 0.7%.
(2) Includes U.S. Large Cap 23.0%, International 14.6%, U.S. Mid Cap 4.9%, Real Estate 2.0%, Dividend Income 1.5%, U.S. Small Cap 1.4% and U.S. Small-Mid Cap 0.2%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

--------------------------------------------------------------------------------

 4 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

PORTFOLIO ALLOCATION

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

Percentage of portfolio assets at Jan. 31, 2008
(PIE CHART)

Fixed Income Funds(1)                                        32.2%
Equity Funds(2)                                              62.7%
Alternative Investment(3)                                     5.1%

(1) Includes Investment Grade 16.0%, Inflation Protected Securities 9.2%, Global Bond 4.8%, High Yield 1.9% and Floating Rate 0.3%.
(2) Includes U.S. Large Cap 30.6%, International 19.4%, U.S. Mid Cap 6.5%, Real Estate 2.1%, Dividend Income 2.0%, U.S. Small Cap 1.9% and U.S. Small-Mid Cap 0.2%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

Percentage of portfolio assets at Jan. 31, 2008
(PIE CHART)

Fixed Income Funds(1)                                         16.3%
Equity Funds(2)                                               78.5%
Alternative Investment(3)                                      5.2%

(1) Includes Investment Grade 9.4%, Inflation Protected Securities 3.4%, High Yield 1.6%, Global Bond 1.0%, and Floating Rate 0.9%.
(2) Includes U.S. Large Cap 38.7%, International 24.4%, U.S. Mid Cap 8.1%, Dividend Income 2.5%, U.S. Small Cap 2.4%, Real Estate 2.1% and U.S. Small-Mid Cap 0.3%.
(3) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.
RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

Percentage of portfolio assets at Jan. 31, 2008
(PIE CHART)

Equity Funds(1)                                              94.6%
Alternative Investment(2)                                     5.4%

(1) Includes U.S. Large Cap 46.8%, International 29.6%, U.S. Mid Cap 9.8%, Dividend Income 3.0%, U.S. Small Cap 2.9%, Real Estate 2.1% and U.S. Small-Mid Cap 0.4%.
(2) Comprised of an investment in the RiverSource Absolute Return Currency and Income Fund.

--------------------------------------------------------------------------------

                   RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  5

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

Fund holdings at Jan. 31, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                       2.7%                                 1.6%
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                  8.6%                                 8.6%
                                       -----------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
 Includes government, corporate,
   mortgage and agency securities
 RiverSource Core Bond Fund                        19.9%                                21.5%
 RiverSource Limited Duration Bond
   Fund                                            24.4%                                24.7%
 RiverSource Short Duration U.S.
   Government Fund                                 15.6%                                15.4%
                                       -----------------------------------------------------------------
                                                   59.9%                                61.6%
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        0.4%                                 0.7%
 RiverSource International
   Aggressive Growth Fund                           2.1%                                 2.4%
 RiverSource International Equity
   Fund                                             0.7%                                 0.7%
 RiverSource International
   Opportunity Fund                                 0.9%                                 1.2%
 RiverSource International Select
   Value Fund                                       1.3%                                 1.8%
 RiverSource International Small
   Cap Fund                                         0.2%                                 0.2%
                                       -----------------------------------------------------------------
                                                    5.6%                                 7.0%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                             0.6%                                 0.7%
 RiverSource Real Estate Fund                       1.0%                                 0.9%
 RiverSource Disciplined Equity
   Fund                                             1.7%                                 1.9%
 RiverSource Disciplined Large Cap
   Growth Fund                                      1.4%                                 0.7%
 RiverSource Diversified Equity
   Income Fund                                      0.8%                                 1.2%
 RiverSource Fundamental Growth
   Fund                                             1.5%                                 1.7%
 RiverSource Fundamental Value Fund                 0.8%                                 0.8%
 RiverSource Growth Fund                            1.8%                                 2.9%
 RiverSource Large Cap Equity Fund                  0.4%                                 0.6%
 RiverSource Large Cap Value Fund                   0.1%                                 0.2%
 RiverSource Value Fund                             0.4%                                 0.4%
 RiverSource Aggressive Growth Fund                 1.1%                                 0.9%
 RiverSource Mid Cap Growth Fund                    0.6%                                 0.4%
 RiverSource Mid Cap Value Fund                     0.1%                                 0.3%
 RiverSource Select Value Fund                      0.1%                                 0.3%
 RiverSource Small Cap Growth Fund                  0.4%                                 0.5%
 RiverSource Small Cap Value Fund                   0.1%                                 0.2%
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.1%                                 0.2%
                                       -----------------------------------------------------------------
                                                   13.0%                                14.8%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
 Includes government, corporate,
   mortgage and agency securities
 RiverSource Absolute Return
   Currency and Income Fund                         4.9%                                 1.0%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                   5.3%                                 5.4%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

 6 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

Fund holdings at Jan. 31, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
 RiverSource Floating Rate Fund                     0.9%                                 1.2%
                                       -----------------------------------------------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                       4.1%                                 5.0%
                                       -----------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource Income Opportunities
   Fund                                             1.2%                                 1.2%
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                  8.3%                                 8.2%
                                       -----------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
 Includes government, corporate,
   mortgage and agency securities
 RiverSource Core Bond Fund                         9.3%                                12.4%
 RiverSource Diversified Bond Fund                 12.4%                                12.4%
 RiverSource Limited Duration Bond
   Fund                                            15.5%                                15.5%
 RiverSource Short Duration U.S.
   Government Fund                                  8.0%                                 3.7%
                                       -----------------------------------------------------------------
                                                   45.2%                                44.0%
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        0.7%                                 1.2%
 RiverSource Emerging Markets Fund                  0.7%                                 0.8%
 RiverSource International
   Aggressive Growth Fund                           3.6%                                 3.9%
 RiverSource International Equity
   Fund                                             1.1%                                 1.2%
 RiverSource International
   Opportunity Fund                                 1.6%                                 1.9%
 RiverSource International Select
   Value Fund                                       2.2%                                 2.9%
 RiverSource International Small
   Cap Fund                                         0.3%                                 0.4%
                                       -----------------------------------------------------------------
                                                   10.2%                                12.3%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                             1.0%                                 1.2%
 RiverSource Real Estate Fund                       1.0%                                 0.9%
 RiverSource Disciplined Equity
   Fund                                             3.0%                                 3.3%
 RiverSource Disciplined Large Cap
   Growth Fund                                      2.3%                                 1.2%
 RiverSource Diversified Equity
   Income Fund                                      1.6%                                 2.0%
 RiverSource Fundamental Growth
   Fund                                             2.7%                                 2.9%
 RiverSource Fundamental Value Fund                 1.5%                                 1.4%
 RiverSource Growth Fund                            3.5%                                 4.9%
 RiverSource Large Cap Equity Fund                  0.8%                                 1.1%
 RiverSource Large Cap Value Fund                   0.2%                                 0.3%
 RiverSource Value Fund                             0.7%                                 0.7%
 RiverSource Aggressive Growth Fund                 1.8%                                 1.5%
 RiverSource Mid Cap Growth Fund                    1.1%                                 0.7%
 RiverSource Mid Cap Value Fund                     0.2%                                 0.5%
 RiverSource Select Value Fund                      0.2%                                 0.5%
 RiverSource Small Cap Growth Fund                  0.8%                                 0.8%
 RiverSource Small Cap Value Fund                   0.2%                                 0.4%
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.1%                                 0.3%
                                       -----------------------------------------------------------------
                                                   22.7%                                24.6%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
 Includes government, corporate,
   mortgage and agency securities
 RiverSource Absolute Return
   Currency and Income Fund                         5.0%                                 1.0%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                   2.4%                                 2.5%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

                   RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  7

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

Fund holdings at Jan. 31, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
 RiverSource Floating Rate Fund                     0.7%                                 0.3%
                                       -----------------------------------------------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                       4.7%                                 4.9%
                                       -----------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource Income Opportunities
   Fund                                             6.4%                                 5.6%
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                 10.2%                                10.3%
                                       -----------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
 Includes government, corporate,
   mortgage and agency securities
 RiverSource Core Bond Fund                        10.0%                                11.2%
 RiverSource Diversified Bond Fund                 15.3%                                15.8%
                                       -----------------------------------------------------------------
                                                   25.3%                                27.0%
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        1.0%                                 1.6%
 RiverSource Emerging Markets Fund                  1.0%                                 1.1%
 RiverSource International
   Aggressive Growth Fund                           5.1%                                 5.2%
 RiverSource International Equity
   Fund                                             1.5%                                 1.6%
 RiverSource International
   Opportunity Fund                                 2.3%                                 2.5%
 RiverSource International Select
   Value Fund                                       3.2%                                 3.9%
 RiverSource International Small
   Cap Fund                                         0.5%                                 0.5%
                                       -----------------------------------------------------------------
                                                   14.6%                                16.4%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                             1.5%                                 1.7%
 RiverSource Real Estate Fund                       2.0%                                 1.8%
 RiverSource Disciplined Equity
   Fund                                             4.2%                                 4.4%
 RiverSource Disciplined Large Cap
   Growth Fund                                      3.3%                                 1.5%
 RiverSource Diversified Equity
   Income Fund                                      2.3%                                 2.7%
 RiverSource Fundamental Growth
   Fund                                             3.6%                                 3.9%
 RiverSource Fundamental Value Fund                 2.1%                                 1.9%
 RiverSource Growth Fund                            5.2%                                 6.5%
 RiverSource Large Cap Equity Fund                  1.1%                                 1.5%
 RiverSource Large Cap Value Fund                   0.3%                                 0.4%
 RiverSource Value Fund                             0.9%                                 1.0%
 RiverSource Aggressive Growth Fund                 2.5%                                 2.0%
 RiverSource Mid Cap Growth Fund                    1.6%                                 1.0%
 RiverSource Mid Cap Value Fund                     0.4%                                 0.6%
 RiverSource Select Value Fund                      0.4%                                 0.6%
 RiverSource Small Cap Growth Fund                  1.1%                                 1.0%
 RiverSource Small Cap Value Fund                   0.3%                                 0.5%
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.2%                                 0.5%
                                       -----------------------------------------------------------------
                                                   33.0%                                33.5%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
 Includes government, corporate,
   mortgage and agency securities
 RiverSource Absolute Return
   Currency and Income Fund                         5.1%                                 2.0%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                    --%                                  --%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

 8 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

Fund holdings at Jan. 31, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        1.4%                                 2.1%
 RiverSource Emerging Markets Fund                  1.3%                                 1.4%
 RiverSource International
   Aggressive Growth Fund                           6.8%                                 6.8%
 RiverSource International Equity
   Fund                                             2.0%                                 2.1%
 RiverSource International
   Opportunity Fund                                 3.1%                                 3.3%
 RiverSource International Select
   Value Fund                                       4.2%                                 5.1%
 RiverSource International Small
   Cap Fund                                         0.6%                                 0.7%
                                       -----------------------------------------------------------------
                                                   19.4%                                21.5%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                             2.0%                                 2.2%
 RiverSource Real Estate Fund                       2.1%                                 1.8%
 RiverSource Disciplined Equity
   Fund                                             5.6%                                 5.8%
 RiverSource Disciplined Large Cap
   Growth Fund                                      4.3%                                 2.0%
 RiverSource Diversified Equity
   Income Fund                                      3.0%                                 3.6%
 RiverSource Fundamental Growth
   Fund                                             4.8%                                 5.1%
 RiverSource Fundamental Value Fund                 2.9%                                 2.4%
 RiverSource Growth Fund                            6.9%                                 8.5%
 RiverSource Large Cap Equity Fund                  1.5%                                 1.9%
 RiverSource Large Cap Value Fund                   0.3%                                 0.5%
 RiverSource Value Fund                             1.3%                                 1.3%
 RiverSource Aggressive Growth Fund                 3.3%                                 2.6%
 RiverSource Mid Cap Growth Fund                    2.2%                                 1.3%
 RiverSource Mid Cap Value Fund                     0.5%                                 0.8%
 RiverSource Select Value Fund                      0.5%                                 0.8%
 RiverSource Small Cap Growth Fund                  1.5%                                 1.4%
 RiverSource Small Cap Value Fund                   0.4%                                 0.7%
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.2%                                 0.6%
                                       -----------------------------------------------------------------
                                                   43.3%                                43.3%
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
 RiverSource Floating Rate Fund                     0.3%                                 0.4%
                                       -----------------------------------------------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                       4.8%                                 5.0%
                                       -----------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource Income Opportunities
   Fund                                             1.9%                                 1.9%
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                  9.2%                                10.0%
                                       -----------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
 Includes government, corporate,
   mortgage and agency securities
 RiverSource Core Bond Fund                         6.1%                                 6.1%
 RiverSource Diversified Bond Fund                  8.0%                                 9.8%
 RiverSource Short Duration U.S.
   Government Fund                                  1.9%                                  --%
                                       -----------------------------------------------------------------
                                                   16.0%                                15.9%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
 Includes government, corporate,
   mortgage and agency securities
 RiverSource Absolute Return
   Currency and Income Fund                         5.1%                                 2.0%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                    --%                                  --%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

                   RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  9

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

Fund holdings at Jan. 31, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        1.7%                                 2.5%
 RiverSource Emerging Markets Fund                  1.6%                                 1.7%
 RiverSource International
   Aggressive Growth Fund                           8.6%                                 8.4%
 RiverSource International Equity
   Fund                                             2.5%                                 2.6%
 RiverSource International
   Opportunity Fund                                 3.9%                                 4.1%
 RiverSource International Select
   Value Fund                                       5.3%                                 6.3%
 RiverSource International Small
   Cap Fund                                         0.8%                                 0.9%
                                       -----------------------------------------------------------------
                                                   24.4%                                26.5%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                             2.5%                                 2.7%
 RiverSource Real Estate Fund                       2.1%                                 1.9%
 RiverSource Disciplined Equity
   Fund                                             7.1%                                 7.2%
 RiverSource Disciplined Large Cap
   Growth Fund                                      5.5%                                 2.5%
 RiverSource Diversified Equity
   Income Fund                                      3.8%                                 4.4%
 RiverSource Fundamental Growth
   Fund                                             6.1%                                 6.4%
 RiverSource Fundamental Value Fund                 3.6%                                 3.0%
 RiverSource Growth Fund                            8.7%                                10.7%
 RiverSource Large Cap Equity Fund                  1.9%                                 2.4%
 RiverSource Large Cap Value Fund                   0.4%                                 0.6%
 RiverSource Value Fund                             1.6%                                 1.6%
 RiverSource Aggressive Growth Fund                 4.2%                                 3.3%
 RiverSource Mid Cap Growth Fund                    2.7%                                 1.6%
 RiverSource Mid Cap Value Fund                     0.6%                                 1.0%
 RiverSource Select Value Fund                      0.6%                                 1.0%
 RiverSource Small Cap Growth Fund                  1.9%                                 1.7%
 RiverSource Small Cap Value Fund                   0.5%                                 0.9%
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.3%                                 0.8%
                                       -----------------------------------------------------------------
                                                   54.1%                                53.7%
                                       -----------------------------------------------------------------
FLOATING RATE FUNDS
 RiverSource Floating Rate Fund                     0.9%                                 0.3%
                                       -----------------------------------------------------------------
GLOBAL BOND FUNDS
 RiverSource Global Bond Fund                       1.0%                                 0.6%
                                       -----------------------------------------------------------------
HIGH YIELD FIXED-INCOME FUNDS
 RiverSource Income Opportunities
   Fund                                             1.6%                                 1.7%
                                       -----------------------------------------------------------------
INFLATION PROTECTED SECURITIES
  FUNDS
 RiverSource Inflation Protected
   Securities Fund                                  3.4%                                 5.4%
                                       -----------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
 Includes government, corporate,
   mortgage and agency securities
 RiverSource Core Bond Fund                         3.6%                                 4.1%
 RiverSource Diversified Bond Fund                  3.3%                                 5.7%
 RiverSource Short Duration U.S.
   Government Fund                                  2.5%                                  --%
                                       -----------------------------------------------------------------
                                                    9.4%                                 9.8%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
Includes government, corporate,
  mortgage and agency securities
 RiverSource Absolute Return
   Currency and Income Fund                         5.2%                                 2.0%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                    --%                                  --%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

 10 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

INVESTMENT CHANGES

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

Fund holdings at Jan. 31, 2008

                                               % OF FUND'S                  % OF FUND'S PORTFOLIO ASSETS
                                             PORTFOLIO ASSETS                       6 MONTHS AGO
                                       -----------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
 RiverSource Disciplined
   International Equity Fund                        2.0%                                 3.1%
 RiverSource Emerging Markets Fund                  2.0%                                 2.1%
 RiverSource International
   Aggressive Growth Fund                          10.4%                                10.4%
 RiverSource International Equity
   Fund                                             3.1%                                 3.2%
 RiverSource International
   Opportunity Fund                                 4.7%                                 5.1%
 RiverSource International Select
   Value Fund                                       6.4%                                 7.8%
 RiverSource International Small
   Cap Fund                                         1.0%                                 1.0%
                                       -----------------------------------------------------------------
                                                   29.6%                                32.7%
                                       -----------------------------------------------------------------
DOMESTIC EQUITY FUNDS
 RiverSource Dividend Opportunity
   Fund                                             3.0%                                 3.3%
 RiverSource Real Estate Fund                       2.1%                                 1.9%
 RiverSource Disciplined Equity
   Fund                                             8.6%                                 8.8%
 RiverSource Disciplined Large Cap
   Growth Fund                                      6.6%                                 3.1%
 RiverSource Diversified Equity
   Income Fund                                      4.6%                                 5.5%
 RiverSource Fundamental Growth
   Fund                                             7.6%                                 7.8%
 RiverSource Fundamental Value Fund                 4.4%                                 3.7%
 RiverSource Growth Fund                           10.2%                                13.1%
 RiverSource Large Cap Equity Fund                  2.3%                                 3.0%
 RiverSource Large Cap Value Fund                   0.5%                                 0.7%
 RiverSource Value Fund                             2.0%                                 2.0%
 RiverSource Aggressive Growth Fund                 5.1%                                 4.0%
 RiverSource Mid Cap Growth Fund                    3.3%                                 2.0%
 RiverSource Mid Cap Value Fund                     0.7%                                 1.2%
 RiverSource Select Value Fund                      0.7%                                 1.2%
 RiverSource Small Cap Growth Fund                  2.3%                                 2.1%
 RiverSource Small Cap Value Fund                   0.6%                                 1.0%
 RiverSource Disciplined Small and
   Mid Cap Equity Fund                              0.4%                                 0.9%
                                       -----------------------------------------------------------------
                                                   65.0%                                65.3%
                                       -----------------------------------------------------------------
ALTERNATIVE INVESTMENTS
 Includes government, corporate,
   mortgage and agency securities
 RiverSource Absolute Return
   Currency and Income Fund                         5.4%                                 2.0%
                                       -----------------------------------------------------------------
MONEY MARKET FUNDS
 RiverSource Cash Management Fund                    --%                                  --%
                                       -----------------------------------------------------------------
                                                  100.0%                               100.0%
                                       -----------------------------------------------------------------

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  11

PERFORMANCE SUMMARIES

                         RIVERSOURCE PORTFOLIO BUILDER
                               CONSERVATIVE FUND
                             PERFORMANCE COMPARISON
                        For the year ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Portfolio Builder Conservative Fund
  Class A (excluding sales charge)                     +5.14%

Lehman Brothers Aggregate Bond Index (unmanaged)       +8.81%

Russell 3000(R) Index (unmanaged)                      -3.08%

Citigroup 3-Month U.S. Treasury Bill Index
  (unmanaged)                                          +4.60%

MSCI EAFE Index (unmanaged)                            +0.64%

Blended Index (unmanaged)                              +6.22%

(see "The Fund's Long-term Performance" for Index descriptions)

                         RIVERSOURCE PORTFOLIO BUILDER
                           MODERATE CONSERVATIVE FUND
                             PERFORMANCE COMPARISON
                        For the year ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Portfolio Builder Moderate
  Conservative Fund Class A (excluding sales
  charge)                                              +3.99%

Lehman Brothers Aggregate Bond Index (unmanaged)       +8.81%

Russell 3000(R) Index (unmanaged)                      -3.08%

MSCI EAFE Index (unmanaged)                            +0.64%

Citigroup 3-Month U.S. Treasury Bill Index
  (unmanaged)                                          +4.60%

Blended Index (unmanaged)                              +4.78%

(see "The Fund's Long-term Performance" for Index descriptions)
                         RIVERSOURCE PORTFOLIO BUILDER
                                 MODERATE FUND
                             PERFORMANCE COMPARISON
                        For the year ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Portfolio Builder Moderate Fund Class
  A (excluding sales charge)                           +2.69%

Lehman Brothers Aggregate Bond Index (unmanaged)       +8.81%

Russell 3000(R) Index (unmanaged)                      -3.08%

MSCI EAFE Index (unmanaged)                            +0.64%

Blended Index (unmanaged)                              +3.33%

(see "The Fund's Long-term Performance" for Index descriptions)

--------------------------------------------------------------------------------

 12 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

PERFORMANCE SUMMARIES

                         RIVERSOURCE PORTFOLIO BUILDER
                            MODERATE AGGRESSIVE FUND
                             PERFORMANCE COMPARISON
                        For the year ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Portfolio Builder Moderate Aggressive
  Fund Class A (excluding sales charge)                +1.57%

Russell 3000(R) Index (unmanaged)                      -3.08%

Lehman Brothers Aggregate Bond Index (unmanaged)       +8.81%

MSCI EAFE Index (unmanaged)                            +0.64%

Blended Index (unmanaged)                              +1.65%

(see "The Fund's Long-term Performance" for Index descriptions)
                         RIVERSOURCE PORTFOLIO BUILDER
                                AGGRESSIVE FUND
                             PERFORMANCE COMPARISON
                        For the year ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Portfolio Builder Aggressive Fund
  Class A (excluding sales charge)                     -0.31%

Russell 3000(R) Index (unmanaged)                      -3.08%

Lehman Brothers Aggregate Bond Index (unmanaged)       +8.81%

MSCI EAFE Index (unmanaged)                            +0.64%

Blended Index (unmanaged)                              -0.04%

(see "The Fund's Long-term Performance" for Index descriptions)
                         RIVERSOURCE PORTFOLIO BUILDER
                               TOTAL EQUITY FUND
                             PERFORMANCE COMPARISON
                        For the year ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Portfolio Builder Total Equity Fund
  Class A (excluding sales charge)                     -2.04%

Russell 3000(R) Index (unmanaged)                      -3.08%

MSCI EAFE Index (unmanaged)                            +0.64%

Blended Index (unmanaged)                              -2.32%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund and the 5.75% sales charge applicable to Class A shares of all other RiverSource Portfolio Builder funds are not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  13

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Conservative Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                            SINCE
WITHOUT SALES CHARGE                 1 YEAR      3 YEARS  INCEPTION
 Class A (inception 3/4/04)          +5.14%       +5.29%   +4.96%
 Class B (inception 3/4/04)          +4.27%       +4.46%   +4.15%
 Class C (inception 3/4/04)          +4.29%       +4.46%   +4.16%
 Class R4 (inception 3/4/04)         +5.34%       +5.46%   +5.14%

WITH SALES CHARGE
 Class A (inception 3/4/04)          +0.15%       +3.60%   +3.39%
 Class B (inception 3/4/04)          -0.59%       +3.23%   +3.46%
 Class C (inception 3/4/04)          +3.32%       +4.46%   +4.16%

AT DEC. 31, 2007
                                                            SINCE
WITHOUT SALES CHARGE                 1 YEAR      3 YEARS  INCEPTION
 Class A (inception 3/4/04)          +6.17%       +5.26%   +5.18%
 Class B (inception 3/4/04)          +5.39%       +4.49%   +4.41%
 Class C (inception 3/4/04)          +5.31%       +4.46%   +4.39%
 Class R4 (inception 3/4/04)         +6.48%       +5.46%   +5.40%

WITH SALES CHARGE
 Class A (inception 3/4/04)          +1.10%       +3.57%   +3.57%
 Class B (inception 3/4/04)          +0.48%       +3.27%   +3.71%
 Class C (inception 3/4/04)          +4.33%       +4.46%   +4.39%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND(A)    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A                                                            0.45%             0.45%                   1.06%
 Class B                                                            1.20%             1.20%                   1.81%
 Class C                                                            1.20%             1.20%                   1.81%
 Class R4                                                           0.38%             0.38%                   0.99%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.38% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.15% for Class A; 1.90% for Class B; 1.90% for Class C and 1.08% for Class R4.

--------------------------------------------------------------------------------

 14 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Moderate Conservative Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                            SINCE
WITHOUT SALES CHARGE                 1 YEAR      3 YEARS  INCEPTION
 Class A (Inception 3/4/04)          +3.99%       +6.26%   +6.06%
 Class B (Inception 3/4/04)          +3.22%       +5.49%   +5.27%
 Class C (Inception 3/4/04)          +3.23%       +5.46%   +5.27%
 Class R4 (Inception 3/4/04)         +4.32%       +6.47%   +6.26%

WITH SALES CHARGE
 Class A (Inception 3/4/04)          -0.94%       +4.54%   +4.47%
 Class B (Inception 3/4/04)          -1.51%       +4.28%   +4.60%
 Class C (Inception 3/4/04)          +2.29%       +5.46%   +5.27%

AT DEC. 31, 2007
                                                            SINCE
WITHOUT SALES CHARGE                 1 YEAR      3 YEARS  INCEPTION
 Class A (Inception 3/4/04)          +6.70%       +6.57%   +6.70%
 Class B (Inception 3/4/04)          +5.92%       +5.79%   +5.89%
 Class C (Inception 3/4/04)          +5.93%       +5.80%   +5.92%
 Class R4 (Inception 3/4/04)         +7.05%       +6.81%   +6.92%

WITH SALES CHARGE
 Class A (Inception 3/4/04)          +1.61%       +4.86%   +5.07%
 Class B (Inception 3/4/04)          +1.06%       +4.59%   +5.22%
 Class C (Inception 3/4/04)          +4.96%       +5.80%   +5.92%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND(A)    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A                                                            0.41%             0.41%                   1.10%
 Class B                                                            1.17%             1.17%                   1.86%
 Class C                                                            1.17%             1.17%                   1.86%
 Class R4                                                           0.36%             0.32%                   1.01%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.32% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.15% for Class A; 1.91% for Class B; 1.91% for Class C and 1.06% for Class R4.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  15

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Moderate Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                            SINCE
WITHOUT SALES CHARGE                 1 YEAR      3 YEARS  INCEPTION
 Class A (Inception 3/4/04)          +2.69%       +7.19%   +7.05%
 Class B (Inception 3/4/04)          +1.92%       +6.39%   +6.23%
 Class C (Inception 3/4/04)          +1.85%       +6.36%   +6.22%
 Class R4 (Inception 3/4/04)         +2.99%       +7.41%   +7.29%

WITH SALES CHARGE
 Class A (Inception 3/4/04)          -3.19%       +5.09%   +5.45%
 Class B (Inception 3/4/04)          -2.68%       +5.20%   +5.58%
 Class C (Inception 3/4/04)          +0.93%       +6.36%   +6.22%

AT DEC. 31, 2007
                                                            SINCE
WITHOUT SALES CHARGE                 1 YEAR      3 YEARS  INCEPTION
 Class A (Inception 3/4/04)          +6.96%       +7.82%   +8.06%
 Class B (Inception 3/4/04)          +6.19%       +7.02%   +7.24%
 Class C (Inception 3/4/04)          +6.21%       +7.03%   +7.26%
 Class R4 (Inception 3/4/04)         +7.28%       +8.08%   +8.34%

WITH SALES CHARGE
 Class A (Inception 3/4/04)          +0.77%       +5.71%   +6.41%
 Class B (Inception 3/4/04)          +1.39%       +5.85%   +6.59%
 Class C (Inception 3/4/04)          +5.25%       +7.03%   +7.26%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND(A)    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A                                                            0.41%             0.41%                   1.16%
 Class B                                                            1.17%             0.17%                   1.92%
 Class C                                                            1.17%             0.17%                   1.92%
 Class R4                                                           0.35%             0.31%                   1.06%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.31% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.19% for Class A; 1.95% for Class B; 1.95% for Class C and 1.09% for Class R4.

--------------------------------------------------------------------------------

 16 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Moderate Aggressive Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                            SINCE
WITHOUT SALES CHARGE                 1 YEAR      3 YEARS  INCEPTION
 Class A (Inception 3/4/04)          +1.57%       +7.80%   +7.51%
 Class B (Inception 3/4/04)          +0.81%       +6.99%   +6.70%
 Class C (Inception 3/4/04)          +0.85%       +7.02%   +6.72%
 Class R4 (Inception 3/4/04)         +1.86%       +8.09%   +7.77%

WITH SALES CHARGE
 Class A (Inception 3/4/04)          -4.30%       +5.70%   +5.91%
 Class B (Inception 3/4/04)          -3.65%       +5.82%   +6.06%
 Class C (Inception 3/4/04)          -0.04%       +7.02%   +6.72%

AT DEC. 31, 2007
                                                            SINCE
WITHOUT SALES CHARGE                 1 YEAR      3 YEARS  INCEPTION
 Class A (Inception 3/4/04)          +7.41%       +8.81%   +8.93%
 Class B (Inception 3/4/04)          +6.64%       +8.02%   +8.12%
 Class C (Inception 3/4/04)          +6.59%       +8.02%   +8.11%
 Class R4 (Inception 3/4/04)         +7.70%       +9.06%   +9.16%

WITH SALES CHARGE
 Class A (Inception 3/4/04)          +1.21%       +6.68%   +7.26%
 Class B (Inception 3/4/04)          +1.91%       +6.87%   +7.48%
 Class C (Inception 3/4/04)          +5.64%       +8.02%   +8.11%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND(A)    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A                                                            0.43%             0.43%                   1.23%
 Class B                                                            1.19%             1.19%                   1.99%
 Class C                                                            1.19%             1.19%                   1.99%
 Class R4                                                           0.34%             0.34%                   1.14%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.34% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.25% for Class A; 2.01% for Class B; 2.01% for Class C and 1.16% for Class R4.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  17

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Aggressive Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                            SINCE
WITHOUT SALES CHARGE                 1 YEAR      3 YEARS  INCEPTION
 Class A (Inception 3/4/04)          -0.31%       +8.44%    +7.96%
 Class B (Inception 3/4/04)          -1.02%       +7.62%    +7.12%
 Class C (Inception 3/4/04)          -1.06%       +7.59%    +7.09%
 Class R4 (Inception 3/4/04)         -0.09%       +8.61%    +8.12%

WITH SALES CHARGE
 Class A (Inception 3/4/04)          -6.01%       +6.33%    +6.34%
 Class B (Inception 3/4/04)          -5.31%       +6.46%    +6.49%
 Class C (Inception 3/4/04)          -1.92%       +7.59%    +7.09%

AT DEC. 31, 2007
                                                            SINCE
WITHOUT SALES CHARGE                 1 YEAR      3 YEARS  INCEPTION
 Class A (Inception 3/4/04)          +7.46%       +9.91%    +9.83%
 Class B (Inception 3/4/04)          +6.67%       +9.09%    +9.00%
 Class C (Inception 3/4/04)          +6.66%       +9.11%    +8.97%
 Class R4 (Inception 3/4/04)         +7.69%      +10.12%   +10.03%

WITH SALES CHARGE
 Class A (Inception 3/4/04)          +1.30%       +7.78%    +8.15%
 Class B (Inception 3/4/04)          +2.05%       +7.96%    +8.38%
 Class C (Inception 3/4/04)          +5.74%       +9.11%    +8.97%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND(A)    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A                                                            0.46%             0.46%                   1.29%
 Class B                                                            1.22%             1.22%                   2.05%
 Class C                                                            1.21%             1.21%                   2.04%
 Class R4                                                           0.35%             0.35%                   1.18%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.37% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.31% for Class A; 2.07% for Class B; 2.06% for Class C and 1.20% for Class R4.

--------------------------------------------------------------------------------

 18 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

PERFORMANCE SUMMARIES

RiverSource Portfolio Builder Total Equity Fund

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                            SINCE
WITHOUT SALES CHARGE                 1 YEAR      3 YEARS  INCEPTION
 Class A (Inception 3/4/04)          -2.04%       +9.01%   +8.39%
 Class B (Inception 3/4/04)          -2.86%       +8.18%   +7.55%
 Class C (Inception 3/4/04)          -2.87%       +8.18%   +7.54%
 Class R4 (Inception 3/4/04)         -1.78%       +9.26%   +8.61%

WITH SALES CHARGE
 Class A (Inception 3/4/04)          -7.67%       +6.89%   +6.77%
 Class B (Inception 3/4/04)          -7.03%       +7.04%   +6.92%
 Class C (Inception 3/4/04)          -3.70%       +8.18%   +7.54%

AT DEC. 31, 2007
                                                            SINCE
WITHOUT SALES CHARGE                 1 YEAR      3 YEARS  INCEPTION
 Class A (Inception 3/4/04)          +7.48%      +10.96%   +10.76%
 Class B (Inception 3/4/04)          +6.65%      +10.11%    +9.90%
 Class C (Inception 3/4/04)          +6.68%      +10.12%    +9.90%
 Class R4 (Inception 3/4/04)         +7.81%      +11.18%   +10.98%

WITH SALES CHARGE
 Class A (Inception 3/4/04)          +1.27%       +8.79%    +9.07%
 Class B (Inception 3/4/04)          +2.08%       +9.00%    +9.29%
 Class C (Inception 3/4/04)          +5.77%      +10.12%    +9.90%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                                                                    NET FUND AND ACQUIRED FUND
                                                                TOTAL FUND(A)    NET EXPENSES(A)       (UNDERLYING FUND)(B)
 Class A                                                            0.46%             0.46%                   1.34%
 Class B                                                            1.22%             1.22%                   2.10%
 Class C                                                            1.22%             1.22%                   2.10%
 Class R4                                                           0.35%             0.35%                   1.23%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.51% for Class A; 1.27% for Class B; 1.26% for Class C and 0.37% for Class R4.
(b) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund's Acquired Fund (underlying fund) fees and expenses are based on its allocations in the acquired funds. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the Total Fund and Acquired Fund (underlying fund) fees and expenses would have been 1.35% for Class A; 2.11% for Class B; 2.11% for Class C and 1.24% for Class R4.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  19

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

(DAVID M. JOY PHOTO)

David M. Joy,
Vice President
Capital Markets
Strategy

Below, Portfolio Manager David Joy discusses the funds' results and positioning for the 12 months ended Jan. 31, 2008.

Q: How did the funds perform for the annual period?

A: Five of the six funds in the RiverSource Portfolio Builder Series underperformed their respective blended benchmarks for the 12-month period ended Jan. 31, 2008, as shown in the bar charts on pages 12 and 13. RiverSource Portfolio Builder Total Equity Fund outperformed its blended benchmark for the annual period. During the same time frame, the funds' domestic equity benchmark, the Russell 3000(R) Index, declined 3.08%, while the funds' bond benchmark, the Lehman Brothers Aggregate Bond Index, returned 8.81%. The funds' international equity benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index, returned 0.64%, while the Citigroup 3-Month U.S. Treasury Bill Index returned 4.60% for the period.

Q: How is performance of each RiverSource Portfolio Builder Series fund measured?

A: Each fund has a Blended Index benchmark as described below. The Blended Index benchmarks were changed on April 1, 2007, to reflect an increased international allocation. For more information on the Blended Index for each fund, please see the "Fund's Long-term Performance" on pages 24 through 35.

   - RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND - 70% Lehman Brothers Aggregate Bond Index, 14% Russell 3000(R) Index, 6% MSCI EAFE Index and 10% Citigroup 3-Month U.S. Treasury Bill Index.

   - RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND - 60% Lehman Brothers Aggregate Bond Index, 25% Russell 3000(R) Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index.

   - RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND - 50% Lehman Brothers Aggregate Bond Index, 35% Russell 3000(R) Index and 15% MSCI EAFE Index.

   - RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND - 35% Lehman Brothers Aggregate Bond Index, 46% Russell 3000(R) Index and 19% MSCI EAFE Index.

   - RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND - 20% Lehman Brothers Aggregate Bond Index, 56% Russell 3000(R) Index and 24% MSCI EAFE Index.

   - RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND - 70% Russell 3000(R) Index and 30% MSCI EAFE Index.

Q: What factors most significantly affected the funds' performance for the period?

A: Each of the RiverSource Portfolio Builder Series funds benefited from a sizable position in international equities and from exposure to emerging market equities, as foreign equities, both developed and emerging, outpaced U.S. equities during the period. An emphasis on large-cap stocks and a tilt towards growth stocks also contributed positively to the funds' results, as large-cap stocks outperformed their smaller counterparts and growth stocks outpaced value stocks during the period. RiverSource Portfolio Builder Total Equity Fund outperformed its blended benchmark due primarily to its currency exposure.

   Positions in several underlying funds that outperformed their respective benchmarks during the period also helped each of the Portfolio Builder Series funds. Within equities, positions in RiverSource Aggressive Growth Fund and RiverSource Mid Cap Value Fund boosted performance and helped offset the detracting effect of the funds' overall weighting in equities. Within fixed income, allocations to Treasury Inflation Protected Securities (TIPS) through RiverSource Inflation Protected Securities Fund, and to international bonds through RiverSource Global Bond Fund, were bright spots during the period, as both sectors outperformed the broader fixed income market for the 12 months.

   Conversely, a significant allocation to equities in each of the RiverSource Portfolio Builder Series funds hurt performance, as stocks underperformed bonds during the period. Within equities, the funds' exposure to real estate through RiverSource Real Estate Fund detracted from performance, as the asset class declined by nearly 25% during the annual period. The funds also

--------------------------------------------------------------------------------

 20 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

QUESTIONS & ANSWERS

maintained some exposure to value equities, which, as mentioned, lagged their growth-oriented counterparts during the period. Positions in RiverSource Growth Fund and RiverSource Fundamental Growth Fund also hurt the funds' results, as each of these underlying funds underperformed its respective benchmark for the 12 months. Similarly, within fixed income, allocations to RiverSource Diversified Bond Fund and RiverSource Core Bond Fund detracted, as each of these funds underperformed its respective benchmark for the annual period.
   EACH OF THE RIVERSOURCE PORTFOLIO BUILDER SERIES FUNDS BENEFITED FROM A SIZABLE POSITION IN INTERNATIONAL EQUITIES AND FROM EXPOSURE TO EMERGING MARKET EQUITIES, AS FOREIGN EQUITIES, BOTH DEVELOPED AND EMERGING,
   OUTPACED U.S. EQUITIES DURING THE PERIOD.

Q: What changes did you make to the funds' portfolios during the period?
A: During the first half of the annual period, we introduced an allocation to RiverSource Disciplined Large Cap Growth Fund, which is managed by the RiverSource Disciplined Equity and Asset Allocation Team, and reduced exposure to both the RiverSource Fundamental Growth Fund and the

   RiverSource Growth Fund to incorporate this newly launched fund. We increased the funds' exposure to mid-cap stocks, going from an underweight to a neutral weight vs. our target allocation for the funds. Additionally, we increased the funds' international exposure, with the funds' neutral target allocation moving from 20% to 30%.

   Early in the second half of the fiscal year, we reduced the funds' overweighting in equities and gave more weight to bonds in all Portfolio Builder Series funds. Specifically, we reduced by 50% the funds' maximum weighting of equities vs. fixed income. Toward the end of the period, we increased the funds' exposure to currency to 5%, effectively moving to a neutral exposure to equities overall.

   Each of the six portfolios is constructed using a rigorous process implemented by the Fund Selection Committee. We allocate assets to multiple underlying RiverSource mutual funds to provide shareholders with diversification across asset classes, investment styles and portfolio management teams. As of Jan. 31, 2008:

   - RiverSource Portfolio Builder Conservative Fund's portfolio targets included five fixed income funds, one money market fund, 24 equity funds and one alternative investment fund.

   - RiverSource Portfolio Builder Moderate Conservative Fund's portfolio targets included eight fixed income funds, one money market fund, 25 equity funds and one alternative investment fund.

   - RiverSource Portfolio Builder Moderate Fund's portfolio targets included six fixed income funds, one money market fund, 25 equity funds and one alternative investment fund.

   - RiverSource Portfolio Builder Moderate Aggressive Fund's portfolio targets included seven fixed income funds, one money market fund, 25 equity funds and one alternative investment fund.

   - RiverSource Portfolio Builder Aggressive Fund's portfolio targets included seven fixed income funds, one money market fund, 25 equity funds and one alternative investment fund.

(NEWSLETTER IMAGE)
   THE CAPITAL MARKETS COMMITTEE
   MEMBERS:
   - DAVID M. JOY
     Vice President,
     Capital Markets Strategy
   - WILLIAM F. TRUSCOTT
     Chief Investment Officer

   - DAN LAUFENBERG
     Vice President and
     Chief U.S. Economist
   - OTHER SENIOR INVESTMENT
     PROFESSIONALS
   The group meets regularly to review U.S. and global economic and investment conditions, and discuss the relative attractiveness of equities and fixed income securities within various sectors, markets and countries. The consensus opinion of the Capital Markets Committee is published quarterly as the Capital Markets Outlook (shown above), which is available from your Ameriprise financial advisor or online at riversource.com/investments.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  21

QUESTIONS & ANSWERS

RIVERSOURCE PORTFOLIO BUILDER SERIES

HOW EACH FUND SEEKS FOUR LEVELS OF ASSET ALLOCATION AND DIVERSIFICATION

                                                          RIVERSOURCE PORTFOLIO BUILDER SERIES INVESTMENT PROCESS
          STEP 1
          ------------------------------------------------------------------------------------------------------------------------

             DISCIPLINED ASSET ALLOCATION

             Based on initial guidance from the Capital          EQUITY              FIXED INCOME           CASH       ALTERNATIVE
 ---->       Markets Committee, the Asset Allocation                                                                   INVESTMENTS
 |           Committee determines for each fund the
 |           allocation among the three primary asset
 |           classes.
 |         ------------------------------------------------------------------------------------------------------------------------
 |
 |         STEP 2
 |         ------------------------------------------------------------------------------------------------------------------------
 |
 |           DIVERSIFICATION AMONG INVESTMENT CATEGORIES   DOMESTIC              BOND FUNDS             MONEY MARKET   ABSOLUTE
 |                                                         EQUITY FUNDS          GOVERNMENT             FUNDS          RETURN FUNDS
 |           The Asset Allocation Committee determines     GROWTH                INVESTMENT GRADE                      CURRENCY
 |           allocation among the investment categories    VALUE                   CORPORATE                             AND INCOME
 |           in each asset class for each fund.            BLEND                 HIGH YIELD CORPORATE
 |                                                         LARGE CAP             GLOBAL
 |           o  For equity funds, this                     MID CAP
 |              includes diversification by                SMALL CAP
 |              style, market capitalization               REAL ESTATE
 |              and geography.
 |                                                         INTERNATIONAL FUNDS
 |           o  For fixed income funds, this               DEVELOPED MARKETS
 |              includes diversification by                EMERGING MARKETS
 |              sector, maturity, duration
 |              and credit quality.
 |         ------------------------------------------------------------------------------------------------------------------------
 |
 |         STEP 3
 |         ------------------------------------------------------------------------------------------------------------------------
 |
 |           DIVERSIFICATION AMONG UNDERLYING FUNDS                        RIVERSOURCE INVESTMENTS FAMILY OF FUNDS,
 |                                                                          WHICH INCLUDES MUTUAL FUNDS MANAGED BY
 |           The Fund Selection Committee then                             PROMINENT, INDEPENDENT INVESTMENT FIRMS.
 |           determines the underlying fund selections
 |           for each fund, based on factors that
 |           include:
 |
 |           o  HISTORICAL PERFORMANCE
 |
 |           o  RISK/RETURN CHARACTERISTICS
 |
 |           o  MANAGER TENURE
 |         ------------------------------------------------------------------------------------------------------------------------
 |
 |         STEP 4
 |         ------------------------------------------------------------------------------------------------------------------------
 |
 |           PERIODIC REALLOCATION
 |
 |           The Asset Allocation Committee and the Fund
 ----        Selection Committee meet at least quarterly
             to (re)position fund investments and
             consider allocation and selection
            determinations
          ------------------------------------------------------------------------------------------------------------------------

                                                                                           RESULT
                                                                            RIVERSOURCE PORTFOLIO BUILDER SERIES



--------------------------------------------------------------------------------

 22 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

QUESTIONS & ANSWERS

   - RiverSource Portfolio Builder Total Equity Fund's portfolio targets included 25 equity funds, one money market fund and one alternative investment fund.

Q: What is the funds' tactical view and strategy for the months ahead?

A: Broadly speaking, whether the equity market can recover from its winter doldrums depends on many factors, including how often and to what extent the Federal Reserve Board cuts interest rates, the level of crude oil prices, corporate earnings reports, inflation data and whether the housing market's woes simply slow economic growth or tip the economy into recession. Geopolitics may also play a role, including potential outcomes of the ongoing war in Iraq, tensions with Iran, instability in Pakistan and upcoming presidential elections in Russia. While equity markets are likely to remain volatile until these issues are resolved, we expect that the U.S. economy should remain fundamentally healthy with the flexibility needed to recover from any downturns relatively quickly. We remain positive on the ability of the equity markets to recover as well.

   Within the funds' generally neutral equity allocations, which we intend to maintain for the near term, we continue to favor high quality large-cap stocks over small- and mid-caps and growth over value. Outside the U.S., stock markets in industrialized economies were awash in red ink in the last months of the annual period, despite the added boost of a declining dollar. It was clear that investors became cautious about slower economic growth and were more risk averse overall. Yet, with economic growth estimated at approximately 1.8% for 2008, our outlook for international equity markets is positive. We anticipate rate cuts in the eurozone and the UK to support this view. As such, we continue to overweight international markets over the U.S. market.

   On the fixed income side, the highest quality sectors, including Treasuries and inflation-protected securities, generated solid returns during the last half of the annual period, as investors became increasingly concerned about the health of the economy. Conversely, corporate and asset-backed bonds experienced one of their most difficult environments in memory, buffeted by the additional concerns of market liquidity. As for international bonds, risk aversion dominated there, too, as weaker economic data out of the U.S. and some other G10 countries seemed to confirm the market's fears of a negative impact on real economies from the financial market turbulence that began in July 2007. Given this view, we intend to maintain a focus on high quality within the funds' fixed income allocation.

   Overall, we urge investors to manage their near-term expectations of both the equity and fixed income markets and to maintain an unemotional long-term perspective on their investments.

TARGET ALLOCATIONS AS OF JAN. 31, 2008

FUND                                                     EQUITY         FIXED INCOME         CASH         ALTERNATIVE INVESTMENTS
 RiverSource Portfolio Builder Conservative Fund          20%               70%               5%                    5%
 RiverSource Portfolio Builder Moderate
   Conservative Fund                                      35%               58%               2%                    5%
 RiverSource Portfolio Builder Moderate Fund              50%               45%              --                     5%
 RiverSource Portfolio Builder Moderate
   Aggressive Fund                                        65%               30%              --                     5%
 RiverSource Portfolio Builder Aggressive Fund            80%               15%              --                     5%
 RiverSource Portfolio Builder Total Equity Fund          95%               --               --                     5%

* Includes real estate.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views ay not be relied upon as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  23

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Conservative Fund Class A shares (from 3/1/04 to 1/31/08)* as compared to the performance of two widely cited performance indices, the Lehman Brothers Aggregate Bond Index and the Russell 3000(R) Index, as well as a Blended Index, consisting of a blend of the Lehman Brothers Aggregate Bond Index, Russell 3000 Index, Citigroup 3-Month U.S. Treasury Bill Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index, Russell 3000 Index, Citigroup 3-Month U.S. Treasury Bill Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

COMPARATIVE RESULTS

Results at Jan. 31, 2008                                             SINCE
                                            1 YEAR     3 YEARS    INCEPTION(6)
PORTFOLIO BUILDER CONSERVATIVE FUND (INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000        $10,015    $11,119      $11,511
        Average annual total return           +0.15%     +3.60%       +3.39%
LEHMAN BROTHERS AGGREGATE BOND INDEX(1)
        Cumulative value of $10,000         $10,881    $11,550      $11,902
        Average annual total return           +8.81%     +4.92%       +4.55%
RUSSELL 3000 INDEX(2)
        Cumulative value of $10,000          $9,692    $12,461      $13,124
        Average annual total return           -3.08%     +7.61%       +7.19%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(3)
        Cumulative value of $10,000         $10,460    $11,314      $11,458
        Average annual total return           +4.60%     +4.20%       +3.53%
MSCI EAFE INDEX(4)
        Cumulative value of $10,000         $10,064    $14,929      $17,046
        Average annual total return           +0.64%    +14.29%      +14.59%
BLENDED INDEX(5)
        Cumulative value of $10,000         $10,622    $11,819      $12,251
        Average annual total return           +6.22%     +5.73%       +5.33%

* Results for other share classes can be found on page 14.

--------------------------------------------------------------------------------

 24 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER CONSERVATIVE FUND LINE GRAPH)

                                 RIVERSOURCE
                                  PORTFOLIO
                                   BUILDER
                                CONSERVATIVE         LEHMAN                           CITIGROUP 3-
                                FUND CLASS A        BROTHERS                           MONTH U.S.
                               (INCLUDES SALES   AGGREGATE BOND     RUSSELL 3000      TREASURY BILL       MSCI EAFE
                                   CHARGE)          INDEX(1)          INDEX(2)          INDEX(3)          INDEX(4)
                               ---------------   --------------     ------------      -------------       ---------
3/1/04                           $ 9,525              $10,000         $10,000            $10,000          $10,000
1/31/05                            9,862               10,304          10,532             10,127           11,418
1/31/06                           10,352               10,489          11,866             10,447           14,076
1/31/07                           10,949               10,938          13,541             10,954           16,938
1/31/08                           11,511               11,902          13,124             11,458           17,046


                                   BLENDED
                                  INDEX(5)
                                  ---------
3/1/04                            $10,000
1/31/05                            10,364
1/31/06                            10,828
1/31/07                            11,533
1/31/08                            12,251

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(2) The Russell 3000(R) Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.
(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(5) The Portfolio Builder Conservative Fund Blended Index consists of 70% Lehman Brothers Aggregate Bond Index, 14% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 6% MSCI EAFE Index. Prior to April 1, 2007, the Blended Index consisted of 70% Lehman Brother Aggregate Bond Index, 16% Russell 3000 Index, 10% Citigroup 3-Month U.S. Treasury Bill Index and 4% MSCI EAFE Index. The Citigroup 3-Month U.S. Treasury Bill Index and the MSCI EAFE Index are shown in the table because they are separate components of the Blended Index.
(6) Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index, Russell 3000 Index, Citigroup 3-Month U.S. Treasury Bill Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

The indices reflect reinvestment of all distributions and changes in market prices.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  25

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Moderate Conservative Fund Class A shares (from 3/1/04 to 1/31/08)* as compared to the performance of two widely cited performance indices, the Lehman Brothers Aggregate Bond Index and the Russell 3000(R) Index, as well as a Blended Index, consisting of a blend of the Lehman Brothers Aggregate Bond Index, Russell 3000 Index, MSCI EAFE Index and Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index, Russell 3000 Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended Index data is from March 1, 2004.

COMPARATIVE RESULTS

Results at Jan. 31, 2008
                                                                   SINCE
                                          1 YEAR     3 YEARS    INCEPTION(6)
PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND (INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000       $9,906    $11,425      $11,988
        Average annual total return         -0.94%     +4.54%       +4.47%
LEHMAN BROTHERS AGGREGATE BOND INDEX(1)
        Cumulative value of $10,000       $10,881    $11,550      $11,902
        Average annual total return         +8.81%     +4.92%       +4.55%
RUSSELL 3000 INDEX(2)
        Cumulative value of $10,000        $9,692    $12,461      $13,124
        Average annual total return         -3.08%     +7.61%       +7.19%
MSCI EAFE INDEX(3)
        Cumulative value of $10,000       $10,064    $14,929      $17,046
        Average annual total return         +0.64%    +14.29%      +14.59%
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(4)
        Cumulative value of $10,000       $10,460    $11,314      $11,458
        Average annual total return         +4.60%     +4.20%       +3.53%
BLENDED INDEX(5)
        Cumulative value of $10,000       $10,478    $12,049      $12,554
        Average annual total return         +4.78%     +6.41%       +5.99%

* Results for other share classes can be found on page 15.

--------------------------------------------------------------------------------

 26 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER MODERATE CONSERVATIVE FUND LINE GRAPH)

                                 RIVERSOURCE
                                  PORTFOLIO
                                   BUILDER
                                  MODERATE
                                CONSERVATIVE         LEHMAN                                             CITIGROUP 3-
                                FUND CLASS A        BROTHERS                                             MONTH U.S.
                               (INCLUDES SALES   AGGREGATE BOND     RUSSELL 3000        MSCI EAFE       TREASURY BILL
                                   CHARGE)          INDEX(1)          INDEX(2)          INDEX(3)          INDEX(4)
                               ---------------   --------------     ------------        ---------       -------------
3/1/04                             $ 9,525            $10,000            $10,000            $10,000         $10,000
1/31/05                              9,992             10,304             10,532             11,418          10,127
1/31/06                             10,709             10,489             11,866             14,076          10,447
1/31/07                             11,528             10,938             13,541             16,938          10,954
1/31/08                             11,988             11,902             13,124             17,046          11,458


                                   BLENDED
                                  INDEX(5)
                                  ---------
3/1/04                             $10,000
1/31/05                             10,421
1/31/06                             11,082
1/31/07                             11,982
1/31/08                             12,554

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.
(5) The Portfolio Builder Moderate Conservative Fund Blended Index consists of 60% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Index, 10% MSCI EAFE Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. Prior to April 1, 2007, the Blended Index consisted of 60% Lehman Brother Aggregate Bond Index, 28% Russell 3000 Index, 5% Citigroup 3-Month U.S. Treasury Bill Index and 7% MSCI EAFE Index. The MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index are shown in the table because they are separate components of the Blended Index.
(6) Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index, Russell 3000 Index, MSCI EAFE Index, Citigroup 3-Month U.S. Treasury Bill Index and Blended Index data is from March 1, 2004.

The indices reflect reinvestment of all distributions and changes in market prices.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  27

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Moderate Fund Class A shares (from 3/1/04 to 1/31/08)* as compared to the performance of two widely cited performance indices, the Lehman Brothers Aggregate Bond Index and the Russell 3000(R) Index, as well as a Blended Index, consisting of a blend of the Lehman Brothers Aggregate Bond Index, Russell 3000 Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index, Russell 3000 Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

COMPARATIVE RESULTS

Results at Jan. 31, 2008
                                                                   SINCE
                                          1 YEAR     3 YEARS    INCEPTION(5)
PORTFOLIO BUILDER MODERATE FUND (INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000       $9,681    $11,606      $12,304
        Average annual total return         -3.19%     +5.09%       +5.45%
LEHMAN BROTHERS AGGREGATE BOND INDEX(1)
        Cumulative value of $10,000       $10,881    $11,550      $11,902
        Average annual total return         +8.81%     +4.92%       +4.55%
RUSSELL 3000 INDEX(2)
        Cumulative value of $10,000        $9,692    $12,461      $13,124
        Average annual total return         -3.08%     +7.61%       +7.19%
MSCI EAFE INDEX(3)
        Cumulative value of $10,000       $10,064    $14,929      $17,046
        Average annual total return         +0.64%    +14.29%      +14.59%
BLENDED INDEX(4)
        Cumulative value of $10,000       $10,333    $12,271      $12,854
        Average annual total return         +3.33%     +7.06%       +6.63%

* Results for other share classes can be found on page 16.

--------------------------------------------------------------------------------

 28 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER MODERATE FUND LINE GRAPH)


                                RIVERSOURCE
                             PORTFOLIO BUILDER
                               MODERATE FUND     LEHMAN BROTHERS
                             CLASS A (INCLUDES    AGGREGATE BOND        RUSSELL 3000          MSCI EAFE
                                SALES CHARGE)        INDEX(1)              INDEX(2)             INDEX(3)        BLENDED INDEX(4)
                             -----------------   ------------------   ------------------   ------------------   ----------------
3/1/04                            $ 9,425              $10,000               $10,000               $10,000           $10,000
1/31/05                             9,991               10,304                10,532                11,418            10,475
1/31/06                            10,955               10,489                11,866                14,076            11,335
1/31/07                            11,982               10,938                13,541                16,938            12,440
1/31/08                            12,304               11,902                13,124                17,046            12,854

(1) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Portfolio Builder Moderate Fund Blended Index consists of 50% Lehman Brothers Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index. Prior to April 1, 2007, the Blended Index consisted of 50% Lehman Brother Aggregate Bond Index, 40% Russell 3000 Index and 10% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.
(5) Fund data is from March 4, 2004. Lehman Brothers Aggregate Bond Index, Russell 3000 Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

The indices reflect reinvestment of all distributions and changes in market prices.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  29

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Moderate Aggressive Fund Class A shares (from 3/1/04 to 1/31/08)* as compared to the performance of two widely cited performance indices, the Russell 3000(R) Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended Index, consisting of a blend of the Russell 3000 Index, Lehman Brothers Aggregate Bond Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

COMPARATIVE RESULTS

Results at Jan. 31, 2008
                                                                   SINCE
                                          1 YEAR     3 YEARS    INCEPTION(5)
PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND (INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000       $9,570    $11,809      $12,512
        Average annual total return         -4.30%     +5.70%       +5.91%
RUSSELL 3000 INDEX(1)
        Cumulative value of $10,000        $9,692    $12,461      $13,124
        Average annual total return         -3.08%     +7.61%       +7.19%
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
        Cumulative value of $10,000       $10,881    $11,550      $11,902
        Average annual total return         +8.81%     +4.92%       +4.55%
MSCI EAFE INDEX(3)
        Cumulative value of $10,000       $10,064    $14,929      $17,046
        Average annual total return         +0.64%    +14.29%      +14.59%
BLENDED INDEX(4)
        Cumulative value of $10,000       $10,165    $12,479      $13,124
        Average annual total return         +1.65%     +7.66%       +7.20%

* Results for other share classes can be found on page 17.

--------------------------------------------------------------------------------

 30 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER MODERATE AGGRESSIVE FUND LINE GRAPH)

                                RIVERSOURCE
                             PORTFOLIO BUILDER
                                 MODERATE
                              AGGRESSIVE FUND                            LEHMAN BROTHERS
                             CLASS A (INCLUDES        RUSSELL 3000       AGGREGATE BOND         MSCI EAFE
                               SALES CHARGE)            INDEX(1)            INDEX(2)            INDEX(3)         BLENDED INDEX(4)
                             -----------------   ------------------   ------------------   ------------------   ----------------
3/1/04                            $ 9,425              $10,000               $10,000               $10,000            $10,000
1/31/05                             9,988               10,532                10,304                11,418             10,518
1/31/06                            11,158               11,866                10,489                14,076             11,588
1/31/07                            12,319               13,541                10,938                16,938             12,911
1/31/08                            12,512               13,124                11,902                17,046             13,124

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Portfolio Builder Moderate Aggressive Fund Blended Index consists of 46% Russell 3000 Index, 35% Lehman Brothers Aggregate Bond Index and 19% MSCI EAFE Index. Prior to April 1, 2007, the Blended Index consisted of 35% Lehman Brother Aggregate Bond Index, 52% Russell 3000 Index and 13% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.
(5) Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

The indices reflect reinvestment of all distributions and changes in market prices.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  31

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Aggressive Fund Class A shares (from 3/1/04 to 1/31/08)* as compared to the performance of two widely cited performance indices, the Russell 3000(R) Index and the Lehman Brothers Aggregate Bond Index, as well as a Blended Index, consisting of a blend of the Russell 3000 Index, Lehman Brothers Aggregate Bond Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

COMPARATIVE RESULTS

Results at Jan. 31, 2008
                                                                   SINCE
                                          1 YEAR     3 YEARS    INCEPTION(5)
PORTFOLIO BUILDER AGGRESSIVE FUND (INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000       $9,407    $12,022      $12,716
        Average annual total return         -5.93%     +6.33%       +6.34%
RUSSELL 3000 INDEX(1)
        Cumulative value of $10,000        $9,692    $12,461      $13,124
        Average annual total return         -3.08%     +7.61%       +7.19%
LEHMAN BROTHERS AGGREGATE BOND INDEX(2)
        Cumulative value of $10,000       $10,881    $11,550      $11,902
        Average annual total return         +8.81%     +4.92%       +4.55%
MSCI EAFE INDEX(3)
        Cumulative value of $10,000       $10,064    $14,929      $17,046
        Average annual total return         +0.64%    +14.29%      +14.59%
BLENDED INDEX(4)
        Cumulative value of $10,000        $9,996    $12,678      $13,388
        Average annual total return         -0.04%     +8.23%       +7.74%

* Results for other share classes can be found on page 18.

--------------------------------------------------------------------------------

 32 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER AGGRESSIVE FUND LINE GRAPH)

                                RIVERSOURCE
                             PORTFOLIO BUILDER
                              AGGRESSIVE FUND                           LEHMAN BROTHERS
                             CLASS A (INCLUDES       RUSSELL 3000        AGGREGATE BOND         MSCI EAFE
                               SALES CHARGE)           INDEX(1)             INDEX(2)             INDEX(3)        BLENDED INDEX(4)
                             -----------------   ------------------   ------------------   ------------------   ----------------
3/1/04                            $ 9,425              $10,000               $10,000               $10,000           $10,000
1/31/05                             9,973               10,532                10,304                11,418            10,560
1/31/06                            11,395               11,866                10,489                14,076            11,842
1/31/07                            12,745               13,541                10,938                16,938            13,393
1/31/08                            12,716               13,124                11,902                17,046            13,388

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(4) The Portfolio Builder Aggressive Fund Blended Index consists of 56% Russell 3000 Index, 24% MSCI EAFE Index and 20% Lehman Brothers Aggregate Bond Index. Prior to April 1, 2007, the Blended Index consisted of 20% Lehman Brother Aggregate Bond Index, 64% Russell 3000 Index and 16% MSCI EAFE Index. The MSCI EAFE Index is shown in the table because it is a separate component of the Blended Index.
(5) Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

The indices reflect reinvestment of all distributions and changes in market prices.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  33

THE FUND'S LONG-TERM PERFORMANCE

RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Portfolio Builder Total Equity Fund Class A shares (from 3/1/04 to 1/31/08)* as compared to the performance of one widely cited performance index, the Russell 3000(R) Index, as well as a Blended Index, consisting of a blend of the Russell 3000 Index and MSCI EAFE Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

COMPARATIVE RESULTS

Results at Jan. 31, 2008
                                                                   SINCE
                                          1 YEAR     3 YEARS    INCEPTION(4)
PORTFOLIO BUILDER TOTAL EQUITY FUND (INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000       $9,233    $12,213      $12,916
        Average annual total return         -7.67%     +6.89%       +6.77%
RUSSELL 3000 INDEX(1)
        Cumulative value of $10,000        $9,692    $12,461      $13,124
        Average annual total return         -3.08%     +7.61%       +7.19%
MSCI EAFE INDEX(2)
        Cumulative value of $10,000       $10,064    $14,929      $17,046
        Average annual total return         +0.64%    +14.29%      +14.59%
BLENDED INDEX(3)
        Cumulative value of $10,000        $9,768    $12,936      $13,725
        Average annual total return         -2.32%     +8.96%       +8.43%

* Results for other share classes can be found on page 19.

--------------------------------------------------------------------------------

 34 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE PORTFOLIO BUILDER TOTAL EQUITY FUND LINE GRAPH)

                                     RIVERSOURCE PORTFOLIO
                                     BUILDER TOTAL EQUITY
                                    FUND CLASS A (INCLUDES
                                        SALES CHARGE)       RUSSELL 3000 INDEX(1)    MSCI EAFE INDEX(2)      BLENDED INDEX(3)
                                    -----------------------   ---------------------    ------------------      ----------------
3/1/04                                      $ 9,425                $10,000                 $10,000                 $10,000
1/31/05                                       9,972                 10,532                  11,418                  10,611
1/31/06                                      11,666                 11,866                  14,076                  12,179
1/31/07                                      13,185                 13,541                  16,938                  14,051
1/31/08                                      12,916                 13,124                  17,046                  13,725

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(3) The Portfolio Builder Total Equity Fund Blended Index consists of 70% Russell 3000 Index and 30% MSCI EAFE Index. Prior to April 1, 2007, the Blended Index consisted of 80% Russell 3000 Index and 20% MSCI EAFE Index.
(4) Fund data is from March 4, 2004. Russell 3000 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and Blended Index data is from March 1, 2004.

The indices reflect reinvestment of all distributions and changes in market prices.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  35

FUND EXPENSES EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. Each Fund's estimated indirect expense from investing in the underlying funds is based on the Fund's pro rata portion of the cumulative expenses charged by the underlying funds using the underlying funds expense ratio as of the most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2008.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 36 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Conservative Fund

                                                BEGINNING              ENDING            DIRECT EXPENSES     DIRECT AND INDIRECT
                                              ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING       EXPENSES PAID DURING
                                              AUG. 1, 2007          JAN. 31, 2008         THE PERIOD(A)       THE PERIOD(B),(C)
 Class A
   Actual(d)                                     $1,000               $1,026.00               $2.40                 $5.52
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,022.84               $2.40                 $5.51
 Class B
   Actual(d)                                     $1,000               $1,022.30               $6.22                 $9.33
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,019.06               $6.21                 $9.31
 Class C
   Actual(d)                                     $1,000               $1,021.50               $6.22                 $9.32
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,019.06               $6.21                 $9.31
 Class R4
   Actual(d)                                     $1,000               $1,028.20               $1.94                 $5.06
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,023.29               $1.94                 $5.05

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .47%                  .61%                  1.08%
 Class B                                                             1.22%                  .61%                  1.83%
 Class C                                                             1.22%                  .61%                  1.83%
 Class R4                                                             .38%                  .61%                   .99%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.70% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2008, the actual expenses paid would have been $5.97 for Class A, $9.79 for Class B, $9.78 for Class C and $5.52 for Class R4; the hypothetical expenses paid would have been $5.97 for Class A, $9.77 for Class B, $9.77 for Class C and $5.61 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2008: +2.60% for Class A, +2.23% for Class B, +2.15% for Class C and +2.82% for Class R4.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  37

RiverSource Portfolio Builder Moderate Conservative Fund

                                                BEGINNING              ENDING            DIRECT EXPENSES     DIRECT AND INDIRECT
                                              ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING       EXPENSES PAID DURING
                                              AUG. 1, 2007          JAN. 31, 2008         THE PERIOD(A)       THE PERIOD(B),(C)
 Class A
   Actual(d)                                     $1,000               $1,011.40               $2.08                 $5.58
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,023.14               $2.09                 $5.61
 Class B
   Actual(d)                                     $1,000               $1,007.70               $5.92                 $9.41
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,019.31               $5.96                 $9.47
 Class C
   Actual(d)                                     $1,000               $1,007.80               $5.87                 $9.36
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,019.36               $5.90                 $9.42
 Class R4
   Actual(d)                                     $1,000               $1,013.10               $1.62                 $5.12
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,023.59               $1.63                 $5.15

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .41%                  .69%                  1.10%
 Class B                                                             1.17%                  .69%                  1.86%
 Class C                                                             1.16%                  .69%                  1.85%
 Class R4                                                             .32%                  .69%                  1.01%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.74% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2008, the actual expenses paid would have been $5.83 for Class A, $9.67 for Class B, $9.62 for Class C and $5.38 for Class R4; the hypothetical expenses paid would have been $5.86 for Class A, $9.72 for Class B, $9.67 for Class C and $5.41 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2008: +1.14% for Class A, +0.77% for Class B, +0.78% for Class C and +1.31% for Class R4.

--------------------------------------------------------------------------------

 38 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Fund

                                                BEGINNING              ENDING            DIRECT EXPENSES     DIRECT AND INDIRECT
                                              ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING       EXPENSES PAID DURING
                                              AUG. 1, 2007          JAN. 31, 2008         THE PERIOD(A)       THE PERIOD(B),(C)
 Class A
   Actual(d)                                     $1,000                 $997.30               $2.11                 $5.89
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,023.09               $2.14                 $5.97
 Class B
   Actual(d)                                     $1,000                 $993.50               $5.88                 $9.65
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,019.31               $5.96                 $9.77
 Class C
   Actual(d)                                     $1,000                 $992.70               $5.88                 $9.64
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,019.31               $5.96                 $9.77
 Class R4
   Actual(d)                                     $1,000               $1,000.00               $1.56                 $5.34
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,023.64               $1.58                 $5.41

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .42%                  .75%                  1.17%
 Class B                                                             1.17%                  .75%                  1.92%
 Class C                                                             1.17%                  .75%                  1.92%
 Class R4                                                             .31%                  .75%                  1.06%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.78% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2008, the actual expenses paid would have been $6.04 for Class A, $9.80 for Class B, $9.79 for Class C and $5.49 for Class R4; the hypothetical expenses paid would have been $6.12 for Class A, $9.93 for Class B, $9.93 for Class C and $5.56 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2008: -0.27% for Class A, -0.65% for Class B, -0.73% for Class C and +0.00% for Class R4.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  39

RiverSource Portfolio Builder Moderate Aggressive Fund

                                                BEGINNING              ENDING            DIRECT EXPENSES     DIRECT AND INDIRECT
                                              ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING       EXPENSES PAID DURING
                                              AUG. 1, 2007          JAN. 31, 2008         THE PERIOD(A)       THE PERIOD(B),(C)
 Class A
   Actual(d)                                     $1,000                 $980.90               $2.20                  $6.14
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,022.99               $2.24                  $6.27
 Class B
   Actual(d)                                     $1,000                 $977.00               $5.93                  $9.87
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,019.21               $6.06                 $10.08
 Class C
   Actual(d)                                     $1,000                 $978.10               $5.93                  $9.87
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,019.21               $6.06                 $10.08
 Class R4
   Actual(d)                                     $1,000                 $983.80               $1.70                  $5.65
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,023.49               $1.73                  $5.76

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .44%                  .79%                  1.23%
 Class B                                                             1.19%                  .79%                  1.98%
 Class C                                                             1.19%                  .79%                  1.98%
 Class R4                                                             .34%                  .79%                  1.13%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.82% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2008, the actual expenses paid would have been $6.29 for Class A, $10.02 for Class B, $10.02 for Class C and $5.80 for Class R4; the hypothetical expenses paid would have been $6.42 for Class A, $10.23 for Class B, $10.23 for Class C and $5.92 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2008: -1.91% for Class A, -2.30% for Class B, -2.19% for Class C and -1.62% for Class R4.

--------------------------------------------------------------------------------

 40 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Aggressive Fund

                                                BEGINNING              ENDING            DIRECT EXPENSES     DIRECT AND INDIRECT
                                              ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING       EXPENSES PAID DURING
                                              AUG. 1, 2007          JAN. 31, 2008         THE PERIOD(A)       THE PERIOD(B),(C)
 Class A
   Actual(d)                                     $1,000                 $959.90               $2.27                  $6.42
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,022.89               $2.35                  $6.63
 Class B
   Actual(d)                                     $1,000                 $957.30               $6.02                 $10.16
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,019.06               $6.21                 $10.48
 Class C
   Actual(d)                                     $1,000                 $956.90               $6.02                 $10.16
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,019.06               $6.21                 $10.48
 Class R4
   Actual(d)                                     $1,000                 $961.40               $1.78                  $5.93
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,023.39               $1.84                  $6.12

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .46%                  .84%                  1.30%
 Class B                                                             1.22%                  .84%                  2.06%
 Class C                                                             1.22%                  .84%                  2.06%
 Class R4                                                             .36%                  .84%                  1.20%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.86% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2008, the actual expenses paid would have been $6.52 for Class A, $10.26 for Class B, $10.26 for Class C and $6.03 for Class R4; the hypothetical expenses paid would have been $6.73 for Class A, $10.59 for Class B, $10.59 for Class C and $6.22 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2008: -3.93% for Class A, -4.27% for Class B, -4.31% for Class C and -3.86% for Class R4.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  41

RiverSource Portfolio Builder Total Equity Fund

                                                BEGINNING              ENDING            DIRECT EXPENSES     DIRECT AND INDIRECT
                                              ACCOUNT VALUE         ACCOUNT VALUE          PAID DURING       EXPENSES PAID DURING
                                              AUG. 1, 2007          JAN. 31, 2008         THE PERIOD(A)       THE PERIOD(B),(C)
 Class A
   Actual(d)                                     $1,000                 $940.80               $2.30                  $6.65
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,022.84               $2.40                  $6.93
 Class B
   Actual(d)                                     $1,000                 $937.00               $6.01                 $10.35
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,019.00               $6.26                 $10.79
 Class C
   Actual(d)                                     $1,000                 $936.80               $6.00                 $10.35
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,019.00               $6.26                 $10.79
 Class R4
   Actual(d)                                     $1,000                 $943.50               $1.76                  $6.12
   Hypothetical (5% return before
   expenses)                                     $1,000               $1,023.39               $1.84                  $6.38

ANNUALIZED EXPENSE RATIOS

                                                                                       ACQUIRED FUND
                                                               FUND'S ANNUALIZED     (UNDERLYING FUND)           NET FUND
                                                                 EXPENSE RATIO      FEES AND EXPENSES(C)         EXPENSES
 Class A                                                              .47%                  .89%                  1.36%
 Class B                                                             1.23%                  .89%                  2.12%
 Class C                                                             1.23%                  .89%                  2.12%
 Class R4                                                             .36%                  .89%                  1.25%

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.90% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2008, the actual expenses paid would have been $6.70 for Class A, $10.40 for Class B, $10.40 for Class C and $6.17 for Class R4; the hypothetical expenses paid would have been $6.99 for Class A, $10.84 for Class B, $10.84 for Class C and $6.43 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2008: -5.92% for Class A, -6.30% for Class B, -6.32% for Class C and -5.65% for Class R4.

--------------------------------------------------------------------------------

 42 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Conservative Fund
JAN. 31, 2008
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (70.9%)(C)
                                                  SHARES                    VALUE(A)
GLOBAL BOND (2.7%)
RiverSource Global Bond Fund                         609,847              $4,232,335
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.6%)
RiverSource Inflation Protected Securities
 Fund                                              1,302,630              13,703,665
------------------------------------------------------------------------------------

INVESTMENT GRADE (59.7%)
RiverSource Core Bond Fund                         3,244,105              31,532,700
RiverSource Limited Duration Bond Fund             3,955,008              38,719,525
RiverSource Short Duration U.S. Government
 Fund                                              5,121,250              24,735,635
                                                                     ---------------
Total                                                                     94,987,860
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $110,550,492)                                                    $112,923,860
------------------------------------------------------------------------------------

EQUITY FUNDS (18.5%)(C)
                                                  SHARES                    VALUE(A)
DIVIDEND INCOME (0.6%)
RiverSource Dividend Opportunity Fund                104,373                $912,221
------------------------------------------------------------------------------------

INTERNATIONAL (5.5%)
RiverSource Disciplined International Equity
 Fund                                                 56,721                 600,112
RiverSource International Aggressive Growth
 Fund                                                423,223               3,381,553
RiverSource International Equity Fund                169,031               1,056,446
RiverSource International Opportunity Fund           147,286               1,524,407
RiverSource International Select Value Fund          227,358(b)            2,082,598
RiverSource International Small Cap Fund              44,530                 313,046
                                                                     ---------------
Total                                                                      8,958,162
------------------------------------------------------------------------------------

REAL ESTATE (1.0%)
RiverSource Real Estate Fund                         132,803               1,581,678
------------------------------------------------------------------------------------

U.S. LARGE CAP (8.8%)
RiverSource Disciplined Equity Fund                  400,137               2,600,888
RiverSource Disciplined Large Cap Growth Fund        215,987               1,989,244
RiverSource Diversified Equity Income Fund           114,505               1,335,128
RiverSource Fundamental Growth Fund                  428,240               2,449,534
RiverSource Fundamental Value Fund                   219,877               1,314,865
RiverSource Growth Fund                               94,319               2,929,550
RiverSource Large Cap Equity Fund                    137,523                 694,493
RiverSource Large Cap Value Fund                      34,196                 163,800
RiverSource Value Fund                               158,421                 641,606
                                                                     ---------------
Total                                                                     14,119,108
------------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)
                                                  SHARES                    VALUE(A)

U.S. MID CAP (1.9%)
RiverSource Aggressive Growth Fund                   156,025(b)           $1,533,728
RiverSource Mid Cap Growth Fund                      105,285                 991,785
RiverSource Mid Cap Value Fund                        25,116                 221,522
RiverSource Select Value Fund                         46,265                 215,130
                                                                     ---------------
Total                                                                      2,962,165
------------------------------------------------------------------------------------

U.S. SMALL CAP (0.6%)
RiverSource Small Cap Growth Fund                    164,975                 682,996
RiverSource Small Cap Value Fund                      42,022                 194,562
                                                                     ---------------
Total                                                                        877,558
------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                          13,275                 112,969
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $32,227,999)                                                      $29,523,861
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (4.9%)(C)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                         786,311              $7,831,661
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $7,858,669)                                                        $7,831,661
------------------------------------------------------------------------------------

CASH EQUIVALENTS (5.2%)(C)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                   8,342,449              $8,342,449
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $8,342,449)                                                        $8,342,449
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $158,979,609)(d)                                                 $158,621,831
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

(d) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $159,767,783 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $2,592,911
Unrealized depreciation                                               (3,738,863)
--------------------------------------------------------------------------------
Net unrealized depreciation                                          $(1,145,952)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  43

RiverSource Portfolio Builder Conservative Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 44 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Conservative Fund
JAN. 31, 2008
(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (59.6%)(c)
                                                  SHARES                VALUE(A)
FLOATING RATE (0.9%)
RiverSource Floating Rate Fund                       338,655              $3,108,857
------------------------------------------------------------------------------------

GLOBAL BOND (4.1%)
RiverSource Global Bond Fund                       2,071,976              14,379,515
------------------------------------------------------------------------------------

HIGH YIELD (1.2%)
RiverSource Income Opportunities Fund                436,385               4,224,206
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.3%)
RiverSource Inflation Protected Securities
 Fund                                              2,772,200              29,163,549
------------------------------------------------------------------------------------

INVESTMENT GRADE (45.1%)
RiverSource Core Bond Fund                         3,369,004              32,746,723
RiverSource Diversified Bond Fund                  8,886,391              43,543,317
RiverSource Limited Duration Bond Fund             5,560,864              54,440,861
RiverSource Short Duration U.S. Government
 Fund                                              5,824,817              28,133,864
                                                                     ---------------
Total                                                                    158,864,765
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $205,507,458)                                                    $209,740,892
------------------------------------------------------------------------------------

EQUITY FUNDS (32.8%)(C)
                                                  SHARES                    VALUE(A)
DIVIDEND INCOME (1.0%)
RiverSource Dividend Opportunity Fund                421,413              $3,683,154
------------------------------------------------------------------------------------

INTERNATIONAL (10.2%)
RiverSource Disciplined International Equity
 Fund                                                224,076               2,370,723
RiverSource Emerging Markets Fund                    236,721               2,355,375
RiverSource International Aggressive Growth
 Fund                                              1,582,926              12,647,579
RiverSource International Equity Fund                609,262               3,807,890
RiverSource International Opportunity Fund           549,439               5,686,698
RiverSource International Select Value Fund          845,448(b)            7,744,307
RiverSource International Small Cap Fund             167,647               1,178,558
                                                                     ---------------
Total                                                                     35,791,130
------------------------------------------------------------------------------------

REAL ESTATE (1.0%)
RiverSource Real Estate Fund                         297,356               3,541,515
------------------------------------------------------------------------------------

U.S. LARGE CAP (16.1%)
RiverSource Disciplined Equity Fund                1,602,013              10,413,084
RiverSource Disciplined Large Cap Growth Fund        865,677               7,972,881
RiverSource Diversified Equity Income Fund           469,502               5,474,399
RiverSource Fundamental Growth Fund                1,641,014               9,386,598
RiverSource Fundamental Value Fund                   882,299               5,276,151

EQUITY FUNDS (CONTINUED)
                                                  SHARES                VALUE(A)
U.S. LARGE CAP (CONT.)
RiverSource Growth Fund                              393,974             $12,236,822
RiverSource Large Cap Equity Fund                    549,684               2,775,903
RiverSource Large Cap Value Fund                     124,923                 598,383
RiverSource Value Fund                               604,823               2,449,533
                                                                     ---------------
Total                                                                     56,583,754
------------------------------------------------------------------------------------

U.S. MID CAP (3.4%)
RiverSource Aggressive Growth Fund                   628,218(b)            6,175,382
RiverSource Mid Cap Growth Fund                      428,211               4,033,751
RiverSource Mid Cap Value Fund                        99,584                 878,327
RiverSource Select Value Fund                        186,014                 864,966
                                                                     ---------------
Total                                                                     11,952,426
------------------------------------------------------------------------------------

U.S. SMALL CAP (1.0%)
RiverSource Small Cap Growth Fund                    661,049               2,736,743
RiverSource Small Cap Value Fund                     158,433                 733,544
                                                                     ---------------
Total                                                                      3,470,287
------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                          56,232                 478,535
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $124,499,287)                                                    $115,500,801
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (5.0%)(c)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                       1,770,144             $17,630,637
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $17,708,448)                                                      $17,630,637
------------------------------------------------------------------------------------

CASH EQUIVALENTS (2.4%)(c)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                   8,571,648              $8,571,648
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $8,571,648)                                                        $8,571,648
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $356,286,841)(d)                                                 $351,443,978
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  45

RiverSource Portfolio Builder Moderate Conservative Fund

(d) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $357,301,151 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $5,987,981
Unrealized depreciation                                               (11,845,154)
---------------------------------------------------------------------------------
Net unrealized depreciation                                           $(5,857,173)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 46 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Fund
JAN. 31, 2008
(Percentages represent value of investments compared to net assets) Investments in Affiliated Funds

EQUITY FUNDS (47.5%)(C)
                                                  SHARES                VALUE(A)
DIVIDEND INCOME (1.5%)
RiverSource Dividend Opportunity Fund              1,668,477             $14,582,486
------------------------------------------------------------------------------------

INTERNATIONAL (14.5%)
RiverSource Disciplined International Equity
 Fund                                                962,830              10,186,738
RiverSource Emerging Markets Fund                    939,790               9,350,914
RiverSource International Aggressive Growth
 Fund                                              6,285,612              50,222,044
RiverSource International Equity Fund              2,300,320              14,376,998
RiverSource International Opportunity Fund         2,185,128              22,616,079
RiverSource International Select Value Fund        3,388,497(b)           31,038,636
RiverSource International Small Cap Fund             663,592               4,665,050
                                                                     ---------------
Total                                                                    142,456,459
------------------------------------------------------------------------------------

REAL ESTATE (2.0%)
RiverSource Real Estate Fund                       1,674,588              19,944,342
------------------------------------------------------------------------------------

U.S. LARGE CAP (23.0%)
RiverSource Disciplined Equity Fund                6,376,238              41,445,548
RiverSource Disciplined Large Cap Growth Fund      3,456,483              31,834,206
RiverSource Diversified Equity Income Fund         1,905,395              22,216,911
RiverSource Fundamental Growth Fund                6,180,777              35,354,044
RiverSource Fundamental Value Fund                 3,509,219              20,985,128
RiverSource Growth Fund                            1,633,331              50,731,261
RiverSource Large Cap Equity Fund                  2,186,986              11,044,279
RiverSource Large Cap Value Fund                     509,202               2,439,075
RiverSource Value Fund                             2,278,685               9,228,673
                                                                     ---------------
Total                                                                    225,279,125
------------------------------------------------------------------------------------

U.S. MID CAP (4.9%)
RiverSource Aggressive Growth Fund                 2,503,629(b)           24,610,670
RiverSource Mid Cap Growth Fund                    1,696,941              15,985,186
RiverSource Mid Cap Value Fund                       407,691               3,595,838
RiverSource Select Value Fund                        761,126               3,539,234
                                                                     ---------------
Total                                                                     47,730,928
------------------------------------------------------------------------------------

U.S. SMALL CAP (1.4%)
RiverSource Small Cap Growth Fund                  2,643,116              10,942,501
RiverSource Small Cap Value Fund                     630,937               2,921,238
                                                                     ---------------
Total                                                                     13,863,739
------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         222,551               1,893,906
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $500,390,268)                                                    $465,750,985
------------------------------------------------------------------------------------

FIXED INCOME FUNDS (47.2%)(C)
                                                  SHARES                    VALUE(A)
FLOATING RATE (0.7%)
RiverSource Floating Rate Fund                       722,334              $6,631,023
------------------------------------------------------------------------------------

GLOBAL BOND (4.8%)
RiverSource Global Bond Fund                       6,718,851              46,628,824
------------------------------------------------------------------------------------

HIGH YIELD (6.4%)
RiverSource Income Opportunities Fund              6,465,099              62,582,162
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (10.2%)
RiverSource Inflation Protected Securities
 Fund                                              9,496,964              99,908,066
------------------------------------------------------------------------------------

INVESTMENT GRADE (25.1%)
RiverSource Core Bond Fund                        10,034,460              97,534,947
RiverSource Diversified Bond Fund                 30,581,727             149,850,463
                                                                     ---------------
Total                                                                    247,385,410
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $452,793,599)                                                    $463,135,485
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (5.1%)(C)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                       4,981,678             $49,617,512
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $50,043,589)                                                      $49,617,512
------------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(C)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                          66                     $66
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $66)                                                                      $66
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,003,227,522)(d)                                               $978,504,048
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  47

RiverSource Portfolio Builder Moderate Fund

(d) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $1,006,096,582 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $20,615,053
Unrealized depreciation                                               (48,207,587)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(27,592,534)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 48 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Aggressive Fund
JAN. 31, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (62.5%)(C)
                                                  SHARES               VALUE(A)
DIVIDEND INCOME (2.0%)
RiverSource Dividend Opportunity Fund             2,515,339             $21,984,066
-----------------------------------------------------------------------------------

INTERNATIONAL (19.3%)
RiverSource Disciplined International Equity
 Fund                                             1,458,670              15,432,727
RiverSource Emerging Markets Fund                 1,418,957              14,118,620
RiverSource International Aggressive Growth
 Fund                                             9,516,158              76,034,105
RiverSource International Equity Fund             3,474,976              21,718,597
RiverSource International Opportunity Fund        3,304,102              34,197,451
RiverSource International Select Value Fund       5,113,625(b)           46,840,803
RiverSource International Small Cap Fund            999,439               7,026,058
                                                                    ---------------
Total                                                                   215,368,361
-----------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                      1,929,103              22,975,611
-----------------------------------------------------------------------------------

U.S. LARGE CAP (30.5%)
RiverSource Disciplined Equity Fund               9,636,525              62,637,411
RiverSource Disciplined Large Cap Growth Fund     5,224,128              48,114,217
RiverSource Diversified Equity Income Fund        2,885,496              33,644,879
RiverSource Fundamental Growth Fund               9,345,961              53,458,898
RiverSource Fundamental Value Fund                5,306,110              31,730,540
RiverSource Growth Fund                           2,471,753              76,772,654
RiverSource Large Cap Equity Fund                 3,277,297              16,550,350
RiverSource Large Cap Value Fund                    766,581               3,671,922
RiverSource Value Fund                            3,440,783              13,935,173
                                                                    ---------------
Total                                                                   340,516,044
-----------------------------------------------------------------------------------

U.S. MID CAP (6.5%)
RiverSource Aggressive Growth Fund                3,776,672(b)           37,124,684
RiverSource Mid Cap Growth Fund                   2,573,309              24,240,567
RiverSource Mid Cap Value Fund                      612,204               5,399,639
RiverSource Select Value Fund                     1,142,577               5,312,984
                                                                    ---------------
Total                                                                    72,077,874
-----------------------------------------------------------------------------------

U.S. SMALL CAP (1.9%)
RiverSource Small Cap Growth Fund                 3,991,000              16,522,739
RiverSource Small Cap Value Fund                    958,571               4,438,182
                                                                    ---------------
Total                                                                    20,960,921
-----------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                        326,210               2,776,049
-----------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $744,064,050)                                                   $696,658,926
-----------------------------------------------------------------------------------

FIXED INCOME FUNDS (32.1%)(C)
                                                  SHARES                   VALUE(A)
FLOATING RATE (0.3%)
RiverSource Floating Rate Fund                      367,627              $3,374,812
-----------------------------------------------------------------------------------

GLOBAL BOND (4.8%)
RiverSource Global Bond Fund                      7,756,364              53,829,166
-----------------------------------------------------------------------------------

HIGH YIELD (1.9%)
RiverSource Income Opportunities Fund             2,130,355              20,621,840
-----------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (9.2%)
RiverSource Inflation Protected Securities
 Fund                                             9,752,820             102,599,668
-----------------------------------------------------------------------------------

INVESTMENT GRADE (15.9%)
RiverSource Core Bond Fund                        6,970,472              67,752,988
RiverSource Diversified Bond Fund                18,120,440              88,790,157
RiverSource Short Duration U.S. Government
 Fund                                             4,370,019              21,107,192
                                                                    ---------------
Total                                                                   177,650,337
-----------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $343,958,620)                                                   $358,075,823
-----------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (5.1%)(C)
                                                  SHARES                   VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                      5,747,383             $57,243,936
-----------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $57,755,378)                                                     $57,243,936
-----------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(C)
                                                  SHARES                   VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                         27                     $27
-----------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $27)                                                                     $27
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,145,778,075)(d)                                            $1,111,978,712
===================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  49

RiverSource Portfolio Builder Moderate Aggressive Fund

(d) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $1,149,477,361 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $26,781,036
Unrealized depreciation                                               (64,279,685)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(37,498,649)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 50 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Aggressive Fund
JAN. 31, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (78.4%)(C)
                                                  SHARES                VALUE(A)
DIVIDEND INCOME (2.5%)
RiverSource Dividend Opportunity Fund              1,541,831             $13,475,606
------------------------------------------------------------------------------------

INTERNATIONAL (24.4%)
RiverSource Disciplined International Equity
 Fund                                                885,641               9,370,085
RiverSource Emerging Markets Fund                    870,628               8,662,750
RiverSource International Aggressive Growth
 Fund                                              5,800,398              46,345,179
RiverSource International Equity Fund              2,129,884              13,311,775
RiverSource International Opportunity Fund         2,016,666              20,872,493
RiverSource International Select Value Fund        3,117,630(b)           28,557,488
RiverSource International Small Cap Fund             608,406               4,277,092
                                                                     ---------------
Total                                                                    131,396,862
------------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                         950,575              11,321,354
------------------------------------------------------------------------------------

U.S. LARGE CAP (38.5%)
RiverSource Disciplined Equity Fund                5,879,917              38,219,460
RiverSource Disciplined Large Cap Growth Fund      3,192,968              29,407,239
RiverSource Diversified Equity Income Fund         1,753,992              20,451,543
RiverSource Fundamental Growth Fund                5,734,618              32,802,012
RiverSource Fundamental Value Fund                 3,231,283              19,323,072
RiverSource Growth Fund                            1,501,855              46,647,602
RiverSource Large Cap Equity Fund                  2,011,125              10,156,182
RiverSource Large Cap Value Fund                     466,741               2,235,691
RiverSource Value Fund                             2,122,408               8,595,751
                                                                     ---------------
Total                                                                    207,838,552
------------------------------------------------------------------------------------

U.S. MID CAP (8.2%)
RiverSource Aggressive Growth Fund                 2,308,083(b)           22,688,458
RiverSource Mid Cap Growth Fund                    1,569,577              14,785,420
RiverSource Mid Cap Value Fund                       372,512               3,285,555
RiverSource Select Value Fund                        695,224               3,232,792
                                                                     ---------------
Total                                                                     43,992,225
------------------------------------------------------------------------------------

U.S. SMALL CAP (2.4%)
RiverSource Small Cap Growth Fund                  2,433,793              10,075,903
RiverSource Small Cap Value Fund                     575,014               2,662,317
                                                                     ---------------
Total                                                                     12,738,220
------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         203,013               1,727,642
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $450,338,193)                                                    $422,490,461
------------------------------------------------------------------------------------

FIXED INCOME FUNDS (16.3%)(C)
                                                  SHARES                    VALUE(A)

FLOATING RATE (0.9%)
RiverSource Floating Rate Fund                       542,720              $4,982,173
------------------------------------------------------------------------------------

GLOBAL BOND (1.0%)
RiverSource Global Bond Fund                         766,288               5,318,039
------------------------------------------------------------------------------------

HIGH YIELD (1.6%)
RiverSource Income Opportunities Fund                874,990               8,469,899
------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (3.4%)
RiverSource Inflation Protected Securities
 Fund                                              1,722,223              18,117,784
------------------------------------------------------------------------------------

INVESTMENT GRADE (9.4%)
RiverSource Core Bond Fund                         2,002,490              19,464,207
RiverSource Diversified Bond Fund                  3,576,812              17,526,377
RiverSource Short Duration U.S. Government
 Fund                                              2,874,068              13,881,748
                                                                     ---------------
Total                                                                     50,872,332
------------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $85,694,010)                                                      $87,760,227
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (5.2%)(C)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                       2,836,427             $28,250,810
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $28,495,259)                                                      $28,250,810
------------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(C)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                          22                     $22
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $22)                                                                      $22
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $564,527,484)(d)                                                 $538,501,520
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  51

RiverSource Portfolio Builder Aggressive Fund

(d) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $566,285,174 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $9,848,764
Unrealized depreciation                                               (37,632,418)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(27,783,654)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 52 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Total Equity Fund
JAN. 31, 2008
(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (94.5%)(C)
                                                  SHARES                VALUE(A)
DIVIDEND INCOME (3.0%)
RiverSource Dividend Opportunity Fund              1,673,101             $14,622,905
------------------------------------------------------------------------------------

INTERNATIONAL (29.6%)
RiverSource Disciplined International Equity
 Fund                                                911,607               9,644,804
RiverSource Emerging Markets Fund                    944,626               9,399,029
RiverSource International Aggressive Growth
 Fund                                              6,302,575              50,357,578
RiverSource International Equity Fund              2,396,382              14,977,389
RiverSource International Opportunity Fund         2,190,789              22,674,665
RiverSource International Select Value Fund        3,391,416(b)           31,065,370
RiverSource International Small Cap Fund             659,149               4,633,818
                                                                     ---------------
Total                                                                    142,752,653
------------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource Real Estate Fund                         865,787              10,311,519
------------------------------------------------------------------------------------

U.S. LARGE CAP (46.6%)
RiverSource Disciplined Equity Fund                6,380,732              41,474,756
RiverSource Disciplined Large Cap Growth Fund      3,463,817              31,901,754
RiverSource Diversified Equity Income Fund         1,878,000              21,897,481
RiverSource Fundamental Growth Fund                6,435,658              36,811,966
RiverSource Fundamental Value Fund                 3,509,588              20,987,339
RiverSource Growth Fund                            1,589,020              49,354,961
RiverSource Large Cap Equity Fund                  2,177,028              10,993,989
RiverSource Large Cap Value Fund                     504,923               2,418,583
RiverSource Value Fund                             2,376,364               9,624,273
                                                                     ---------------
Total                                                                    225,465,102
------------------------------------------------------------------------------------

U.S. MID CAP (9.9%)
RiverSource Aggressive Growth Fund                 2,499,810(b)           24,573,138
RiverSource Mid Cap Growth Fund                    1,702,508              16,037,622
RiverSource Mid Cap Value Fund                       402,191               3,547,328
RiverSource Select Value Fund                        750,527               3,489,951
                                                                     ---------------
Total                                                                     47,648,039
------------------------------------------------------------------------------------

U.S. SMALL CAP (2.9%)
RiverSource Small Cap Growth Fund                  2,638,802              10,924,639
RiverSource Small Cap Value Fund                     626,860               2,902,363
                                                                     ---------------
Total                                                                     13,827,002
------------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                         214,917               1,828,946
------------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $488,923,866)                                                    $456,456,166
------------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (5.4%)(C)
                                                  SHARES                    VALUE(A)
RiverSource Absolute Return Currency and
 Income Fund                                       2,599,589             $25,891,901
------------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $26,012,529)                                                      $25,891,901
------------------------------------------------------------------------------------

CASH EQUIVALENTS (--%)(C)
                                                  SHARES                    VALUE(A)
MONEY MARKET
RiverSource Cash Management Fund                          22                     $22
------------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $22)                                                                      $22
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $514,936,417)(d)                                                 $482,348,089
====================================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds - See Note 6 to the financial statements.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  53

RiverSource Portfolio Builder Total Equity Fund

(d) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $517,231,107 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $6,930,349
Unrealized depreciation                                               (41,813,367)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(34,883,018)
---------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 54 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                         RIVERSOURCE
                                                               RIVERSOURCE            PORTFOLIO BUILDER            RIVERSOURCE
                                                            PORTFOLIO BUILDER             MODERATE              PORTFOLIO BUILDER
                                                              CONSERVATIVE              CONSERVATIVE                MODERATE
JAN. 31, 2008                                                     FUND                      FUND                      FUND
ASSETS
Investments in affiliated funds, at value
   (identified cost $158,979,609, $356,286,841, and
   $1,003,227,522, respectively)                              $158,621,831              $351,443,978             $  978,504,048
Capital shares receivable                                          908,936                 1,272,073                  3,465,971
Dividends receivable                                                41,353                    75,108                    164,978
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   159,572,120               352,791,159                982,134,997
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                             238,239                   239,832                  1,546,980
Payable for investments purchased                                   76,237                   275,969                    234,019
Accrued distribution fee                                             2,055                     4,255                     11,364
Accrued transfer agency fee                                            451                     1,021                      3,209
Accrued administrative services fee                                     86                       190                        530
Other accrued expenses                                              39,239                   166,015                     86,377
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  356,307                   687,282                  1,882,479
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock            $159,215,813              $352,103,877             $  980,252,518
=================================================================================================================================
REPRESENTED BY
Capital stock -- $.01 par value                               $    157,060              $    342,759             $      938,575
Additional paid-in capital                                     159,840,016               356,505,128              1,005,210,102
Accumulated net realized gain (loss)                              (423,485)                   98,853                 (1,172,685)
Unrealized appreciation (depreciation) on affiliated
   investments                                                    (357,778)               (4,842,863)               (24,723,474)
---------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                              $159,215,813              $352,103,877             $  980,252,518
=================================================================================================================================

Net assets applicable to outstanding shares:      Class A              $111,050,506           $259,699,591          $  746,273,942
                                                  Class B              $ 40,525,206           $ 76,117,681          $  198,087,358
                                                  Class C              $  7,615,936           $ 16,243,377          $   35,786,145
                                                  Class R4             $     24,165           $     43,228          $      105,073
Outstanding shares of capital stock:              Class A shares(1)      10,944,200             25,258,910              71,375,697
                                                  Class B shares          4,007,079              7,428,267              19,035,309
                                                  Class C shares            752,365              1,584,479               3,436,396
                                                  Class R4 shares             2,404                  4,223                  10,056
Net asset value per share:                        Class A              $      10.15           $      10.28          $        10.46
                                                  Class B              $      10.11           $      10.25          $        10.41
                                                  Class C              $      10.12           $      10.25          $        10.41
                                                  Class R4             $      10.05           $      10.24          $        10.45
-----------------------------------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund and RiverSource Portfolio Builder Moderate Fund is $10.66, $10.79 and $11.10, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75% for RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund; and dividing the net asset value by 1.0 minus the maximum sales charge of 5.75% for RiverSource Portfolio Builder Moderate Fund.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  55

STATEMENTS OF ASSETS AND LIABILITIES

                                                               RIVERSOURCE
                                                            PORTFOLIO BUILDER            RIVERSOURCE               RIVERSOURCE
                                                                MODERATE              PORTFOLIO BUILDER         PORTFOLIO BUILDER
                                                               AGGRESSIVE                AGGRESSIVE               TOTAL EQUITY
JAN. 31, 2008                                                     FUND                      FUND                      FUND
ASSETS
Investments in affiliated funds, at value
   (identified cost $1,145,778,075, $564,527,484 and
   $514,936,417, respectively)                               $1,111,978,712             $538,501,520              $482,348,089
Capital shares receivable                                         2,517,312                1,020,759                   549,748
Dividends receivable                                                114,156                   32,319                        --
Receivable for affiliated investments sold                          833,520                  120,567                   611,343
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,115,443,700              539,675,165               483,509,180
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                            1,528,470                  524,030                   567,421
Accrued distribution fee                                             12,213                    5,861                     5,236
Accrued transfer agency fee                                           4,573                    2,493                     2,328
Accrued administrative services fee                                     601                      291                       260
Accrued plan administrative services fee                                  5                        1                         1
Other accrued expenses                                               73,390                   50,703                    56,039
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,619,252                  583,379                   631,285
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock           $1,113,824,448             $539,091,786              $482,877,895
=================================================================================================================================
REPRESENTED BY
Capital stock - $.01 par value                               $    1,063,530             $    516,107              $    459,579
Additional paid-in capital                                    1,148,073,361              564,106,829               513,887,636
Undistributed net investment income                                      --                       --                   638,933
Accumulated net realized gain (loss)                             (1,513,080)                 494,814                   480,075
Unrealized appreciation (depreciation) on affiliated
   investments                                                  (33,799,363)             (26,025,964)              (32,588,328)
---------------------------------------------------------------------------------------------------------------------------------
Total - representing net assets applicable to outstanding
   capital stock                                             $1,113,824,448             $539,091,786              $482,877,895
=================================================================================================================================

Net assets applicable to outstanding shares:    Class A                 $  880,751,474         $428,863,881          $384,378,038
                                                Class B                 $  199,150,000         $ 94,959,883          $ 84,629,230
                                                Class C                 $   33,117,113         $ 15,158,381          $ 13,707,051
                                                Class R4                $      805,861         $    109,641          $    163,576
                                                Class A
Outstanding shares of capital stock:            shares(1)                   84,013,338           40,981,066            36,516,756
                                                Class B shares              19,086,670            9,151,829             8,106,594
                                                Class C shares               3,176,161            1,467,345             1,319,026
                                                Class R4 shares                 76,784               10,459                15,480
Net asset value per share:                      Class A                 $        10.48         $      10.46          $      10.53
                                                Class B                 $        10.43         $      10.38          $      10.44
                                                Class C                 $        10.43         $      10.33          $      10.39
                                                Class R4                $        10.50         $      10.48          $      10.57
----------------------------------------------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A for RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund is $11.12, $11.10 and $11.17, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 56 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

STATEMENT OF OPERATIONS

                                                               RIVERSOURCE            PORTFOLIO BUILDER            RIVERSOURCE
                                                            PORTFOLIO BUILDER             MODERATE              PORTFOLIO BUILDER
                                                              CONSERVATIVE              CONSERVATIVE                MODERATE
YEAR ENDED JAN. 31, 2008                                          FUND                      FUND                      FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds        $ 5,149,498              $ 10,725,581              $ 28,531,663
---------------------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fee
   Class A                                                         228,152                   563,053                 1,723,291
   Class B                                                         361,758                   734,653                 1,975,620
   Class C                                                          58,657                   143,621                   319,534
Transfer agency fee
   Class A                                                          95,863                   234,286                   794,279
   Class B                                                          40,016                    80,602                   241,295
   Class C                                                           6,364                    15,414                    38,129
   Class R4                                                             12                        17                        42
Administrative services fees                                        26,665                    62,617                   183,783
Plan administration services fee -- Class R4                            61                        86                       208
Custodian fees                                                         977                       773                       554
Printing and postage                                                24,298                    46,029                   147,126
Registration fees                                                   46,407                    47,857                    77,429
Professional fees                                                   23,003                    22,430                    22,295
Other                                                                1,570                       584                       811
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                     913,803                 1,952,022                 5,524,396
   Expenses waived/reimbursed by the Investment Manager
      and its affiliates                                               (46)                      (68)                     (172)
---------------------------------------------------------------------------------------------------------------------------------
                                                                   913,757                 1,951,954                 5,524,224
   Earnings credits on cash balances                                   (62)                      (72)                      (63)
---------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                                 913,695                 1,951,882                 5,524,161
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  4,235,803                 8,773,699                23,007,502
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                          2,049,145                 6,551,370                21,314,304
   Capital gain distributions from underlying affiliated
      funds                                                      2,158,095                 8,689,538                35,346,718
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments               4,207,240                15,240,908                56,661,022
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                       (2,198,000)              (13,025,603)              (60,901,881)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   2,009,240                 2,215,305                (4,240,859)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                  $ 6,245,043              $ 10,989,004              $ 18,766,643
=================================================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  57

STATEMENTS OF OPERATIONS

                                                               RIVERSOURCE
                                                            PORTFOLIO BUILDER            RIVERSOURCE               RIVERSOURCE
                                                                MODERATE              PORTFOLIO BUILDER         PORTFOLIO BUILDER
                                                               AGGRESSIVE                AGGRESSIVE               TOTAL EQUITY
YEAR ENDED JAN. 31, 2008                                          FUND                      FUND                      FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds       $ 27,526,686              $ 11,015,396              $  7,051,477
---------------------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fee
   Class A                                                       2,192,065                 1,096,237                 1,006,389
   Class B                                                       2,083,589                 1,014,125                   932,272
   Class C                                                         310,922                   144,874                   136,484
Transfer agency fee
   Class A                                                       1,240,268                   690,035                   636,516
   Class B                                                         311,648                   168,596                   155,931
   Class C                                                          45,426                    23,536                    22,269
   Class R4                                                            362                        44                        95
Administrative services fees and expenses                          223,400                   110,897                   101,924
Plan administrative services fees -- Class R4                        1,810                       220                       474
Custodian fees                                                       1,312                       892                       645
Printing and postage                                               149,530                    83,920                    95,652
Registration fees                                                   68,042                    57,636                    53,584
Professional fees                                                   29,735                    26,265                    22,771
Other                                                                  183                       377                     1,460
---------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                   6,658,292                 3,417,654                 3,166,466
   Expenses waived/reimbursed by the Investment Manager
      and its affiliates                                            (1,330)                     (148)                     (362)
---------------------------------------------------------------------------------------------------------------------------------
                                                                 6,656,962                 3,417,506                 3,166,104
   Earnings credits on cash balances                                    --                        --                       (75)
---------------------------------------------------------------------------------------------------------------------------------
Total net expenses                                               6,656,962                 3,417,506                 3,166,029
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                                  20,869,724                 7,597,890                 3,885,448
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Sales of underlying affiliated funds                         33,162,716                21,156,943                19,181,141
   Capital gain distributions from underlying affiliated
      funds                                                     52,539,772                31,820,761                35,502,056
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments              85,702,488                52,977,704                54,683,197
Net change in unrealized appreciation (depreciation) on
   affiliated investments                                      (93,249,924)              (63,994,104)              (70,547,912)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (7,547,436)              (11,016,400)              (15,864,715)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $ 13,322,288              $ (3,418,510)             $(11,979,267)
=================================================================================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 58 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                RIVERSOURCE                               RIVERSOURCE
                                                             PORTFOLIO BUILDER                         PORTFOLIO BUILDER
                                                             CONSERVATIVE FUND                    MODERATE CONSERVATIVE FUND
YEAR ENDED JAN. 31,                                      2008                 2007                 2008                 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                      $  4,235,803         $  3,660,292         $  8,773,699         $  6,955,961
Net realized gain (loss) on investments                 4,207,240            2,397,127           15,240,908           10,002,544
Net change in unrealized appreciation
   (depreciation) on affiliated investments            (2,198,000)             507,078          (13,025,603)           2,096,321
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      6,245,043            6,564,497           10,989,004           19,054,826
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                          (3,718,240)          (2,931,166)          (8,831,187)          (6,544,165)
      Class B                                          (1,163,739)          (1,066,953)          (2,255,896)          (2,006,021)
      Class C                                            (196,677)            (161,711)            (454,560)            (352,743)
      Class R4                                             (1,028)                (909)              (1,497)              (1,045)
   Net realized gain
      Class A                                          (3,698,443)          (1,002,152)         (13,033,195)          (4,066,268)
      Class B                                          (1,345,448)            (432,145)          (3,960,471)          (1,497,518)
      Class C                                            (239,222)             (65,455)            (823,752)            (268,454)
      Class R4                                               (910)                (290)              (2,353)                (598)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (10,363,707)          (5,660,781)         (29,362,911)         (14,736,812)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                      60,209,851           40,340,620          109,376,557           77,556,420
   Class B shares                                      18,214,224           15,124,864           30,070,216           27,632,101
   Class C shares                                       3,999,940            1,906,426            6,944,935            5,520,842
   Class R4 shares                                             --                   --               15,000                   --
Reinvestment of distributions at net asset value
   Class A shares                                       7,163,358            3,766,862           21,120,213           10,262,427
   Class B shares                                       2,420,685            1,440,020            5,992,580            3,374,881
   Class C shares                                         412,710              216,745            1,207,373              596,335
   Class R4 shares                                          1,103                  666                2,816                  997
Payments for redemptions
   Class A shares                                     (36,033,624)         (34,855,783)         (54,962,187)         (42,522,290)
   Class B shares                                     (15,109,557)         (16,774,307)         (27,141,004)         (26,587,985)
   Class C shares                                      (1,808,185)          (3,308,367)          (4,031,192)          (3,835,903)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                  39,470,505            7,857,746           88,595,307           51,997,825
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                35,351,841            8,761,462           70,221,400           56,315,839
Net assets at beginning of year                       123,863,972          115,102,510          281,882,477          225,566,638
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $159,215,813         $123,863,972         $352,103,877         $281,882,477
================================================================================================================================
Undistributed net investment income                  $         --         $    203,460         $         --         $    360,545
--------------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  59

STATEMENTS OF CHANGES IN NET ASSETS

                                                            RIVERSOURCE                                  RIVERSOURCE
                                                         PORTFOLIO BUILDER                            PORTFOLIO BUILDER
                                                           MODERATE FUND                          MODERATE AGGRESSIVE FUND
YEAR ENDED JAN. 31,                                 2008                  2007                   2008                   2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                  $  23,007,502         $  16,932,210         $   20,869,724         $   15,779,557
Net realized gain (loss) on investments            56,661,022            36,086,477             85,702,488             56,708,728
Net change in unrealized appreciation
   (depreciation) on affiliated investments       (60,901,881)           12,237,068            (93,249,924)            18,650,178
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                       18,766,643            65,255,755             13,322,288             91,138,463
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                     (27,233,021)          (18,771,764)           (29,551,818)           (23,037,107)
      Class B                                      (6,058,741)           (4,952,915)            (5,251,424)            (4,664,835)
      Class C                                      (1,057,465)             (681,486)              (869,050)              (573,513)
      Class R4                                         (3,850)               (3,196)               (28,423)               (10,913)
   Net realized gain
      Class A                                     (50,006,953)          (15,478,355)           (80,427,241)           (24,804,665)
      Class B                                     (13,394,638)           (4,893,514)           (18,284,603)            (6,264,701)
      Class C                                      (2,390,303)             (695,987)            (3,011,603)              (783,357)
      Class R4                                         (7,260)               (2,919)               (73,775)               (10,648)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (100,152,231)          (45,480,136)          (137,497,937)           (60,149,739)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                 288,308,565           243,111,397            255,032,613            298,191,225
   Class B shares                                  74,443,031            73,163,841             58,246,761             74,251,004
   Class C shares                                  15,385,763            12,037,386             14,647,694             11,886,968
   Class R4 shares                                    115,072                69,646                562,143                438,045
Reinvestment of distributions at net asset
   value
   Class A shares                                  75,610,723            33,504,180            108,230,927             47,125,956
   Class B shares                                  19,039,070             9,657,302             23,186,671             10,798,626
   Class C shares                                   3,281,194             1,318,731              3,707,282              1,312,486
   Class R4 shares                                      9,855                 5,382                100,681                 20,772
Payments for redemptions
   Class A shares                                (155,002,455)         (101,957,239)          (184,441,143)          (119,335,215)
   Class B shares                                 (68,665,348)          (51,495,241)           (63,461,358)           (42,133,528)
   Class C shares                                  (7,007,519)           (5,058,269)            (7,005,490)            (3,638,157)
   Class R4 shares                                   (122,005)                   --               (101,575)              (207,360)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                             245,395,946           214,357,116            208,705,206            278,710,822
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets           164,010,358           234,132,735             84,529,557            309,699,546
Net assets at beginning of year                   816,242,160           582,109,425          1,029,294,891            719,595,345
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 980,252,518         $ 816,242,160         $1,113,824,448         $1,029,294,891
=================================================================================================================================
Undistributed net investment income             $          --         $     794,439         $           --         $      259,272
---------------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 60 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                RIVERSOURCE                               RIVERSOURCE
                                                             PORTFOLIO BUILDER                         PORTFOLIO BUILDER
                                                              AGGRESSIVE FUND                          TOTAL EQUITY FUND
YEAR ENDED JAN. 31,                                      2008                 2007                 2008                 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                      $  7,597,890         $  5,556,238         $  3,885,448         $  2,633,833
Net realized gain (loss) on investments                52,977,704           33,895,627           54,683,197           36,266,647
Net change in unrealized appreciation
   (depreciation) on affiliated investments           (63,994,104)          11,734,828          (70,547,912)          11,634,233
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     (3,418,510)          51,186,693          (11,979,267)          50,534,713
--------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                         (13,785,920)         (10,447,859)         (10,755,718)          (8,595,802)
      Class B                                          (2,328,426)          (1,947,006)          (1,648,582)          (1,594,912)
      Class C                                            (384,297)            (258,751)            (294,407)            (204,167)
      Class R4                                             (4,612)              (2,132)              (4,986)              (4,818)
   Net realized gain
      Class A                                         (49,081,861)         (14,537,496)         (50,120,002)         (15,647,564)
      Class B                                         (11,074,610)          (3,644,644)         (11,088,911)          (4,006,155)
      Class C                                          (1,729,803)            (445,028)          (1,817,034)            (475,412)
      Class R4                                            (14,887)              (2,849)             (21,077)              (8,471)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (78,404,416)         (31,285,765)         (75,750,717)         (30,537,301)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                     119,173,260          140,691,525          114,124,816          137,582,533
   Class B shares                                      24,965,555           33,117,133           22,799,454           31,733,651
   Class C shares                                       6,296,373            6,141,161            5,611,701            5,463,033
   Class R4 shares                                         97,600                   --               10,258               49,190
Reinvestment of distributions at net asset value
   Class A shares                                      62,088,039           24,720,726           60,379,978           24,055,305
   Class B shares                                      13,257,836            5,548,070           12,588,664            5,541,331
   Class C shares                                       2,044,150              673,503            2,056,792              662,570
   Class R4 shares                                         17,672                4,141               24,088               12,356
Payments for redemptions
   Class A shares                                     (86,892,576)         (55,794,740)         (83,555,797)         (44,314,570)
   Class B shares                                     (27,909,437)         (22,474,439)         (27,615,040)         (17,781,182)
   Class C shares                                      (3,007,126)          (1,609,326)          (2,716,097)          (1,299,292)
   Class R4 shares                                        (61,917)              (4,272)             (38,139)             (60,415)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                 110,069,429          131,013,482          103,670,678          141,644,510
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                28,246,503          150,914,410           15,940,694          161,641,922
Net assets at beginning of year                       510,845,283          359,930,873          466,937,201          305,295,279
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $539,091,786         $510,845,283         $482,877,895         $466,937,201
================================================================================================================================
Undistributed net investment income                  $         --         $    528,767         $    638,933         $    261,022
--------------------------------------------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  61

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds.

The primary investments of each Fund are as follows:

RiverSource Portfolio Builder Conservative Fund -- invests primarily in fixed income securities.

RiverSource Portfolio Builder Moderate Conservative Fund -- invests primarily in fixed income securities and also invests a moderate amount in equity securities.

RiverSource Portfolio Builder Moderate Fund -- invests in funds that invest in a balance of fixed income and equity securities.

RiverSource Portfolio Builder Moderate Aggressive Fund -- invests primarily in funds that invest in equity securities and also invests a moderate amount in fixed income securities.

RiverSource Portfolio Builder Aggressive Fund -- invests primarily in funds that invest in equity securities and also invests a small amount in fixed income securities.

RiverSource Portfolio Builder Total Equity Fund -- invests primarily in funds that invest in equity securities.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.
 * For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS

Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

--------------------------------------------------------------------------------

 62 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

The Funds have adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the reclassification of short term capital gains earned in the underlying affiliated funds and losses due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

On the Statements of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                               RIVERSOURCE                       RIVERSOURCE                    RIVERSOURCE
                                            PORTFOLIO BUILDER                 PORTFOLIO BUILDER              PORTFOLIO BUILDER
                                            CONSERVATIVE FUND             MODERATE CONSERVATIVE FUND           MODERATE FUND
------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)            $(640,421)                       $(2,408,896)                  $(10,551,136)
Undistributed net investment income               640,421                          2,408,896                     10,551,136
------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction
(increase)                                      $      --                        $        --                   $         --
------------------------------------------------------------------------------------------------------------------------------

                                               RIVERSOURCE                       RIVERSOURCE                    RIVERSOURCE
                                            PORTFOLIO BUILDER                 PORTFOLIO BUILDER              PORTFOLIO BUILDER
                                         MODERATE AGGRESSIVE FUND              AGGRESSIVE FUND               TOTAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)           $(14,571,719)                     $(8,376,598)                   $(9,196,156)
Undistributed net investment income              14,571,719                        8,376,598                      9,196,156
------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital reduction
(increase)                                     $         --                      $        --                    $        --
------------------------------------------------------------------------------------------------------------------------------

The tax character of distributions paid for the years indicated is as follows:

RiverSource Portfolio Builder Conservative Fund

YEAR ENDED JAN. 31,                                                     2008                2007
----------------------------------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income.......................................         $ 3,669,708         $ 2,942,473
      Long-term capital gain................................           3,746,975             990,845
CLASS B
Distributions paid from:
      Ordinary income.......................................           1,146,083           1,071,830
      Long-term capital gain................................           1,363,104             427,268
CLASS C
Distributions paid from:
      Ordinary income.......................................             193,538             162,450
      Long-term capital gain................................             242,361              64,716
CLASS R4
Distributions paid from:
      Ordinary income.......................................               1,016                 912
      Long-term capital gain................................                 922                 287

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  63

RiverSource Portfolio Builder Moderate Conservative Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................         $ 8,797,324         $ 6,571,227
      Long-term capital gain................................          13,067,058           4,039,206
CLASS B
Distributions paid from:
      Ordinary income.......................................           2,245,599           2,015,985
      Long-term capital gain................................           3,970,768           1,487,554
CLASS C
Distributions paid from:
      Ordinary income.......................................             452,417             354,529
      Long-term capital gain................................             825,895             266,668
CLASS R4
Distributions paid from:
      Ordinary income.......................................               1,491               1,049
      Long-term capital gain................................               2,359                 594

RiverSource Portfolio Builder Moderate Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................          26,560,637          18,858,796
      Long-term capital gain................................          50,679,337          15,391,323
CLASS B
Distributions paid from:
      Ordinary income.......................................           5,878,644           4,980,516
      Long-term capital gain................................          13,574,735           4,865,913
CLASS C
Distributions paid from:
      Ordinary income.......................................           1,025,326             685,405
      Long-term capital gain................................           2,422,442             692,068
CLASS R4
Distributions paid from:
      Ordinary income.......................................               3,752               3,212
      Long-term capital gain................................               7,358               2,903

RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................          29,047,444          23,172,036
      Long-term capital gain................................          80,931,615          24,669,736
CLASS B
Distributions paid from:
      Ordinary income.......................................           5,136,758           4,699,350
      Long-term capital gain................................          18,399,269           6,230,186
CLASS C
Distributions paid from:
      Ordinary income.......................................             868,612             577,341
      Long-term capital gain................................           3,012,041             779,529
CLASS R4
Distributions paid from:
      Ordinary income.......................................               9,512              10,971
      Long-term capital gain................................              92,686              10,590

--------------------------------------------------------------------------------

 64 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Aggressive Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................         $15,412,882         $10,497,488
      Long-term capital gain................................          47,454,899          14,478,867
CLASS B
Distributions paid from:
      Ordinary income.......................................           2,695,525           1,959,448
      Long-term capital gain................................          10,707,511           3,632,202
CLASS C
Distributions paid from:
      Ordinary income.......................................             441,636             260,271
      Long-term capital gain................................           1,672,464             443,508
CLASS R4
Distributions paid from:
      Ordinary income.......................................               5,106               2,141
      Long-term capital gain................................              14,393               2,840

RiverSource Portfolio Builder Total Equity Fund

CLASS A
Distributions paid from:
      Ordinary income.......................................          10,755,718           8,683,414
      Long-term capital gain................................          50,120,002          15,559,952
CLASS B
Distributions paid from:
      Ordinary income.......................................           1,648,582           1,617,348
      Long-term capital gain................................          11,088,911           3,983,719
CLASS C
Distributions paid from:
      Ordinary income.......................................             294,407             206,830
      Long-term capital gain................................           1,817,034             472,749
CLASS R4
Distributions paid from:
      Ordinary income.......................................               4,986               4,866
      Long-term capital gain................................              21,077               8,423

At Jan. 31, 2008, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                                                  ACCUMULATED                       UNREALIZED
                                                                UNDISTRIBUTED      LONG-TERM      ACCUMULATED      APPRECIATION
FUND                                                           ORDINARY INCOME       GAIN        REALIZED LOSS    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund............       $     --        $  364,689        $             $  (1,145,952)
RiverSource Portfolio Builder Moderate Conservative Fund...            328         1,112,835                         (5,857,173)
RiverSource Portfolio Builder Moderate Fund................          1,106         1,695,269                        (27,592,534)
RiverSource Portfolio Builder Moderate Aggressive Fund.....             --         2,186,206                        (37,498,649)
RiverSource Portfolio Builder Aggressive Fund..............        398,541         1,853,963                        (27,783,654)
RiverSource Portfolio Builder Total Equity Fund............        968,481         2,445,217                        (34,883,018)

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Feb. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared and distributed quarterly, when available, for RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT 65 and RiverSource Portfolio Builder Moderate Aggressive Fund are reinvested in additional shares of each Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

2. EXPENSES AND SALES CHARGES

Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, a fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

Compensation to Board members and certain other core expenses are paid directly by the affiliated underlying funds in which each Fund invests.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

RiverSource Portfolio Builder Conservative Fund

RiverSource Portfolio Builder Moderate Conservative Fund

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

RiverSource Portfolio Builder Moderate Fund

RiverSource Portfolio Builder Moderate Aggressive Fund

RiverSource Portfolio Builder Aggressive Fund

RiverSource Portfolio Builder Total Equity Fund

-  Class A $19.50

-  Class B $20.50

-  Class C $20.00

Each Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Each Fund has agreements with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to each Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing the Funds' shares for the year ended Jan. 31, 2008, are as follows:

FUND                                                             CLASS A         CLASS B        CLASS C
-------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                 $  339,793       $ 41,798       $ 2,757
RiverSource Portfolio Builder Moderate Conservative Fund           997,474         86,509         4,576
RiverSource Portfolio Builder Moderate Fund                      3,738,033        196,311        10,483
RiverSource Portfolio Builder Moderate Aggressive Fund           5,407,085        219,368         9,144
RiverSource Portfolio Builder Aggressive Fund                    2,746,534         98,228         3,275
RiverSource Portfolio Builder Total Equity Fund                  2,180,190         72,987         4,558

--------------------------------------------------------------------------------

 66 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds' transfer agency fees. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

For the year ended Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses were as follows:

FUND                                                               CLASS R4
---------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                      0.19%
RiverSource Portfolio Builder Moderate Conservative Fund             0.16
RiverSource Portfolio Builder Moderate                               0.14
RiverSource Portfolio Builder Moderate Aggressive                    0.16
RiverSource Portfolio Builder Aggressive                             0.18
RiverSource Portfolio Builder Total Equity Fund                      0.16

Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were as follows:

FUND                                                            CLASS R4
------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                   $ 1
RiverSource Portfolio Builder Moderate Conservative Fund           13
RiverSource Portfolio Builder Moderate                             32
RiverSource Portfolio Builder Moderate Aggressive                  17

Of these waived/reimbursed fees and expenses, the plan administration services fees at the class level were as follows:

FUND                                                            CLASS R4
------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                  $   45
RiverSource Portfolio Builder Moderate Conservative Fund             55
RiverSource Portfolio Builder Moderate                              140
RiverSource Portfolio Builder Moderate Aggressive                 1,313
RiverSource Portfolio Builder Aggressive Fund                       148
RiverSource Portfolio Builder Total Equity Fund                     362

Under an agreement which was effective until Jan. 31, 2008, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net direct expenses (excluding fees and expenses of acquired funds) would not exceed the following percentage of each Fund's average daily net assets.

FUND                                                            CLASS A       CLASS B       CLASS C       CLASS R4
------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                 0.51%         1.27%         1.27%          0.38%
RiverSource Portfolio Builder Moderate Conservative Fund         0.51          1.27          1.27           0.32
RiverSource Portfolio Builder Moderate Fund                      0.51          1.27          1.27           0.31
RiverSource Portfolio Builder Moderate Aggressive Fund           0.51          1.27          1.27           0.34
RiverSource Portfolio Builder Aggressive Fund                    0.51          1.27          1.27           0.37
RiverSource Portfolio Builder Total Equity Fund                  0.51          1.27          1.27           0.37

Effective Feb. 1, 2008, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net direct expenses (excluding fees and expenses of acquired funds) will not exceed the following percentage of each Fund's average daily net assets until Jan. 31, 2009, unless sooner terminated at the discretion of the Board:

FUND                                                            CLASS A       CLASS B       CLASS C       CLASS R4
------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                 0.51%         1.27%         1.26%          0.38%
RiverSource Portfolio Builder Moderate Conservative Fund         0.51          1.27          1.26           0.32
RiverSource Portfolio Builder Moderate Fund                      0.51          1.27          1.26           0.31
RiverSource Portfolio Builder Moderate Aggressive Fund           0.51          1.27          1.26           0.34
RiverSource Portfolio Builder Aggressive Fund                    0.51          1.27          1.26           0.37
RiverSource Portfolio Builder Total Equity Fund                  0.51          1.27          1.26           0.37

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  67

During the year ended Jan. 31, 2008, the Funds' custodian fees were reduced as a result of earnings from overnight cash balances as follows:

FUND                                                            AMOUNT
----------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                  $62
RiverSource Portfolio Builder Moderate Conservative Fund          72
RiverSource Portfolio Builder Moderate Fund                       63
RiverSource Portfolio Builder Total Equity Fund                   75

Each Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

For the year ended Jan. 31, 2008, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                                  PURCHASES             PROCEEDS
------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Conservative Fund                      $ 74,274,430         $ 39,170,230
RiverSource Portfolio Builder Moderate Conservative Fund              171,800,407           95,778,688
RiverSource Portfolio Builder Moderate Fund                           452,660,527          250,314,239
RiverSource Portfolio Builder Moderate Aggressive Fund                505,609,298          363,204,367
RiverSource Portfolio Builder Aggressive Fund                         292,908,444          222,497,870
RiverSource Portfolio Builder Total Equity Fund                       226,306,040          159,546,075

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

RiverSource Portfolio Builder Conservative Fund

                                                                                YEAR ENDED JAN. 31, 2008
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                             5,740,180        1,746,465        382,937          --
Issued for reinvested distributions                                698,789          237,061         40,415         108
Redeemed                                                        (3,421,579)      (1,434,794)      (171,400)         --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          3,017,390          548,732        251,952         108
-------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JAN. 31, 2007
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                             3,898,176        1,469,127        184,021          --
Issued for reinvested distributions                                364,172          139,473         20,968          65
Redeemed                                                        (3,361,349)      (1,629,794)      (319,803)         --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                            900,999          (21,194)      (114,814)         65
-------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Conservative Fund

                                                                                YEAR ENDED JAN. 31, 2008
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                             9,993,615        2,755,532        634,069        1,338
Issued for reinvested distributions                              2,009,467          572,537        115,406          270
Redeemed                                                        (4,987,239)      (2,462,588)      (365,743)          --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          7,015,843          865,481        383,732        1,608
-------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JAN. 31, 2007
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                             7,255,651        2,586,400        515,966          --
Issued for reinvested distributions                                958,162          315,584         55,754          94
Redeemed                                                        (3,963,747)      (2,502,500)      (359,995)         --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          4,250,066          399,484        211,725          94
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 68 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Fund

                                                                                 YEAR ENDED JAN. 31, 2008
                                                                  CLASS A          CLASS B          CLASS C        CLASS R4
---------------------------------------------------------------------------------------------------------------------------
Sold                                                             25,011,505        6,509,827       1,344,626         9,628
Issued for reinvested distributions                               6,993,088        1,772,902         305,408           915
Redeemed                                                        (13,475,733)      (5,927,374)       (615,474)      (10,322)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          18,528,860        2,355,355       1,034,560           221
---------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JAN. 31, 2007
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                            21,860,331        6,591,315       1,079,147       6,173
Issued for reinvested distributions                              2,999,829          867,115        118,263          482
Redeemed                                                        (9,130,912)      (4,694,824)      (454,863)          --
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                         15,729,248        2,763,606        742,547        6,655
-------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Moderate Aggressive Fund

                                                                                 YEAR ENDED JAN. 31, 2008
                                                                  CLASS A          CLASS B          CLASS C        CLASS R4
---------------------------------------------------------------------------------------------------------------------------
Sold                                                             21,319,298        4,915,067       1,231,273        47,165
Issued for reinvested distributions                               9,901,614        2,138,482         342,212         9,206
Redeemed                                                        (15,493,143)      (5,262,188)       (590,555)       (8,454)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          15,727,769        1,791,361         982,930        47,917
---------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED JAN. 31, 2007
                                                                  CLASS A          CLASS B          CLASS C        CLASS R4
---------------------------------------------------------------------------------------------------------------------------
Sold                                                             26,037,703        6,498,825       1,038,378        38,831
Issued for reinvested distributions                               4,091,488          939,564         114,179         1,803
Redeemed                                                        (10,380,605)      (3,746,964)       (316,448)      (18,302)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          19,748,586        3,691,425         836,109        22,332
---------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Aggressive Fund

                                                                                YEAR ENDED JAN. 31, 2008
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                             9,560,036        2,027,918        513,735         7,521
Issued for reinvested distributions                              5,649,497        1,215,200        188,227         1,605
Redeemed                                                        (7,009,857)      (2,222,898)      (245,846)       (4,942)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          8,199,676        1,020,220        456,116         4,184
-------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED JAN. 31, 2007
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                            11,856,381        2,812,159        518,421           --
Issued for reinvested distributions                              2,065,239          466,617         56,787          345
Redeemed                                                        (4,680,172)      (1,937,220)      (136,183)        (369)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          9,241,448        1,341,556        439,025          (24)
-------------------------------------------------------------------------------------------------------------------------

RiverSource Portfolio Builder Total Equity Fund

                                                                                YEAR ENDED JAN. 31, 2008
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                             8,843,019        1,799,101        443,315           794
Issued for reinvested distributions                              5,391,056        1,132,079        185,799         2,141
Redeemed                                                        (6,591,204)      (2,108,583)      (219,842)       (2,820)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          7,642,871          822,597        409,272           115
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  69

                                                                                YEAR ENDED JAN. 31, 2007
                                                                 CLASS A          CLASS B         CLASS C        CLASS R4
-------------------------------------------------------------------------------------------------------------------------
Sold                                                            11,259,395        2,618,707        451,445         3,996
Issued for reinvested distributions                              1,949,379          451,985         54,176           999
Redeemed                                                        (3,602,351)      (1,499,155)      (107,162)       (5,076)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                          9,606,423        1,571,537        398,459           (81)
-------------------------------------------------------------------------------------------------------------------------

5. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of the borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, each Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Each Fund had no borrowings during the year ended Jan. 31, 2008.

6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Jan. 31, 2008, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

RiverSource Portfolio Builder Conservative Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                  23.03%
RiverSource Core Bond Fund                                               9.94

RiverSource Portfolio Builder Moderate Conservative Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                                  32.37%
RiverSource Core Bond Fund                                              10.32
RiverSource Inflation Protected Securities Fund                          6.19
RiverSource Absolute Return Currency and Income Fund                     5.67

RiverSource Portfolio Builder Moderate Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Core Bond Fund                                              30.75%
RiverSource Income Opportunities Fund                                   21.71
RiverSource Inflation Protected Securities Fund                         21.22
RiverSource Disciplined Large Cap Growth                                19.40
RiverSource Fundamental Growth Fund                                     17.96
RiverSource Absolute Return Currency and Income Fund                    15.96
RiverSource Real Estate Fund                                            11.01
RiverSource International Equity Fund                                    7.91
RiverSource International Aggressive Growth Fund                         7.50
RiverSource Global Bond Fund                                             7.12
RiverSource Small Cap Growth Fund                                        5.88

--------------------------------------------------------------------------------

 70 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Aggressive Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                           29.35%
RiverSource Fundamental Growth Fund                                     27.19
RiverSource Inflation Protected Securities Fund                         21.81
RiverSource Core Bond Fund                                              21.38
RiverSource Absolute Return Currency and Income Fund                    18.43
RiverSource Real Estate Fund                                            12.70
RiverSource International Equity Fund                                   11.97
RiverSource International Aggressive Growth Fund                        11.36
RiverSource Small Cap Growth Fund                                        8.89
RiverSource Global Bond Fund                                             8.23
RiverSource Income Opportunities Fund                                    7.16
RiverSource Disciplined Small and Mid Cap Equity Fund                    7.09
RiverSource International Small Cap Fund                                 6.52
RiverSource Aggressive Growth Fund                                       6.39
RiverSource International Opportunity Fund                               5.52
RiverSource Value Fund                                                   5.13
RiverSource Large Cap Value Fund                                         5.11

RiverSource Portfolio Builder Aggressive Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                           17.93%
RiverSource Fundamental Growth Fund                                     16.67
RiverSource Absolute Return Currency and Income Fund                     9.09
RiverSource International Equity Fund                                    7.33
RiverSource International Aggressive Growth Fund                         6.92
RiverSource Real Estate Fund                                             6.26
RiverSource Core Bond Fund                                               6.14
RiverSource Small Cap Growth Fund                                        5.42

RiverSource Portfolio Builder Total Equity Fund

UNDERLYING FUND                                                 PERCENT OF SHARES HELD
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                           19.47%
RiverSource Fundamental Growth Fund                                     18.73
RiverSource Absolute Return Currency and Income Fund                     8.34
RiverSource International Equity Fund                                    8.26
RiverSource International Aggressive Growth Fund                         7.53
RiverSource Small Cap Growth Fund                                        5.88
RiverSource Real Estate Fund                                             5.70

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT 71 plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 72 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource Portfolio Builder Conservative Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,             2008           2007           2006        2005(B)
Net asset value, beginning of
 period                                $10.43         $10.36         $10.23         $10.02
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .36(c)         .34            .25            .12
Net gains (losses) (both realized
 and unrealized)                          .17            .24            .25            .23
------------------------------------------------------------------------------------------
Total from investment operations          .53            .58            .50            .35
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.42)          (.38)          (.27)          (.12)
Distributions from realized gains        (.39)          (.13)          (.10)          (.02)
------------------------------------------------------------------------------------------
Total distributions                      (.81)          (.51)          (.37)          (.14)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.15         $10.43         $10.36         $10.23
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $111            $83            $73            $40
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .45%           .49%           .59%           .92%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)         .45%           .49%           .59%           .59%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            3.42%          3.32%          2.66%          2.03%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   29%            54%            23%            51%
------------------------------------------------------------------------------------------
Total return(i)                         5.14%          5.76%          4.97%          3.54%(j)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $10.40         $10.33         $10.21         $10.02
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .28(c)         .26            .18            .07
Net gains (losses) (both realized
 and unrealized)                          .16            .25            .24            .22
------------------------------------------------------------------------------------------
Total from investment operations          .44            .51            .42            .29
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.34)          (.31)          (.20)          (.08)
Distributions from realized gains        (.39)          (.13)          (.10)          (.02)
------------------------------------------------------------------------------------------
Total distributions                      (.73)          (.44)          (.30)          (.10)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.11         $10.40         $10.33         $10.21
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $41            $36            $36            $21
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.20%          1.25%          1.34%          1.68%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)        1.20%          1.25%          1.34%          1.37%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            2.63%          2.54%          1.88%          1.25%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   29%            54%            23%            51%
------------------------------------------------------------------------------------------
Total return(i)                         4.27%          4.99%          4.12%          2.88%(j)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  73

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $10.41         $10.34         $10.21         $10.02
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .28(c)         .26            .17            .07
Net gains (losses) (both realized
 and unrealized)                          .16            .24            .25            .22
------------------------------------------------------------------------------------------
Total from investment operations          .44            .50            .42            .29
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.34)          (.30)          (.19)          (.08)
Distributions from realized gains        (.39)          (.13)          (.10)          (.02)
------------------------------------------------------------------------------------------
Total distributions                      (.73)          (.43)          (.29)          (.10)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.12         $10.41         $10.34         $10.21
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $8             $5             $6             $4
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.20%          1.25%          1.34%          1.68%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)        1.20%          1.25%          1.34%          1.37%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            2.67%          2.51%          1.85%          1.32%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   29%            54%            23%            51%
------------------------------------------------------------------------------------------
Total return(i)                         4.29%          4.94%          4.16%          2.90%(j)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,         2007(I)            2007           2006        2005(B)
Net asset value, beginning of
 period                                $10.34         $10.27         $10.20         $10.02
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .39(c)         .36            .32            .17
Net gains (losses) (both realized
 and unrealized)                          .16            .24            .18            .20
------------------------------------------------------------------------------------------
Total from investment operations          .55            .60            .50            .37
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.45)          (.40)          (.33)          (.17)
Distributions from realized gains        (.39)          (.13)          (.10)          (.02)
------------------------------------------------------------------------------------------
Total distributions                      (.84)          (.53)          (.43)          (.19)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.05         $10.34         $10.27         $10.20
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--            $--            $--            $--
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .38%           .33%           .47%           .76%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)         .19%           .33%           .42%           .42%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            3.68%          3.47%          2.64%          1.90%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   29%            54%            23%            51%
------------------------------------------------------------------------------------------
Total return(i)                         5.34%          6.00%          5.04%          3.74%(j)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 74 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Conservative Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $10.85         $10.68         $10.35         $10.03
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .33(c)         .33            .24            .14
Net gains (losses) (both realized
 and unrealized)                          .11            .47            .49            .35
------------------------------------------------------------------------------------------
Total from investment operations          .44            .80            .73            .49
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.42)          (.40)          (.27)          (.16)
Distributions from realized gains        (.59)          (.23)          (.13)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.01)          (.63)          (.40)          (.17)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.28         $10.85         $10.68         $10.35
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $260           $198           $149            $78
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .41%           .44%           .55%           .72%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)         .41%           .44%           .55%           .59%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            3.03%          2.99%          2.53%          2.21%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   31%            24%            19%            28%
------------------------------------------------------------------------------------------
Total return(i)                         3.99%          7.65%          7.18%          4.90%(j)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $10.82         $10.65         $10.32         $10.03
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .24(c)         .24            .16            .09
Net gains (losses) (both realized
 and unrealized)                          .12            .48            .49            .32
------------------------------------------------------------------------------------------
Total from investment operations          .36            .72            .65            .41
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.34)          (.32)          (.19)          (.11)
Distributions from realized gains        (.59)          (.23)          (.13)          (.01)
------------------------------------------------------------------------------------------
Total distributions                      (.93)          (.55)          (.32)          (.12)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.25         $10.82         $10.65         $10.32
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $76            $71            $66            $34
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.17%          1.19%          1.30%          1.49%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)        1.17%          1.19%          1.30%          1.37%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            2.22%          2.19%          1.75%          1.46%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   31%            24%            19%            28%
------------------------------------------------------------------------------------------
Total return(i)                         3.22%          6.87%          6.41%          4.14%(j)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  75

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $10.82         $10.65         $10.33         $10.03
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .25(c)         .24            .15            .09
Net gains (losses) (both realized
 and unrealized)                          .11            .48            .49            .34
------------------------------------------------------------------------------------------
Total from investment operations          .36            .72            .64            .43
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.34)          (.32)          (.19)          (.12)
Distributions from realized gains        (.59)          (.23)          (.13)          (.01)
------------------------------------------------------------------------------------------
Total distributions                      (.93)          (.55)          (.32)          (.13)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.25         $10.82         $10.65         $10.33
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $16            $13            $11             $6
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.17%          1.19%          1.30%          1.52%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)        1.17%          1.19%          1.30%          1.37%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            2.27%          2.22%          1.72%          1.47%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   31%            24%            19%            28%
------------------------------------------------------------------------------------------
Total return(i)                         3.23%          6.88%          6.29%          4.25%(j)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $10.80         $10.64         $10.34         $10.03
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .37(c)         .35            .29            .17
Net gains (losses) (both realized
 and unrealized)                          .10            .46            .46            .34
------------------------------------------------------------------------------------------
Total from investment operations          .47            .81            .75            .51
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.44)          (.42)          (.32)          (.19)
Distributions from realized gains        (.59)          (.23)          (.13)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.03)          (.65)          (.45)          (.20)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.24         $10.80         $10.64         $10.34
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--            $--            $--            $--
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .36%           .28%           .39%           .57%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)         .16%           .28%           .39%           .36%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            3.41%          3.13%          2.67%          2.13%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   31%            24%            19%            28%
------------------------------------------------------------------------------------------
Total return(i)                         4.32%          7.74%          7.37%          5.09%(j)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earning credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 76 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $11.36         $11.06         $10.47         $10.04
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .31(c)         .31            .22            .13
Net gains (losses) (both realized
 and unrealized)                          .02            .71            .78            .47
------------------------------------------------------------------------------------------
Total from investment operations          .33           1.02           1.00            .60
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.44)          (.41)          (.27)          (.16)
Distributions from realized gains        (.79)          (.31)          (.14)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.23)          (.72)          (.41)          (.17)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.46         $11.36         $11.06         $10.47
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $746           $600           $410           $190
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .41%           .43%           .53%           .63%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)         .41%           .43%           .53%           .59%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            2.70%          2.68%          2.30%          2.05%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   27%            24%            15%            28%
------------------------------------------------------------------------------------------
Total return(i)                         2.69%          9.38%          9.64%          6.01%(j)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $11.31         $11.02         $10.43         $10.04
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .22(c)         .19            .13            .08
Net gains (losses) (both realized
 and unrealized)                          .02            .73            .79            .44
------------------------------------------------------------------------------------------
Total from investment operations          .24            .92            .92            .52
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.35)          (.32)          (.19)          (.12)
Distributions from realized gains        (.79)          (.31)          (.14)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.14)          (.63)          (.33)          (.13)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.41         $11.31         $11.02         $10.43
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                               $198           $189           $153            $72
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.17%          1.19%          1.29%          1.39%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)        1.17%          1.19%          1.29%          1.36%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            1.89%          1.87%          1.51%          1.31%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   27%            24%            15%            28%
------------------------------------------------------------------------------------------
Total return(i)                         1.92%          8.52%          8.86%          5.19%(j)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  77

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $11.32         $11.03         $10.44         $10.04
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .23(c)         .20            .13            .07
Net gains (losses) (both realized
 and unrealized)                          .01            .73            .79            .46
------------------------------------------------------------------------------------------
Total from investment operations          .24            .93            .92            .53
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.36)          (.33)          (.19)          (.12)
Distributions from realized gains        (.79)          (.31)          (.14)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.15)          (.64)          (.33)          (.13)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.41         $11.32         $11.03         $10.44
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $36            $27            $18             $8
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.17%          1.19%          1.30%          1.40%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)        1.17%          1.19%          1.30%          1.36%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            1.97%          1.91%          1.52%          1.26%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   27%            24%            15%            28%
------------------------------------------------------------------------------------------
Total return(i)                         1.85%          8.53%          8.86%          5.24%(j)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $11.34         $11.04         $10.47         $10.04
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .36(c)         .33            .26            .16
Net gains (losses) (both realized
 and unrealized)                          .00            .70            .75            .47
------------------------------------------------------------------------------------------
Total from investment operations          .36           1.03           1.01            .63
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.46)          (.42)          (.30)          (.19)
Distributions from realized gains        (.79)          (.31)          (.14)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.25)          (.73)          (.44)          (.20)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.45         $11.34         $11.04         $10.47
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Net assets, end of period (in
 millions)                                $--            $--            $--            $--
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .35%           .28%           .37%           .47%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)         .14%           .28%           .37%           .37%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            3.12%          3.02%          2.34%           .88%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   27%            24%            15%            28%
------------------------------------------------------------------------------------------
Total return(i)                         2.99%          9.58%          9.80%          6.28%(j)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 78 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Aggressive Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $11.73         $11.34         $10.50         $10.05
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .24(c)         .25            .17            .10
Net gains (losses) (both realized
 and unrealized)                         (.01)           .91           1.05            .50
------------------------------------------------------------------------------------------
Total from investment operations          .23           1.16           1.22            .60
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.40)          (.38)          (.22)          (.14)
Distributions from realized gains       (1.08)          (.39)          (.16)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.48)          (.77)          (.38)          (.15)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.48         $11.73         $11.34         $10.50
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Net assets, end of period (in
 millions)                               $881           $801           $550           $246
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .43%           .46%           .56%           .65%(f)
------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(d),(e),(g)         .43%           .46%           .56%           .59%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            2.04%          2.01%          1.69%          1.61%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   33%            29%            20%            31%
------------------------------------------------------------------------------------------
Total return(h)                         1.57%         10.40%         11.72%          5.97%(i)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $11.68         $11.30         $10.47         $10.05
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .15(c)         .10            .07            .04
Net gains (losses) (both realized
 and unrealized)                         (.01)           .96           1.06            .49
------------------------------------------------------------------------------------------
Total from investment operations          .14           1.06           1.13            .53
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.31)          (.29)          (.14)          (.10)
Distributions from realized gains       (1.08)          (.39)          (.16)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.39)          (.68)          (.30)          (.11)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.43         $11.68         $11.30         $10.47
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Net assets, end of period (in
 millions)                               $199           $202           $154            $67
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.19%          1.22%          1.32%          1.42%(f)
------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(d),(e),(g)        1.19%          1.22%          1.32%          1.36%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            1.23%          1.21%           .91%           .82%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   33%            29%            20%            31%
------------------------------------------------------------------------------------------
Total return(h)                          .81%          9.54%         10.90%          5.24%(i)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  79

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $11.68         $11.30         $10.47         $10.05
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .16(c)         .12            .07            .04
Net gains (losses) (both realized
 and unrealized)                         (.01)           .95           1.06            .49
------------------------------------------------------------------------------------------
Total from investment operations          .15           1.07           1.13            .53
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.32)          (.30)          (.14)          (.10)
Distributions from realized gains       (1.08)          (.39)          (.16)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.40)          (.69)          (.30)          (.11)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.43         $11.68         $11.30         $10.47
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $33            $26            $15             $7
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.19%          1.22%          1.32%          1.41%(f)
------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(d),(e),(g)        1.19%          1.22%          1.32%          1.37%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            1.33%          1.27%           .93%           .83%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   33%            29%            20%            31%
------------------------------------------------------------------------------------------
Total return(h)                          .85%          9.57%         10.91%          5.24%(i)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $11.75         $11.35         $10.50         $10.05
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .29(c)         .28            .19            .12
Net gains (losses) (both realized
 and unrealized)                         (.02)           .91           1.06            .49
------------------------------------------------------------------------------------------
Total from investment operations          .27           1.19           1.25            .61
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.44)          (.40)          (.24)          (.15)
Distributions from realized gains       (1.08)          (.39)          (.16)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.52)          (.79)          (.40)          (.16)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.50         $11.75         $11.35         $10.50
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                 $1            $--            $--            $--
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .34%           .31%           .39%           .48%(f)
------------------------------------------------------------------------------------------
Net assets after expense
 waiver/reimbursement(d),(e),(g)         .16%           .31%           .39%           .36%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            2.41%          2.14%          1.69%          1.35%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   33%            29%            20%            31%
------------------------------------------------------------------------------------------
Total return(h)                         1.86%         10.69%         12.02%          6.10%(i)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 80 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Aggressive Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $12.20         $11.66         $10.53         $10.06
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .19(c)         .19            .12            .07
Net gains (losses) (both realized
 and unrealized)                         (.14)          1.18           1.37            .52
------------------------------------------------------------------------------------------
Total from investment operations          .05           1.37           1.49            .59
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.39)          (.35)          (.17)          (.11)
Distributions from realized gains       (1.40)          (.48)          (.19)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.79)          (.83)          (.36)          (.12)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.46         $12.20         $11.66         $10.53
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $429           $400           $275           $120
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .46%           .49%           .61%           .78%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)         .46%           .49%           .59%           .59%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            1.53%          1.47%          1.10%          1.04%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   40%            40%            24%            38%
------------------------------------------------------------------------------------------
Total return(h)                         (.31%)        11.85%         14.26%          5.81%(i)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $12.11         $11.59         $10.48         $10.06
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .09(c)         .02            .03            .01
Net gains (losses) (both realized
 and unrealized)                         (.13)          1.24           1.37            .50
------------------------------------------------------------------------------------------
Total from investment operations         (.04)          1.26           1.40            .51
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.29)          (.26)          (.10)          (.08)
Distributions from realized gains       (1.40)          (.48)          (.19)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.69)          (.74)          (.29)          (.09)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.38         $12.11         $11.59         $10.48
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $95            $98            $79            $36
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.22%          1.25%          1.37%          1.54%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)        1.22%          1.25%          1.37%          1.37%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)             .74%           .66%           .28%           .25%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   40%            40%            24%            38%
------------------------------------------------------------------------------------------
Total return(h)                        (1.02%)        10.97%         13.48%          5.02%(i)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  81

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $12.08         $11.58         $10.48         $10.06
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .10(c)         .06            .03            .01
Net gains (losses) (both realized
 and unrealized)                         (.15)          1.20           1.37            .49
------------------------------------------------------------------------------------------
Total from investment operations         (.05)          1.26           1.40            .50
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.30)          (.28)          (.11)          (.07)
Distributions from realized gains       (1.40)          (.48)          (.19)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.70)          (.76)          (.30)          (.08)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.33         $12.08         $11.58         $10.48
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $15            $12             $7             $3
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.21%          1.25%          1.38%(f)       1.55%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(g)        1.21%          1.25%          1.37%          1.37%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            0.83%           .72%           .32%           .21%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   40%            40%            24%            38%
------------------------------------------------------------------------------------------
Total return(h)                        (1.06%)        11.00%         13.40%          4.96%(i)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $12.23         $11.68         $10.53         $10.06
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .28(c)         .22            .12            .08
Net gains (losses) (both realized
 and unrealized)                         (.20)          1.17           1.39            .52
------------------------------------------------------------------------------------------
Total from investment operations          .08           1.39           1.51            .60
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.43)          (.36)          (.17)          (.12)
Distributions from realized gains       (1.40)          (.48)          (.19)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.83)          (.84)          (.36)          (.13)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.48         $12.23         $11.68         $10.53
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--            $--            $--            $--
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .35%           .33%           .44%           .61%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (d),(e),(g)        .18%           .33%           .42%           .38%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            2.29%          1.60%           .95%          1.75%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   40%            40%            24%            38%
------------------------------------------------------------------------------------------
Total return(h)                         (.09%)        12.04%         14.46%          5.94%(i)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.

--------------------------------------------------------------------------------

 82 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Total Equity Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $12.61         $11.99         $10.55         $10.07
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .12(c)         .14            .07            .05
Net gains (losses) (both realized
 and unrealized)                         (.26)          1.40           1.71            .54
------------------------------------------------------------------------------------------
Total from investment operations         (.14)          1.54           1.78            .59
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.34)          (.33)          (.13)          (.10)
Distributions from realized gains       (1.60)          (.59)          (.21)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.94)          (.92)          (.34)          (.11)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.53         $12.61         $11.99         $10.55
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $384           $364           $231            $92
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .46%           .49%           .62%           .83%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)         .46%           .49%           .59%           .59%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)             .93%           .88%           .53%           .58%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   31%            27%            17%            39%
------------------------------------------------------------------------------------------
Total return(i)                        (2.04%)        13.02%         16.99%          5.80%(j)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $12.52         $11.91         $10.50         $10.07
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .01(c)          --           (.03)          (.02)
Net gains (losses) (both realized
 and unrealized)                         (.26)          1.44           1.71            .52
------------------------------------------------------------------------------------------
Total from investment operations         (.25)          1.44           1.68            .50
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.23)          (.24)          (.06)          (.06)
Distributions from realized gains       (1.60)          (.59)          (.21)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.83)          (.83)          (.27)          (.07)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.44         $12.52         $11.91         $10.50
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $85            $91            $68            $28
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.22%          1.25%          1.38%          1.59%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)        1.22%          1.25%          1.37%          1.36%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)             .11%           .06%          (.29%)         (.19%)(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   31%            27%            17%            39%
------------------------------------------------------------------------------------------
Total return(i)                        (2.86%)        12.25%         16.11%          4.99%(j)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  83

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $12.49         $11.90         $10.50         $10.07
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .03(c)          --           (.03)          (.02)
Net gains (losses) (both realized
 and unrealized)                         (.27)          1.44           1.71            .52
------------------------------------------------------------------------------------------
Total from investment operations         (.24)          1.44           1.68            .50
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.26)          (.26)          (.07)          (.06)
Distributions from realized gains       (1.60)          (.59)          (.21)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.86)          (.85)          (.28)          (.07)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.39         $12.49         $11.90         $10.50
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $14            $11             $6             $2
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.22%          1.25%          1.38%          1.60%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)        1.22%          1.25%          1.37%          1.37%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)             .24%           .15%          (.21%)         (.31%)(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   31%            27%            17%            39%
------------------------------------------------------------------------------------------
Total return(i)                        (2.87%)        12.25%         16.10%          4.99%(j)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,          2008              2007           2006        2005(B)
Net asset value, beginning of
 period                                $12.65         $12.01         $10.55         $10.07
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .15(c)         .16            .09            .07
Net gains (losses) (both realized
 and unrealized)                         (.26)          1.41           1.71            .53
------------------------------------------------------------------------------------------
Total from investment operations         (.11)          1.57           1.80            .60
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.37)          (.34)          (.13)          (.11)
Distributions from realized gains       (1.60)          (.59)          (.21)          (.01)
------------------------------------------------------------------------------------------
Total distributions                     (1.97)          (.93)          (.34)          (.12)
------------------------------------------------------------------------------------------
Net asset value, end of period         $10.57         $12.65         $12.01         $10.55
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $--            $--            $--            $--
------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .35%           .33%           .46%           .66%(f)
------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)         .16%           .33%           .42%           .40%(f)
------------------------------------------------------------------------------------------
Net investment income (loss)            1.17%           .91%           .51%           .48%(f)
------------------------------------------------------------------------------------------
Portfolio turnover rate                   31%            27%            17%            39%
------------------------------------------------------------------------------------------
Total return(i)                        (1.78%)        13.27%         17.23%          5.93%(j)
------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d)  Expense ratio is before reduction of earnings credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h) Expense ratio is before reduction of earnings credits on cash balances. Earnings credits for the year ended Jan. 31, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.

--------------------------------------------------------------------------------

 84 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE MARKET ADVANTAGE SERIES, INC.:

We have audited the accompanying statements of assets and liabilities, including the investments in affiliated funds, of RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund, and RiverSource Portfolio Builder Total Equity Fund (six of the portfolios constituting the RiverSource Market Advantage Series, Inc.) (the Funds) as of January 31, 2008, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights of the Funds for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2008 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Market Advantage Series, Inc. at January 31, 2008, the results of their operations, changes in their net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.


                                                  /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 20, 2008

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  85

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource Portfolio Builder Conservative Fund
Fiscal year ended Jan. 31, 2008

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           8.87%
      Dividends Received Deduction for corporations.........           6.13%
      U.S. Government Obligations...........................          33.36%

PAYABLE DATE                                                       PER SHARE
March 27, 2007..............................................        $0.06164
June 26, 2007...............................................         0.07555
Sept. 25, 2007..............................................         0.09109
Dec. 20, 2007...............................................         0.19580
Total.......................................................        $0.42408

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007                                                       $0.38686
Total distributions                                                 $0.81094

CLASS B

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           8.87%
      Dividends Received Deduction for corporations.........           6.13%
      U.S. Government Obligations...........................          33.36%

PAYABLE DATE                                                       PER SHARE
March 27, 2007..............................................        $0.04089
June 26, 2007...............................................         0.05565
Sept. 25, 2007..............................................         0.07113
Dec. 20, 2007...............................................         0.17679
Total.......................................................        $0.34446

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.38686
Total distributions.........................................        $0.73132

CLASS C

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           8.87%
      Dividends Received Deduction for corporations.........           6.13%
      U.S. Government Obligations...........................          33.36%

PAYABLE DATE                                                       PER SHARE
March 27, 2007..............................................        $0.04224
June 26, 2007...............................................         0.05531
Sept. 25, 2007..............................................         0.07149
Dec. 20, 2007...............................................         0.17819
Total.......................................................        $0.34723

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.38686
Total distributions.........................................        $0.73409

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............           8.87%
      Dividends Received Deduction for corporations.........           6.13%
      U.S. Government Obligations...........................          33.36%

PAYABLE DATE                                                       PER SHARE
March 27, 2007..............................................        $0.06379
June 26, 2007...............................................         0.07772
Sept. 25, 2007..............................................         0.09097
Dec. 20, 2007...............................................         0.21637
Total.......................................................        $0.44885

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.38686
Total distributions.........................................        $0.83571

--------------------------------------------------------------------------------

 86 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Conservative Fund
Fiscal year ended Jan. 31, 2008

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          15.29%
      Dividends Received Deduction for corporations.........          10.92%
      U.S. Government Obligations...........................          24.59%

PAYABLE DATE                                                       PER SHARE
March 27, 2007..............................................        $0.05174
June 26, 2007...............................................         0.06309
Sept. 25, 2007..............................................         0.07573
Dec. 20, 2007...............................................         0.23029
Total.......................................................        $0.42085

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.59056
Total distributions.........................................        $1.01141

CLASS B

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          15.29%
      Dividends Received Deduction for corporations.........          10.92%
      U.S. Government Obligations...........................          24.59%

PAYABLE DATE                                                       PER SHARE
March 27, 2007..............................................        $0.03046
June 26, 2007...............................................         0.04252
Sept. 25, 2007..............................................         0.05461
Dec. 20, 2007...............................................         0.21046
Total.......................................................        $0.33805

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.59056
Total distributions.........................................        $0.92861

CLASS C

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          15.29%
      Dividends Received Deduction for corporations.........          10.92%
      U.S. Government Obligations...........................          24.59%

PAYABLE DATE                                                       PER SHARE
March 27, 2007..............................................        $0.03101
June 26, 2007...............................................         0.04259
Sept. 25, 2007..............................................         0.05464
Dec. 20, 2007...............................................         0.21095
Total.......................................................        $0.33919

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.59056
Total distributions.........................................        $0.92975

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          15.29%
      Dividends Received Deduction for corporations.........          10.92%
      U.S. Government Obligations...........................          24.59%

PAYABLE DATE                                                       PER SHARE
March 27, 2007..............................................        $0.05401
June 26, 2007...............................................         0.06575
Sept. 25, 2007..............................................         0.07799
Dec. 20, 2007...............................................         0.24580
Total.......................................................        $0.44355

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007                                                       $0.59056
Total distributions                                                 $1.03411

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  87

RiverSource Portfolio Builder Moderate Fund
Fiscal year ended Jan. 31, 2008

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          20.15%
      Dividends Received Deduction for corporations.........          13.84%
      U.S. Government Obligations...........................          19.77%

PAYABLE DATE                                                       PER SHARE
March 27, 2007..............................................        $0.04347
June 26, 2007...............................................         0.05272
Sept. 25, 2007..............................................         0.07038
Dec. 20, 2007...............................................         0.27679
Total.......................................................        $0.44336

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.78724
Total distributions.........................................        $1.23060

CLASS B

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          20.15%
      Dividends Received Deduction for corporations.........          13.84%
      U.S. Government Obligations...........................          19.77%

PAYABLE DATE                                                       PER SHARE
March 27, 2007..............................................        $0.02168
June 26, 2007...............................................         0.03102
Sept. 25, 2007..............................................         0.04767
Dec. 20, 2007...............................................         0.25599
Total.......................................................        $0.35636

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.78724
Total distributions.........................................        $1.14360

CLASS C

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          20.15%
      Dividends Received Deduction for corporations.........          13.84%
      U.S. Government Obligations...........................          19.77%

PAYABLE DATE                                                       PER SHARE
March 27, 2007..............................................        $0.02199
June 26, 2007...............................................         0.03174
Sept. 25, 2007..............................................         0.04910
Dec. 20, 2007...............................................         0.25653
Total.......................................................        $0.35936

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.78724
Total distributions.........................................        $1.14660

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          20.15%
      Dividends Received Deduction for corporations.........          13.84%
      U.S. Government Obligations...........................          19.77%

PAYABLE DATE                                                       PER SHARE
March 27, 2007..............................................        $0.04291
June 26, 2007...............................................         0.05543
Sept. 25, 2007..............................................         0.07308
Dec. 20, 2007...............................................         0.29602
Total.......................................................        $0.46744

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.78724
Total distributions.........................................        $1.25468

--------------------------------------------------------------------------------

 88 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

RiverSource Portfolio Builder Moderate Aggressive Fund
Fiscal year ended Jan. 31, 2008

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          29.14%
      Dividends Received Deduction for corporations.........          20.05%
      U.S. Government Obligations...........................          18.24%

PAYABLE DATE                                                       PER SHARE
March 27, 2007..............................................        $0.02431
June 26, 2007...............................................         0.03203
Sept. 25, 2007..............................................         0.04739
Dec. 20, 2007...............................................         0.29779
Total.......................................................        $0.40152

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $1.08317
Total distributions.........................................        $1.48469

CLASS B

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          29.14%
      Dividends Received Deduction for corporations.........          20.05%
      U.S. Government Obligations...........................          18.24%

PAYABLE DATE                                                       PER SHARE
March 27, 2007..............................................        $0.00158
June 26, 2007...............................................         0.00962
Sept. 25, 2007..............................................         0.02367
Dec. 20, 2007...............................................         0.27582
Total.......................................................        $0.31069

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $1.08317
Total distributions.........................................        $1.39386

CLASS C

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          29.14%
      Dividends Received Deduction for corporations.........          20.05%
      U.S. Government Obligations...........................          18.24%

PAYABLE DATE                                                       PER SHARE
March 27, 2007..............................................        $0.00268
June 26, 2007...............................................         0.01061
Sept. 25, 2007..............................................         0.02547
Dec. 20, 2007...............................................         0.27602
Total.......................................................        $0.31478

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $1.08317
Total distributions.........................................        $1.39795

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          29.14%
      Dividends Received Deduction for corporations.........          20.05%
      U.S. Government Obligations...........................          18.24%

PAYABLE DATE                                                       PER SHARE
March 27, 2007..............................................        $0.02969
June 26, 2007...............................................         0.03488
Sept. 25, 2007..............................................         0.04973
Dec. 20, 2007...............................................         0.32034
Total.......................................................        $0.43464

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $1.08317
Total distributions.........................................        $1.51781

RiverSource Portfolio Builder Aggressive Fund
Fiscal year ended Jan. 31, 2008

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          37.78%
      Dividends Received Deduction for corporations.........          26.29%
      U.S. Government Obligations...........................          10.80%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.43794

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $1.34871
Total distributions.........................................        $1.78665

CLASS B

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          37.78%
      Dividends Received Deduction for corporations.........          26.29%
      U.S. Government Obligations...........................          10.80%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.33937

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $1.34871
Total distributions.........................................        $1.68808

CLASS C

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          37.78%
      Dividends Received Deduction for corporations.........          26.29%
      U.S. Government Obligations...........................          10.80%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.35612

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $1.34871
Total distributions.........................................        $1.70483

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          37.78%
      Dividends Received Deduction for corporations.........          26.29%
      U.S. Government Obligations...........................          10.80%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.47837

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $1.34871
Total distributions.........................................        $1.82708

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  89

RiverSource Portfolio Builder Total Equity Fund
Fiscal year ended Jan. 31, 2008

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          52.38%
      Dividends Received Deduction for corporations.........          36.08%
      U.S. Government Obligations...........................           0.25%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.34243

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $1.59696
Total distributions.........................................        $1.93939

CLASS B

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          52.38%
      Dividends Received Deduction for corporations.........          36.08%
      U.S. Government Obligations...........................           0.25%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.23736

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $1.59696
Total distributions.........................................        $1.83432

CLASS C

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          52.38%
      Dividends Received Deduction for corporations.........          36.08%
      U.S. Government Obligations...........................           0.25%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.25865

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $1.59696
Total distributions.........................................        $1.85561

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............          52.38%
      Dividends Received Deduction for corporations.........          36.08%
      U.S. Government Obligations...........................           0.25%

PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $0.37777

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 20, 2007...............................................        $1.59696
Total distributions.........................................        $1.97473

--------------------------------------------------------------------------------

 90 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 96 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,
ADDRESS,                     POSITION HELD WITH FUND
AGE                          AND LENGTH OF SERVICE        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz               Board member since 2006      Chief Justice, Minnesota Supreme Court,          None
901 S. Marquette Ave.                                     1998-2006; Attorney
Minneapolis, MN 55402
Age 53
-------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson              Board member since 1999      Chair, RiverSource Funds, 1999-2006; former      None
901 S. Marquette Ave.                                     Governor of Minnesota
Minneapolis, MN 55402
Age 73
-------------------------------------------------------------------------------------------------------------------------------
Pamela G. Carlton            Board member since 2007      President, Springboard -- Partners in Cross      None
901 S. Marquette Ave.                                     Cultural Leadership (consulting company)
Minneapolis, MN 55402
Age 53
-------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn            Board member since 2004      Trustee Professor of Economics and               None
901 S. Marquette Ave.                                     Management, Bentley College; former Dean,
Minneapolis, MN 55402                                     McCallum Graduate School of Business,
Age 57                                                    Bentley College
-------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones                Board member since 1985      Attorney and Consultant                          None
901 S. Marquette Ave.
Minneapolis, MN 55402
Age 73
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA         Board member since 2005      Former Managing Director, Shikiar Asset          American Progressive
901 S. Marquette Ave.                                     Management                                       Insurance
Minneapolis, MN 55402
Age 72
-------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.        Board member since 2002      President Emeritus and Professor of              Valmont Industries,
901 S. Marquette Ave.        and Chair of the Board       Economics, Carleton College                      Inc. (manufactures
Minneapolis, MN 55402        since 2007                                                                    irrigation systems)
Age 69
-------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia       Board member since 2004      Director, Enterprise Asset Management, Inc.      None
901 S. Marquette Ave.                                     (private real estate and asset management
Minneapolis, MN 55402                                     company)
Age 55
-------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby         Board member since 2002      Chief Executive Officer, RiboNovix, Inc.         Idera
901 S. Marquette Ave.                                     since 2003 (biotechnology); former               Pharmaceuticals,
Minneapolis, MN 55402                                     President, Forester Biotech                      Inc.
Age 63                                                                                                     (biotechnology);
                                                                                                           Healthways, Inc.
                                                                                                           (health management
                                                                                                           programs)
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  91

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,
ADDRESS,                     POSITION HELD WITH FUND
AGE                          AND LENGTH OF SERVICE        PRINCIPAL OCCUPATION DURING PAST FIVE YEARS      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
William F. Truscott          Board member since           President -- U.S. Asset Management and           None
53600 Ameriprise             2001, Vice President         Chief Investment Officer, Ameriprise
Financial Center             since 2002                   Financial, Inc. and President, Chairman of
Minneapolis, MN 55474                                     the Board and Chief Investment Officer,
Age 47                                                    RiverSource Investments, LLC since 2005;
                                                          President, Ameriprise Certificate Company
                                                          since 2006; Chairman of the Board, Chief
                                                          Executive Officer and President,
                                                          RiverSource Distributors, Inc. since 2006;
                                                          Senior Vice President -- Chief Investment
                                                          Officer, Ameriprise Financial, Inc. and
                                                          Chairman of the Board and Chief Investment
                                                          Officer, RiverSource Investments, LLC,
                                                          2001-2005
-------------------------------------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,
ADDRESS,                 POSITION HELD WITH FUND
AGE                      AND LENGTH OF SERVICE     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan      President since 2006      Director and Senior Vice President -- Asset Management,
172 Ameriprise                                     Products and Marketing, RiverSource Investments, LLC since
Financial Center                                   2006; Director and Vice President -- Asset Management,
Minneapolis, MN 55474                              Products and Marketing, RiverSource Distributors, Inc. since
Age 42                                             2006; Managing Director and Global Head of Product, Morgan
                                                   Stanley Investment Management, 2004-2006; President,
                                                   Touchstone Investments, 2002-2004
---------------------------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President since      Executive Vice President -- Equity and Fixed Income,
172 Ameriprise           2004                      Ameriprise Financial, Inc. and RiverSource Investments, LLC
Financial Center                                   since 2006; Vice President -- Investments, Ameriprise
Minneapolis, MN 55474                              Certificate Company since 2003; Senior Vice
Age 43                                             President -- Fixed Income, Ameriprise Financial, Inc.,
                                                   2002-2006 and RiverSource Investments, LLC, 2004-2006;
---------------------------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President since      Vice President -- Asset Management and Trust Company
5228 Ameriprise          2006                      Services, RiverSource Investments, LLC since 2006; Vice
Financial Center                                   President -- Operations and Compliance, RiverSource
Minneapolis, MN 55474                              Investments, LLC, 2004-2006
Age 42
---------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since 2002      Vice President -- Investment Accounting, Ameriprise
105 Ameriprise                                     Financial, Inc. since 2002; Chief Financial Officer,
Financial Center                                   RiverSource Distributors, Inc. since 2006
Minneapolis, MN 55474
Age 52
---------------------------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President, General   Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise          Counsel and Secretary     Ameriprise Financial, Inc. since 2005; Chief Counsel,
Financial Center         since 2006                RiverSource Distributors, Inc. since 2006; Vice President,
Minneapolis, MN 55474                              General Counsel and Secretary, Ameriprise Certificate
Age 48                                             Company since 2005; Vice President -- Asset Management
                                                   Compliance, Ameriprise Financial, Inc., 2004-2005; Senior
                                                   Vice President and Chief Compliance Officer, U.S. Bancorp
                                                   Asset Management, 2002-2004;
---------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance Officer  U.S. Asset Management Chief Compliance Officer, RiverSource
172 Ameriprise           since 2006                Investments, LLC since 2006; Director -- Mutual Funds,
Financial Center                                   Voyageur Asset Management, 2003-2006; Director of Finance,
Minneapolis, MN 55474                              Voyageur Asset Management, 2000-2003
Age 47
---------------------------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering          Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise          Prevention Officer since  Ameriprise Financial, Inc. since 2004; Manager Anti- Money
Financial Center         2004                      Laundering, Ameriprise Financial, Inc., 2003-2004;
Minneapolis, MN 55474                              Compliance Director and Bank Secrecy Act Officer, American
Age 44                                             Express Centurion Bank, 2000-2003
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 92 RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                  RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2008 ANNUAL REPORT  93

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE PORTFOLIO BUILDER SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource mutual funds are distributed by RiverSource Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC.
These companies are part of Ameriprise Financial, Inc.
(C) 2008 RiverSource Distributors, Inc.                          S-6282 G (3/08)

Annual Report
and Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

S&P 500 INDEX FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2008
(Prospectus also enclosed)


RIVERSOURCE S&P 500 INDEX FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
LONG-TERM CAPITAL APPRECIATION.

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS

Fund Snapshot.......................      2

Performance Summary.................      4

Questions & Answers
   with Portfolio Management........      5

The Fund's Long-term Performance ...     10

Fund Expenses Example...............     12

Portfolio of Investments............     14

Financial Statements................     24

Notes to Financial Statements.......     27

Report of Independent Registered
   Public Accounting Firm...........     39

Federal Income Tax Information......     40

Board Members and Officers..........     41

Proxy Voting........................     44

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND -- 2008 ANNUAL REPORT  1

FUND SNAPSHOT AT JAN. 31, 2008

FUND OBJECTIVE

RiverSource S&P 500 Index Fund seeks to provide shareholders with long-term capital appreciation.

SECTOR BREAKDOWN*

Percentage of portfolio assets
(PIE CHART)

Other(1)                           21.4%
Financials                         18.1%
Information Technology             15.2%
Energy                             12.0%
Health Care                        11.8%
Industrials                        11.4%
Consumer Staples                   10.1%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Consumer Discretionary 8.6%, Utilities 3.5%, Telecommunication Services 3.4%, Materials 3.3% and Cash & Cash Equivalents 2.6%.

TOP TEN HOLDINGS

Percentage of portfolio assets

Exxon Mobil                           3.8%
General Electric                      2.9%
Microsoft                             2.1%
AT&T                                  1.9%
Procter & Gamble                      1.7%
Bank of America                       1.6%
Johnson & Johnson                     1.5%
Chevron                               1.4%
Pfizer                                1.3%
Altria Group                          1.3%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

"Standard & Poors(R)", "S&P", "S&P 500(R)", and "Standard & Poor's 500(R)" are trademarks of the McGraw-Hill Companies, Inc. These trademarks have been licensed for use by Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
--------------------------------------------------------------------------------

 2 RIVERSOURCE S&P 500 INDEX FUND -- 2008 ANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2008

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
          X                   LARGE
                              MEDIUM      SIZE
                              SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGER

                           YEARS IN INDUSTRY
David Factor, CFA                    11

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class D                     ADIDX          10/25/99
Class E                     ADIEX          10/25/99
Total net assets                        $213.1 million
Number of holdings                              504

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND -- 2008 ANNUAL REPORT  3

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                        For the year ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource S&P 500 Index Fund Class D (excluding
  sales charge)                                         -2.89%

S&P 500 Index (unmanaged)                               -2.31%

Lipper S&P 500 Objective Funds Index                    -2.54%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The performance of Class E may vary from that shown because of differences in expenses.

The indices do not reflect the effects of expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                              TOTAL                   NET EXPENSES(A)
 Class D                                      0.68%                        0.59%
 Class E                                      0.56%                        0.38%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.59% for Class D and 0.38% for Class E.

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                                    SINCE
                                     1 YEAR   3 YEARS   5 YEARS   INCEPTION
 Class D (inception 10/25/99)        -2.89%   +6.66%    +11.34%    +1.76%
 Class E (inception 10/25/99)        -2.64%   +6.90%    +11.62%    +2.02%

AT DEC. 31, 2007
                                                                    SINCE
                                     1 YEAR   3 YEARS   5 YEARS   INCEPTION
 Class D (inception 10/25/99)        +4.77%   +7.92%    +12.11%    +2.54%
 Class E (inception 10/25/99)        +5.20%   +8.31%    +12.36%    +2.83%

--------------------------------------------------------------------------------

 4 RIVERSOURCE S&P 500 INDEX FUND -- 2008 ANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, David Factor, portfolio manager for RiverSource S&P 500 Index Fund, discusses the Fund's results and positioning for the 12 months ended Jan. 31, 2008.

Q: How did RiverSource S&P 500 Index Fund perform for the annual period?

A: RiverSource S&P 500 Index Fund's Class D shares declined 2.89% for the
   12 months ended Jan. 31, 2008. The Fund underperformed its benchmark, the unmanaged Standard & Poor's 500 Index (S&P 500 Index or the Index), which fell 2.31% for the period. The Lipper S&P 500 Objective Funds Index, representing the Fund's peer group, declined 2.54% during the same 12 months.

   Mutual funds, unlike unmanaged indexes, incur operating expenses. The Fund's Class D shares had an expense ratio of 0.59% for the reporting period. This ratio included fee waivers explained in the Financial Highlights section of this report. (See page 37.)

Q: What market factors most significantly affected Fund performance?

A: The annual period was a tumultuous one, with big gains and dramatic losses sometimes on the same day. The U.S. equity market began February with an extension of the late 2006/early 2007 rally, but a late-month pullback in China's red-hot stock market triggered a sell-off that lasted into early March. The second calendar quarter was strong, ending with the best gains seen since the fourth quarter of 2003. A deteriorating housing market, fallout from non-performing subprime mortgage loans and the associated emergence of a credit crisis shook the equity markets during the summer of 2007. After all of the turbulence in the market, it might surprise many investors to learn that stocks enjoyed their best September advance since 1998 and that the S&P 500 Index peaked for the year on Oct. 9, 2007. However, concerns resurfaced regarding ongoing credit market turmoil, which subsequently combined with longstanding worries about rising tensions in the Middle East, volatile interest rates, surging oil prices, slowing corporate earnings growth and a weakening U.S. dollar.

   The Federal Reserve Board (the Fed) cut interest rates five times from September through January in an effort to calm investor concerns and keep the economy from sinking into recession. Still, the three months from November
--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND -- 2008 ANNUAL REPORT  5

QUESTIONS & ANSWERS

   through January each generated negative returns, as decelerating economic growth, a slow unwinding of the liquidity squeeze, write-downs in the financials sector and concerns about the financial health of the U.S. consumer continued to weigh on the equity market. This was only the third time the U.S. equity market dropped in November, December and January consecutively - the first two being in 1931-32, as the Great Depression was accelerating, and in 1941-42 when the U.S. was just entering World War II. Some sectors and individual stocks of the S&P 500 Index had a spectacular annual period, while others took a significant beating.

   SOME SECTORS AND INDIVIDUAL STOCKS OF THE S&P 500 INDEX HAD A SPECTACULAR ANNUAL PERIOD, WHILE OTHERS TOOK A SIGNIFICANT BEATING.


Q: Which equity sectors and securities affected performance most during the 12 months?

A: Energy and industrials were the best performing sectors in the S&P 500 Index, with each generating solid positive returns. The top performing industries for the period were oil, gas and consumable fuels; chemicals; energy equipment and services; aerospace and defense; and electric utilities.

   Conversely, financials and consumer discretionary were the two weakest sectors, each posting double-digit negative returns. As financials was the largest sector by weighting in the Index and in the Fund, it detracted most from the Fund's annual performance. Indeed, four of the five worst performing industries for the period were part of the financials sector, namely diversified financial services, thrifts and mortgage finance, capital markets and commercial banks. The fifth industry on the detractor list was media.

   Among individual stocks in the S&P 500 Index, Exxon Mobil, Monsanto, Altria Group, Apple and Chevron contributed the most to returns during the 12-month period. The biggest underperformers were Citigroup, Comcast, American Intl Group, Merrill Lynch & Co and Amgen.

   As always, each sector and stock in the S&P 500 Index was represented in the Fund with approximately the same weighting as in the Index and therefore had a similar effect.

--------------------------------------------------------------------------------

 6 RIVERSOURCE S&P 500 INDEX FUND -- 2008 ANNUAL REPORT

QUESTIONS & ANSWERS

Q: What changes were made to the Fund during the period?

A: Because the Fund strives to stay fully invested in the stocks that make up the S&P 500 Index and replicate the Index's performance, we align the Fund's portfolio with the rebalancings undertaken by Standard & Poor's on a quarterly basis. We also add stocks to and delete stocks from the portfolio to mirror those changes to the S&P 500 Index. Deletions typically result from mergers and acquisitions or financial reversals. Stocks added to the S&P 500 Index often have increased their capitalization beyond that of the S&P MidCap 400 Index, an unmanaged benchmark of medium-sized company stocks.

   During the annual period, there were 40 additions to and 40 deletions from the Index and the Fund's portfolio. Stocks added to the Index and Fund included financial companies Discover Financial Services, Assurant, Hudson City Bancorp, American Capital Strategies, IntercontinentalExchange and NYSE Euronext; real estate companies General Growth Properties and Developers Diversified Realty; high-end retailers Abercrombie & Fitch and Polo Ralph Lauren; energy companies Tesoro, Noble Energy and Range Resources; and other well-known names in various sectors, including Precision Castparts, Expedia and Washington Post.

   Deletions included companies in several different sectors, including Equity Office Properties, Phelps Dodge, MedImmune, Keyspan Energy, First Data, Archstone-Smith Trust, TXU, Hilton Hotels, Avaya, Bausch & Lomb, Manor Care, Dow Jones and Harrah's Entertainment.

Q: What is the Fund's tactical view and strategy for the months ahead?

A: We do not anticipate any changes in the portfolio beyond the customary quarterly rebalancings and stock substitutions we make to align the Fund with the S&P 500 Index.

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND -- 2008 ANNUAL REPORT  7

QUESTIONS & ANSWERS

   Broadly speaking, whether the market can recover from its winter doldrums depends on many factors, including how often and to what extent the Fed cuts interest rates, the level of crude oil prices, corporate earnings reports, inflation data and whether the housing market's woes simply slow economic growth or tip the economy into recession. Geopolitics may also play a role, including potential outcomes of the ongoing war in Iraq, tensions with Iran, instability in Pakistan and upcoming presidential elections in Russia. While equity markets are likely to remain volatile until these issues are resolved, we expect that the U.S. economy should remain fundamentally healthy with the flexibility needed to recover from any downturns relatively quickly. We remain positive on the ability of the equity markets to recover as well, and urge investors to manage their near-term expectations of the market and to maintain an unemotional long-term perspective on their investments.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

 8 RIVERSOURCE S&P 500 INDEX FUND -- 2008 ANNUAL REPORT

                       THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource S&P 500 Index Fund Class D shares (from 11/1/99 to 1/31/08)* as compared to the performance of two widely cited performance indices, the S&P 500 Index and the Lipper S&P 500 Objective Funds Index. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

* Fund, S&P 500 Index and Lipper peer group data is from Nov. 1, 1999.

COMPARATIVE RESULTS

                                                                             SINCE
Results at Jan. 31, 2008                  1 YEAR    3 YEARS    5 YEARS    INCEPTION(3)
RIVERSOURCE S&P 500 INDEX FUND
 Class D Cumulative value of $10,000      $9,711    $12,134    $17,110      $10,957
        Average annual total return        -2.89%     +6.66%    +11.34%       +1.12%
S&P 500 INDEX(1)
        Cumulative value of $10,000       $9,769    $12,347    $17,655      $11,583
        Average annual total return        -2.31%     +7.28%    +12.04%       +1.80%
LIPPER S&P 500 OBJECTIVE FUNDS INDEX(2)
        Cumulative value of $10,000       $9,746    $12,261    $17,420      $11,328
        Average annual total return        -2.54%     +7.03%    +11.74%       +1.52%

Results for other share classes can be found on page 4.

--------------------------------------------------------------------------------

 10 RIVERSOURCE S&P 500 INDEX FUND -- 2008 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE JANUARY 31, 2008 FUND LINE GRAPH)

                                               RIVERSOURCE S&P 500 INDEX                                LIPPER S&P 500 OBJECTIVE
                                                     FUND CLASS D               S&P 500 INDEX(1)             FUNDS INDEX(2)
                                               -------------------------   --------------------------   ------------------------
11/1/99                                                 $10,000                      $10,000                       $10,000
1/00                                                     10,224                       10,261                        10,253
1/01                                                     10,047                       10,169                        10,135
1/02                                                      8,365                        8,524                         8,469
1/03                                                      6,405                        6,562                         6,502
1/04                                                      8,565                        8,831                         8,721
1/05                                                      9,030                        9,381                         9,239
1/06                                                      9,893                       10,354                        10,173
1/07                                                     11,284                       11,857                        11,623
1/08                                                     10,957                       11,583                        11,328

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.
(3)  Fund, S&P 500 Index and Lipper peer group data is from Nov. 1, 1999.

--------------------------------------------------------------------------------

                        RIVERSOURCE S&P 500 INDEX FUND -- 2008 ANNUAL REPORT  11

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period. An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the periods would be an increase of $10.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual account fee of $10 will be assessed on accounts whose balances are

--------------------------------------------------------------------------------

 12 RIVERSOURCE S&P 500 INDEX FUND -- 2008 ANNUAL REPORT below $10,000 (for any reason, including market fluctuation). This fee will not apply to certain qualifying institutional investors. If your account value is below $10,000, the impact to your ending account value would be a decrease of $10 and the total expenses paid during the periods would be an increase of $10.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              BEGINNING         ENDING         EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                            AUG. 1, 2007    JAN. 31, 2008    THE PERIOD(A)   EXPENSE RATIO
 Class D
   Actual(b)                   $1,000         $  953.90          $2.91            .59%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,022.23          $3.01            .59%
 Class E
   Actual(b)                   $1,000         $  954.70          $1.87            .38%
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,023.29          $1.94            .38%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2008: -4.61% for Class D and -4.53% for Class E.

--------------------------------------------------------------------------------

                        RIVERSOURCE S&P 500 INDEX FUND -- 2008 ANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS

JAN. 31, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (97.4%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (2.9%)
Boeing                                                13,314              $1,107,459
General Dynamics                                       6,930                 585,308
Goodrich                                               2,139                 133,794
Honeywell Intl                                        12,855                 759,345
L-3 Communications Holdings                            2,155                 238,839
Lockheed Martin                                        5,973                 644,606
Northrop Grumman                                       5,806                 460,764
Precision Castparts                                    2,365                 269,137
Raytheon                                               7,367                 479,886
Rockwell Collins                                       2,821                 178,287
United Technologies                                   17,002               1,248,117
                                                                     ---------------
Total                                                                      6,105,542
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide                                  2,925                 162,455
Expeditors Intl Washington                             3,695                 174,737
FedEx                                                  5,294                 494,883
United Parcel Service Cl B                            18,072               1,322,147
                                                                     ---------------
Total                                                                      2,154,222
------------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                    12,634                 148,197
------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                 4,152(b)              104,506
Johnson Controls                                      10,216                 361,340
                                                                     ---------------
Total                                                                        465,846
------------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Ford Motor                                            36,317(b)              241,145
General Motors                                         9,739                 275,711
Harley-Davidson                                        4,183                 169,746
                                                                     ---------------
Total                                                                        686,602
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

BEVERAGES (2.3%)
Anheuser-Busch Companies                              12,631                $587,594
Brown-Forman Cl B                                      1,510                  95,100
Coca-Cola                                             34,214               2,024,441
Coca-Cola Enterprises                                  4,931                 113,758
Constellation Brands Cl A                              3,335(b)               69,702
Molson Coors Brewing Cl B                              2,374                 106,047
Pepsi Bottling Group                                   2,374                  82,734
PepsiCo                                               27,704               1,889,136
                                                                     ---------------
Total                                                                      4,968,512
------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.2%)
Amgen                                                 18,750(b)              873,562
Biogen Idec                                            5,044(b)              307,432
Celgene                                                6,630(b)              372,009
Genzyme                                                4,597(b)              359,164
Gilead Sciences                                       15,920(b)              727,385
                                                                     ---------------
Total                                                                      2,639,552
------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                  6,334                 145,238
Trane                                                  2,961                 132,594
                                                                     ---------------
Total                                                                        277,832
------------------------------------------------------------------------------------

CAPITAL MARKETS (3.3%)
American Capital Strategies                            3,295                 115,885
Ameriprise Financial                                   3,995                 220,963
Bank of New York Mellon                               19,573                 912,689
Bear Stearns Companies                                 1,986                 179,336
Charles Schwab                                        16,112                 359,298
E*TRADE Financial                                      7,860(b)               39,064
Federated Investors Cl B                               1,510                  64,281
Franklin Resources                                     2,775                 289,238

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
CAPITAL MARKETS (CONT.)
Goldman Sachs Group                                    6,841              $1,373,469
Janus Capital Group                                    2,644                  71,414
Legg Mason                                             2,330                 167,760
Lehman Brothers Holdings                               9,124                 585,487
Merrill Lynch & Co                                    14,765                 832,746
Morgan Stanley                                        18,281                 903,630
Northern Trust                                         3,300                 242,088
State Street                                           6,653                 546,344
T Rowe Price Group                                     4,526                 228,970
                                                                     ---------------
Total                                                                      7,132,662
------------------------------------------------------------------------------------

CHEMICALS (1.9%)
Air Products & Chemicals                               3,689                 332,084
Ashland                                                  975                  44,392
Dow Chemical                                          16,233                 627,568
Eastman Chemical                                       1,397                  92,300
Ecolab                                                 2,996                 144,557
EI du Pont de Nemours & Co                            15,458                 698,392
Hercules                                               1,994                  34,955
Intl Flavors & Fragrances                              1,413                  60,208
Monsanto                                               9,426               1,059,859
PPG Inds                                               2,799                 184,986
Praxair                                                5,418                 438,370
Rohm & Haas                                            2,148                 114,596
Sigma-Aldrich                                          2,250                 111,735
                                                                     ---------------
Total                                                                      3,944,002
------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.3%)
BB&T                                                   9,477                 343,826
Comerica                                               2,585                 112,758
Commerce Bancorp                                       3,350                 127,669
Fifth Third Bancorp                                    9,150                 247,965
First Horizon Natl                                     2,165                  46,916
Huntington Bancshares                                  6,277                  84,426
KeyCorp                                                6,696                 175,100
M&T Bank                                               1,275                 117,007
Marshall & Ilsley                                      4,421                 123,346
Natl City                                             10,912                 194,124
PNC Financial Services Group                           6,033                 395,885
Regions Financial                                     11,958                 301,820

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
COMMERCIAL BANKS (CONT.)
SunTrust Banks                                         6,010                $414,390
US Bancorp                                            29,714               1,008,790
Wachovia                                              33,979               1,322,802
Wells Fargo & Co                                      58,042               1,974,007
Zions Bancorporation                                   1,870                 102,364
                                                                     ---------------
Total                                                                      7,093,195
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Inds                                      4,995(b)               49,201
Avery Dennison                                         1,839                  95,297
Cintas                                                 2,343                  76,897
Equifax                                                2,247                  83,341
Monster Worldwide                                      2,200(b)               61,270
Pitney Bowes                                           3,718                 136,451
Robert Half Intl                                       2,762                  76,728
RR Donnelley & Sons                                    3,687                 128,639
Waste Management                                       8,762                 284,240
                                                                     ---------------
Total                                                                        992,064
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.5%)
Ciena                                                  1,500(b)               40,695
Cisco Systems                                        104,130(b)            2,551,184
Corning                                               27,100                 652,297
JDS Uniphase                                           3,782(b)               39,371
Juniper Networks                                       8,990(b)              244,079
Motorola                                              39,328                 453,452
QUALCOMM                                              28,148               1,194,038
Tellabs                                                7,551(b)               51,498
                                                                     ---------------
Total                                                                      5,226,614
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (4.0%)
Apple                                                 15,064(b)            2,039,063
Dell                                                  38,582(b)              773,183
EMC                                                   36,100(b)              572,907
Hewlett-Packard                                       44,351               1,940,356
IBM                                                   23,696               2,543,529
Lexmark Intl Cl A                                      1,607(b)               58,189
Network Appliance                                      5,941(b)              137,950
QLogic                                                 2,376(b)               33,977
SanDisk                                                3,945(b)              100,400
Sun Microsystems                                      14,241(b)              249,218
Teradata                                               3,118(b)               74,271
                                                                     ---------------
Total                                                                      8,523,043
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                  1,509                $183,600
Jacobs Engineering Group                               2,085(b)              159,377
                                                                     ---------------
Total                                                                        342,977
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                       1,848                 144,994
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.7%)
American Express                                      20,117                 992,170
Capital One Financial                                  6,701                 367,282
Discover Financial Services                            8,230                 144,025
SLM                                                    1,318                  28,667
                                                                     ---------------
Total                                                                      1,532,144
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                                   1,714                  78,655
Bemis                                                  1,752                  47,619
Pactiv                                                 2,247(b)               64,287
Sealed Air                                             2,770                  72,436
                                                                     ---------------
Total                                                                        262,997
------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                                          2,894                 127,133
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                      2,338(b)              186,432
H&R Block                                              5,568                 107,295
                                                                     ---------------
Total                                                                        293,727
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.7%)
Bank of America                                       76,370               3,387,009
CIT Group                                              3,290                  91,988
Citigroup                                             85,829               2,422,094
CME Group                                                925                 572,483
IntercontinentalExchange                               1,205(b)              168,652
JPMorgan Chase & Co                                   57,811               2,748,913
Leucadia Natl                                          2,910                 128,535
Moody's                                                3,710                 129,813
NYSE Euronext                                          4,555                 358,251
                                                                     ---------------
Total                                                                     10,007,738
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DIVERSIFIED TELECOMMUNICATION SERVICES (3.0%)
AT&T                                                 104,380              $4,017,586
CenturyTel                                             1,891                  69,797
Citizens Communications                                5,655                  64,863
Embarq                                                 2,633                 119,275
Qwest Communications Intl                             27,015                 158,848
Verizon Communications                                49,729               1,931,474
Windstream                                             8,223                  95,469
                                                                     ---------------
Total                                                                      6,457,312
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.0%)
Allegheny Energy                                       2,885                 158,069
American Electric Power                                6,883                 294,799
Duke Energy                                           21,704(e)              404,997
Edison Intl                                            5,584                 291,261
Entergy                                                3,344                 361,754
Exelon                                                11,334                 863,538
FirstEnergy                                            5,271                 375,401
FPL Group                                              6,996                 451,102
Pepco Holdings                                         3,430                  87,328
Pinnacle West Capital                                  1,729                  66,428
PPL                                                    6,394                 312,794
Progress Energy                                        4,456                 201,278
Southern                                              13,081                 475,494
                                                                     ---------------
Total                                                                      4,344,243
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Cooper Inds Cl A                                       3,096                 137,896
Emerson Electric                                      13,556                 689,187
Rockwell Automation                                    2,551                 145,458
                                                                     ---------------
Total                                                                        972,541
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                                   6,660(b)              225,841
Jabil Circuit                                          3,590                  47,568
Molex                                                  2,430                  58,417
Tyco Electronics                                       8,538                 288,669
                                                                     ---------------
Total                                                                        620,495
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.2%)
Baker Hughes                                           5,462                 354,648
BJ Services                                            5,056                 109,968
Cameron Intl                                           3,760(b)              151,378
ENSCO Intl                                             2,470                 126,266
Halliburton                                           15,148                 502,459

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
ENERGY EQUIPMENT & SERVICES (CONT.)
Nabors Inds                                            4,874(b,c)           $132,670
Natl Oilwell Varco                                     6,130(b)              369,210
Noble                                                  4,598                 201,254
Rowan Companies                                        1,894                  64,472
Schlumberger                                          20,582               1,553,118
Smith Intl                                             3,465                 187,838
Transocean                                             5,494(b)              673,564
Weatherford Intl                                       5,810(b)              359,116
                                                                     ---------------
Total                                                                      4,785,961
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.4%)
Costco Wholesale                                       7,484                 508,463
CVS Caremark                                          25,416                 993,003
Kroger                                                11,747                 298,961
Safeway                                                7,625                 236,299
SUPERVALU                                              3,629                 109,088
SYSCO                                                 10,479                 304,415
Walgreen                                              17,062                 599,047
Wal-Mart Stores                                       40,703               2,070,968
Whole Foods Market                                     2,425                  95,642
                                                                     ---------------
Total                                                                      5,215,886
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.4%)
Archer-Daniels-Midland                                11,058                 487,105
Campbell Soup                                          3,836                 121,256
ConAgra Foods                                          8,388                 180,594
Dean Foods                                             2,265                  63,420
General Mills                                          5,818                 317,721
Hershey                                                2,892                 104,690
HJ Heinz                                               5,452                 232,037
Kellogg                                                4,521                 216,556
Kraft Foods Cl A                                      26,629                 779,164
McCormick & Co                                         2,190                  73,847
Sara Lee                                              12,460                 175,188
Tyson Foods Cl A                                       4,725                  67,331
WM Wrigley Jr                                          3,747                 215,190
                                                                     ---------------
Total                                                                      3,034,099
------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                    791                  32,431
Questar                                                2,960                 150,694
                                                                     ---------------
Total                                                                        183,125
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Baxter Intl                                           10,916                 663,038
Becton Dickinson & Co                                  4,190                 362,561
Boston Scientific                                     23,105(b)              280,264

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
Covidien                                               8,588                $383,282
CR Bard                                                1,754                 169,384
Hospira                                                2,686(b)              110,421
Medtronic                                             19,458                 906,159
St. Jude Medical                                       5,906(b)              239,252
Stryker                                                4,108                 275,113
Varian Medical Systems                                 2,180(b)              113,338
Zimmer Holdings                                        4,044(b)              316,524
                                                                     ---------------
Total                                                                      3,819,336
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.3%)
Aetna                                                  8,598                 457,929
AmerisourceBergen                                      2,892                 134,912
Cardinal Health                                        6,235                 361,443
CIGNA                                                  4,797                 235,821
Coventry Health Care                                   2,670(b)              151,069
Express Scripts                                        4,360(b)              294,256
Five Star Quality Care                                    --(b)                    2
Humana                                                 2,885(b)              231,666
Laboratory Corp of America Holdings                    1,978(b)              146,135
McKesson                                               4,991                 313,385
Medco Health Solutions                                 9,180(b)              459,734
Patterson Companies                                    2,395(b)               76,736
Quest Diagnostics                                      2,710                 133,657
Tenet Healthcare                                       8,151(b)               36,109
UnitedHealth Group                                    22,216               1,129,461
WellPoint                                              9,842(b)              769,644
                                                                     ---------------
Total                                                                      4,931,959
------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                             3,351                  80,055
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.3%)
Carnival Unit                                          7,520                 334,565
Darden Restaurants                                     2,434                  68,931
Intl Game Technology                                   5,446                 232,381
Marriott Intl Cl A                                     5,358                 192,674
McDonald's                                            20,356               1,090,063
Starbucks                                             12,568(b)              237,661
Starwood Hotels & Resorts Worldwide                    3,432                 155,298
Wendy's Intl                                           1,505                  36,752
Wyndham Worldwide                                      3,056                  71,999
Yum! Brands                                            8,742                 298,627
                                                                     ---------------
Total                                                                      2,718,951
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HOUSEHOLD DURABLES (0.5%)
Black & Decker                                         1,072                 $77,763
Centex                                                 2,076                  57,671
DR Horton                                              4,760                  82,110
Fortune Brands                                         2,617                 182,981
Harman Intl Inds                                       1,035                  48,200
KB Home                                                1,336                  36,740
Leggett & Platt                                        2,909                  55,329
Lennar Cl A                                            2,390                  49,234
Newell Rubbermaid                                      4,800                 115,776
Pulte Homes                                            3,638                  59,445
Snap-On                                                1,001                  49,169
Stanley Works                                          1,393                  71,544
Whirlpool                                              1,324                 112,686
                                                                     ---------------
Total                                                                        998,648
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.3%)
Clorox                                                 2,371                 145,390
Colgate-Palmolive                                      8,788                 676,676
Kimberly-Clark                                         7,275                 477,604
Procter & Gamble                                      53,453               3,525,225
                                                                     ---------------
Total                                                                      4,824,895
------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
AES                                                   11,533(b)              220,050
Constellation Energy Group                             3,111                 292,309
Dynegy Cl A                                            8,512(b)               59,754
                                                                     ---------------
Total                                                                        572,113
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.6%)
3M                                                    12,256                 976,190
General Electric                                     173,900               6,157,800
Textron                                                4,306                 241,351
Tyco Intl                                              8,528(c)              335,662
                                                                     ---------------
Total                                                                      7,711,003
------------------------------------------------------------------------------------

INSURANCE (4.2%)
ACE                                                    5,690(c)              331,955
AFLAC                                                  8,386                 514,313
Allstate                                               9,828                 484,226
Ambac Financial Group                                  1,733                  20,311
American Intl Group                                   43,648(e)            2,407,623
Aon                                                    5,043(e)              219,471
Assurant                                               1,660                 107,717
Chubb                                                  6,628                 343,264
Cincinnati Financial                                   2,854                 109,993

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
INSURANCE (CONT.)
Genworth Financial Cl A                                7,540                $183,524
Hartford Financial Services Group                      5,382                 434,704
Lincoln Natl                                           4,634                 251,904
Loews                                                  7,537                 351,903
Marsh & McLennan Companies                             8,936                 246,634
MBIA                                                   2,153                  33,372
MetLife                                               12,735                 750,982
Principal Financial Group                              4,515                 269,139
Progressive                                           12,020                 223,091
Prudential Financial                                   7,822                 659,942
Safeco                                                 1,637                  87,367
Torchmark                                              1,596                  97,452
Travelers Companies                                   11,101                 533,958
Unum Group                                             6,222                 140,742
XL Capital Cl A                                        3,065(c)              137,925
                                                                     ---------------
Total                                                                      8,941,512
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Amazon.com                                             5,315(b)              412,975
Expedia                                                3,580(b,e)             82,412
IAC/InterActiveCorp                                    3,190(b)               82,749
                                                                     ---------------
Total                                                                        578,136
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.6%)
Akamai Technologies                                    2,855(b)               86,221
eBay                                                  19,472(b)              523,602
Google Cl A                                            3,980(b)            2,245,915
VeriSign                                               3,810(b)              129,235
Yahoo!                                                23,074(b)              442,559
                                                                     ---------------
Total                                                                      3,427,532
------------------------------------------------------------------------------------

IT SERVICES (0.8%)
Affiliated Computer Services Cl A                      1,715(b)               83,606
Automatic Data Processing                              9,086                 368,619
Cognizant Technology Solutions Cl A                    5,000(b)              139,500
Computer Sciences                                      2,980(b)              126,114
Convergys                                              2,217(b)               34,386
Electronic Data Systems                                8,808                 177,041
Fidelity Natl Information Services                     2,920                 123,954

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
IT SERVICES (CONT.)
Fiserv                                                 2,827(b)             $145,223
Paychex                                                5,747                 188,042
Total System Services                                  2,263                  52,275
Unisys                                                 5,988(b)               24,910
Western Union                                         12,943                 289,923
                                                                     ---------------
Total                                                                      1,753,593
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                              1,500                  28,485
Eastman Kodak                                          4,962                  98,893
Hasbro                                                 2,513                  65,263
Mattel                                                 6,334                 133,077
                                                                     ---------------
Total                                                                        325,718
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera-Applied Biosystems Group                       2,894(d)               91,248
Millipore                                                946(b)               66,362
PerkinElmer                                            2,044                  50,875
Thermo Fisher Scientific                               7,288(b)              375,259
Waters                                                 1,714(b)               98,469
                                                                     ---------------
Total                                                                        682,213
------------------------------------------------------------------------------------

MACHINERY (1.8%)
Caterpillar                                           10,966                 780,120
Cummins                                                3,520                 169,946
Danaher                                                4,378                 325,942
Deere & Co                                             7,628                 669,433
Dover                                                  3,399                 137,184
Eaton                                                  2,500                 206,900
Illinois Tool Works                                    7,116                 358,646
Ingersoll-Rand Cl A                                    4,698(c)              185,665
ITT                                                    3,134                 186,254
Manitowoc                                              2,230                  85,008
PACCAR                                                 6,327                 296,863
Pall                                                   2,121                  78,244
Parker Hannifin                                        2,897                 195,866
Terex                                                  1,770(b)              104,005
                                                                     ---------------
Total                                                                      3,780,076
------------------------------------------------------------------------------------

MEDIA (2.8%)
CBS Cl B                                              11,771                 296,511
Clear Channel Communications                           8,590                 263,799
Comcast Cl A                                          52,890(b)              960,483
DIRECTV Group                                         12,230(b)              276,153
EW Scripps Cl A                                        1,545                  62,912

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
MEDIA (CONT.)
Gannett                                                3,991                $147,667
Interpublic Group of Companies                         8,101(b)               72,342
McGraw-Hill Companies                                  5,654                 241,765
Meredith                                                 659                  30,966
New York Times Cl A                                    2,484                  41,582
News Corp Cl A                                        39,800                 752,220
Omnicom Group                                          5,636                 255,705
Time Warner                                           62,226                 979,438
Viacom Cl B                                           11,301(b)              438,027
Walt Disney                                           32,753                 980,298
Washington Post Cl B                                     110                  81,840
                                                                     ---------------
Total                                                                      5,881,708
------------------------------------------------------------------------------------

METALS & MINING (1.0%)
Alcoa                                                 14,598                 483,194
Allegheny Technologies                                 1,764                 124,186
Freeport-McMoRan Copper & Gold                         6,592                 586,886
Newmont Mining                                         7,745                 420,863
Nucor                                                  4,964                 286,919
Titanium Metals                                        1,495                  32,501
United States Steel                                    2,011                 205,343
                                                                     ---------------
Total                                                                      2,139,892
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Big Lots                                               1,564(b)               27,151
Dillard's Cl A                                           996                  19,751
Family Dollar Stores                                   2,446                  51,439
JC Penney                                              3,787                 179,542
Kohl's                                                 5,379(b)              245,498
Macy's                                                 7,472                 206,526
Nordstrom                                              3,224                 125,414
Sears Holdings                                         1,245(b)              137,560
Target                                                14,281                 793,737
                                                                     ---------------
Total                                                                      1,786,618
------------------------------------------------------------------------------------

MULTI-UTILITIES (1.1%)
Ameren                                                 3,552                 159,165
CenterPoint Energy                                     5,531                  88,551
CMS Energy                                             3,864                  60,549
Consolidated Edison                                    4,680                 203,954
Dominion Resources                                    10,048                 432,065
DTE Energy                                             2,838                 121,041
Integrys Energy Group                                  1,308                  63,595
NiSource                                               4,731                  89,842
PG&E                                                   6,081                 249,564

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
MULTI-UTILITIES (CONT.)
Public Service Enterprise Group                        4,380                $420,480
Sempra Energy                                          4,476                 250,208
TECO Energy                                            3,635                  60,595
Xcel Energy                                            7,250                 150,728
                                                                     ---------------
Total                                                                      2,350,337
------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                 15,902                 244,891
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.8%)
Anadarko Petroleum                                     8,030                 470,478
Apache                                                 5,720                 545,917
Chesapeake Energy                                      7,825                 291,325
Chevron                                               36,326               3,069,546
ConocoPhillips                                        27,536               2,211,691
CONSOL Energy                                          3,120                 227,760
Devon Energy                                           7,638                 649,077
El Paso                                               12,075                 198,996
EOG Resources                                          4,246                 371,525
Exxon Mobil                                           94,034               8,124,537
Hess                                                   4,773                 433,532
Kinder Morgan Management LLC                               1(b)                   30
Marathon Oil                                          12,236                 573,257
Murphy Oil                                             3,225                 237,167
Noble Energy                                           2,965                 215,200
Occidental Petroleum                                  14,274                 968,776
Peabody Energy                                         4,540                 245,251
Range Resources                                        2,550                 133,161
Spectra Energy                                        10,887                 248,659
Sunoco                                                 2,026                 126,017
Tesoro                                                 2,345                  91,572
Valero Energy                                          9,460                 559,937
Williams Companies                                    10,214                 326,542
XTO Energy                                             8,340                 433,180
                                                                     ---------------
Total                                                                     20,753,133
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                             7,381                 238,037
MeadWestvaco                                           3,183                  89,124
Weyerhaeuser                                           3,617                 244,943
                                                                     ---------------
Total                                                                        572,104
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

PERSONAL PRODUCTS (0.2%)
Avon Products                                          7,364                $257,887
Estee Lauder Companies Cl A                            1,955                  82,501
                                                                     ---------------
Total                                                                        340,388
------------------------------------------------------------------------------------

PHARMACEUTICALS (6.1%)
Abbott Laboratories                                   26,595               1,497,299
Allergan                                               5,288                 355,301
Barr Pharmaceuticals                                   1,840(b)               96,030
Bristol-Myers Squibb                                  34,071                 790,106
Eli Lilly & Co                                        16,972                 874,397
Forest Laboratories                                    5,380(b)              213,963
Johnson & Johnson                                     49,259               3,116,124
King Pharmaceuticals                                   4,199(b)               44,048
Merck & Co                                            37,457               1,733,510
Mylan                                                  5,225                  77,905
Pfizer                                               117,926               2,758,289
Schering-Plough                                       27,871                 545,435
Watson Pharmaceuticals                                 1,788(b)               46,685
Wyeth                                                 23,043                 917,111
                                                                     ---------------
Total                                                                     13,066,203
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.0%)
Apartment Investment & Management Cl A                 1,660                  65,802
AvalonBay Communities                                  1,355                 127,302
Boston Properties                                      2,060                 189,355
Developers Diversified Realty                          2,125                  87,444
Equity Residential                                     4,670                 174,705
General Growth Properties                              4,190                 153,019
Host Hotels & Resorts                                  8,980                 150,325
Kimco Realty                                           4,370                 156,490
Plum Creek Timber                                      2,976                 124,248
ProLogis                                               4,425                 262,624
Public Storage                                         2,135                 167,064
Simon Property Group                                   3,846                 343,755
Vornado Realty Trust                                   2,310                 208,824
                                                                     ---------------
Total                                                                      2,210,957
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                            3,385(b)               65,703
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ROAD & RAIL (0.8%)
Burlington Northern Santa Fe                           5,106                $441,771
CSX                                                    7,226                 350,316
Norfolk Southern                                       6,668                 362,673
Ryder System                                             988                  51,435
Union Pacific                                          4,497                 562,260
                                                                     ---------------
Total                                                                      1,768,455
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Advanced Micro Devices                                10,370(b)               79,227
Altera                                                 5,782                  97,658
Analog Devices                                         5,230                 148,323
Applied Materials                                     23,707                 424,829
Broadcom Cl A                                          8,121(b)              179,312
Intel                                                100,750               2,135,900
KLA-Tencor                                             3,136                 131,022
Linear Technology                                      3,857                 106,723
LSI                                                   12,138(b)               63,360
MEMC Electronic Materials                              3,940(b)              281,552
Microchip Technology                                   3,705                 118,227
Micron Technology                                     13,099(b)               92,086
Natl Semiconductor                                     4,050                  74,642
Novellus Systems                                       1,995(b)               47,401
NVIDIA                                                 9,612(b)              236,359
Teradyne                                               3,002(b)               32,932
Texas Instruments                                     24,084                 744,918
Xilinx                                                 5,044                 110,312
                                                                     ---------------
Total                                                                      5,104,783
------------------------------------------------------------------------------------

SOFTWARE (3.6%)
Adobe Systems                                          9,888(b)              345,388
Autodesk                                               3,968(b)              163,283
BMC Software                                           3,383(b)              108,391
CA                                                     6,733                 148,328
Citrix Systems                                         3,289(b)              113,865
Compuware                                              4,935(b)               41,948
Electronic Arts                                        5,402(b)              255,893
Intuit                                                 5,718(b)              175,485
Microsoft                                            138,614               4,518,817
Novell                                                 6,022(b)               38,300
Oracle                                                68,241(b)            1,402,353
Symantec                                              14,908(b)              267,300
                                                                     ---------------
Total                                                                      7,579,351
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

SPECIALTY RETAIL (1.7%)
Abercrombie & Fitch Cl A                               1,470                $117,144
AutoNation                                             2,365(b)               38,502
AutoZone                                                 749(b)               90,539
Bed Bath & Beyond                                      4,539(b)              146,337
Best Buy                                               6,044                 295,008
Circuit City Stores                                    2,906                  15,809
GameStop Cl A                                          2,750(b)              142,258
Gap                                                    8,016                 153,266
Home Depot                                            29,041                 890,686
Limited Brands                                         5,347                 102,074
Lowe's Companies                                      25,190                 666,024
Office Depot                                           4,705(b)               69,775
OfficeMax                                              1,290                  31,953
RadioShack                                             2,270                  39,385
Sherwin-Williams                                       1,795                 102,692
Staples                                               12,161                 291,134
Tiffany & Co                                           2,354                  93,925
TJX Companies                                          7,510                 237,016
                                                                     ---------------
Total                                                                      3,523,527
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                                  6,320(b)              202,556
Jones Apparel Group                                    1,450                  24,360
Liz Claiborne                                          1,708                  37,388
Nike Cl B                                              6,608                 408,110
Polo Ralph Lauren                                      1,005                  60,893
VF                                                     1,502                 116,210
                                                                     ---------------
Total                                                                        849,517
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.7%)
Countrywide Financial                                  9,958                  69,308
Fannie Mae                                            16,834                 569,999
Freddie Mac                                           11,366                 345,413
Hudson City Bancorp                                    8,940                 146,437
MGIC Investment                                        1,411                  26,104
Sovereign Bancorp                                      6,200                  77,314
Washington Mutual                                     14,959                 297,983
                                                                     ---------------
Total                                                                      1,532,558
------------------------------------------------------------------------------------

TOBACCO (1.4%)
Altria Group                                          36,269               2,749,915
Reynolds American                                      2,926                 185,304
UST                                                    2,706                 140,604
                                                                     ---------------
Total                                                                      3,075,823
------------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  21

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                            1,177                 $93,654
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
American Tower Cl A                                    6,975(b)              261,772
Sprint Nextel                                         48,936                 515,296
TeleCorp PCS Escrow Cl A                                 520(b,g)                 --
                                                                     ---------------
Total                                                                        777,068
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $167,893,419)                                                    $207,545,667
------------------------------------------------------------------------------------

MONEY MARKET FUND (2.6%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                   5,588,184(f)           $5,588,184
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $5,588,184)                                                        $5,588,184
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $173,481,603)(h)                                                 $213,133,851
====================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2008

                                  NUMBER OF                                            UNREALIZED
                                  CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION             LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
E-Mini S&P 500 Index                  78            $5,380,440       March 2008         $357,957

NOTES TO PORTFOLIO OF INVESTMENTS

(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2008, the value of foreign securities represented 0.5% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) At Jan. 31, 2008, investments in securities included securities valued at $606,443 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)  Affiliated Money Market Fund - See Note 5 to the financial statements.

(g)  Negligible market value.

(h) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $182,024,929 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $42,888,539
Unrealized depreciation                                            (11,779,617)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $31,108,922
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 22 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  23

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JAN. 31, 2008

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $167,893,419)          $207,545,667
   Affiliated money market fund (identified cost $5,588,184)       5,588,184
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $173,481,603)                                                 213,133,851
Capital shares receivable                                             61,551
Dividends receivable                                                 230,204
Variation margin receivable                                          121,800
----------------------------------------------------------------------------
Total assets                                                     213,547,406
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               266,726
Accrued investment management services fee                             1,263
Accrued distribution fee                                                 323
Accrued transfer agency fee                                              325
Accrued administrative services fee                                      344
Accrued plan administration services fee                                 667
Other accrued expenses                                               128,173
----------------------------------------------------------------------------
Total liabilities                                                    397,821
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $213,149,585
============================================================================
REPRESENTED BY
Capital stock -- $.01 par value                                 $    433,420
Additional paid-in capital                                       180,215,812
Undistributed net investment income                                  891,955
Accumulated net realized gain (loss)                              (8,401,807)
Unrealized appreciation (depreciation) on investments             40,010,205
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $213,149,585
============================================================================

Net assets applicable to outstanding shares:  Class D                         $ 48,008,764
                                              Class E                         $165,140,821
Net asset value per share of outstanding
   capital stock:                             Class D shares     9,795,616    $       4.90
                                              Class E shares    33,546,373    $       4.92
------------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 24 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

STATEMENT OF OPERATIONS
YEAR ENDED JAN. 31, 2008

INVESTMENT INCOME
Income:
Dividends                                                       $  5,119,982
Interest                                                               6,358
Income distributions from affiliated money market fund               206,538
Fee income from securities lending                                     1,459
----------------------------------------------------------------------------
Total income                                                       5,334,337
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                   579,548
Distribution fee -- Class D                                          139,253
Transfer agency fee
      Class D                                                         40,886
      Class E                                                        103,865
Administrative services fee                                          158,059
Plan administration services fee -- Class E                          311,595
Compensation of board members                                          4,574
Custodian fees                                                        60,518
Printing and postage                                                  44,750
Registration fees                                                     32,870
Licensing fees                                                        27,375
Professional fees                                                     31,197
Other                                                                  6,293
----------------------------------------------------------------------------
Total expenses                                                     1,540,783
      Expenses waived/reimbursed by the Investment Manager
         and its affiliates                                         (462,354)
----------------------------------------------------------------------------
Total net expenses                                                 1,078,429
----------------------------------------------------------------------------
Investment income (loss) -- net                                    4,255,908
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                          29,972,162
   Futures contracts                                                 (78,212)
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           29,893,950
Net change in unrealized appreciation (depreciation) on
   investments                                                   (37,698,543)
----------------------------------------------------------------------------
Net gain (loss) on investments                                    (7,804,593)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ (3,548,685)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JAN. 31,                                           2008             2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $   4,255,908    $  4,056,629
Net realized gain (loss) on investments                      29,893,950      12,547,435
Net change in unrealized appreciation (depreciation) on
   investments                                              (37,698,543)     16,933,603
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                (3,548,685)     33,537,667
---------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class D                                                  (750,148)       (726,500)
      Class E                                                (3,099,735)     (3,022,262)
   Net realized gain
      Class D                                                (4,038,391)             --
      Class E                                               (14,238,675)             --
---------------------------------------------------------------------------------------
Total distributions                                         (22,126,949)     (3,748,762)
---------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class D shares                                             5,926,919       4,488,821
   Class E Shares                                            31,902,987      55,850,785
Reinvestment of distributions at net asset value
   Class D shares                                             4,787,791         726,011
   Class E Shares                                            17,338,410       3,022,262
Payments for redemptions
   Class D shares                                           (14,000,923)    (17,340,192)
   Class E Shares                                          (105,589,277)    (59,156,897)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             (59,634,093)    (12,409,210)
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     (85,309,727)     17,379,695
Net assets at beginning of year                             298,459,312     281,079,617
---------------------------------------------------------------------------------------
Net assets at end of year                                 $ 213,149,585    $298,459,312
=======================================================================================
Undistributed net investment income                       $     891,955    $    535,822
---------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 26 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource S&P 500 Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). While the Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Fund offers Class D and Class E shares which are sold without a sales charge. Class D shares are sold through wrap fee programs or other investment products sponsored by a financial institution having a selling agreement with the distributor. Class E shares are sold to qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differs between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  27

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

As part of its indexing strategy, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid. During the year ended Jan. 31, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

As part of its indexing strategy, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and

--------------------------------------------------------------------------------

 28 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  29
process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of REIT distributions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $49,892 and accumulated net realized loss has been decreased by $8,120,692 resulting in a net reclassification adjustment to decrease paid-in capital by $8,070,800.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JAN. 31,                                   2008           2007
----------------------------------------------------------------------------
CLASS D
Distributions paid from:
      Ordinary income..........................    $   750,148    $  726,500
      Long-term capital gain...................      4,038,391            --
CLASS E
Distributions paid from:
      Ordinary income..........................      3,099,735     3,022,262
      Long-term capital gain...................     14,238,675            --

At Jan. 31, 2008, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..............................    $   894,539
Undistributed accumulated long-term gain...................    $ 5,987,299
Accumulated realized loss..................................    $(5,487,824)
Unrealized appreciation (depreciation).....................    $31,106,339

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes

--------------------------------------------------------------------------------

 30 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Feb. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.22% to 0.12% annually as the Fund's assets increase. The management fee for the year ended Jan. 31, 2008 was 0.22% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the year ended Jan. 31, 2008 was 0.06% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Jan. 31, 2008, other expenses paid to this company were $731.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  31

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual per shareholder account fee for Class D of $19.50 per account. The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class E shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive for Class D. This fee is included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.15% of the Fund's average daily net assets attributable to Class E shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class D shares.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the year ended Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.59% for Class D and 0.36% for Class
E. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $7,430 and $103,865 for Class D and Class E, respectively, the plan administration services fee at the class level was $144,461 for Class E and the management fees at the Fund level were $206,598. In addition the Investment Manager and its affiliates have contractually agreed to waive certain fees and

--------------------------------------------------------------------------------

 32 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT expenses until Jan. 31, 2009, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.59% for Class D and 0.38% for Class E of the Fund's average daily net assets, unless sooner terminated at the discretion of the Board.

Shares held in the Fund for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Fund and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 may be charged and deducted from the shareholder's account.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $10,915,445 and $88,655,666, respectively, for the year ended Jan. 31, 2008. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $1,459 for the year ended Jan. 31, 2008. Expenses paid to the Investment Manager were $206 for the year ended Jan. 31, 2008, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At Jan. 31, 2008, the Fund had no outstanding securities lending.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                 YEAR ENDED JAN. 31, 2008
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class D                       1,051,265        927,866       (2,525,705)         (546,574)
Class E                       5,596,001      3,347,183      (18,774,093)       (9,830,909)
----------------------------------------------------------------------------------------------

                                                  YEAR ENDED JAN. 31, 2007
                                             ISSUED FOR
                                             REINVESTED                           NET
                                  SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------------
Class D                           866,525       132,726      (3,409,116)      (2,409,865)
Class E                        10,401,833       549,471     (11,715,384)        (764,080)
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  33

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $79,182,933 and $78,710,162, respectively, for the year ended Jan. 31, 2008.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended Jan. 31, 2008.

7. CAPITAL LOSS CARRY-OVER AND RECOGNIZED BUILT-IN LOSSES

For federal income tax purposes, the Fund had a capital loss carry-over of $1,885,594 at Jan. 31, 2008, that if not offset by capital gains will expire in 2010.

The Fund also had recognized built-in losses of $3,602,230 at Jan. 31, 2008, that if not offset by capital gains will expire as follows:

 2012        2013        2014      2015
$41,050   $3,259,225   $235,890   $66,065

As a result of prior mergers, the Fund acquired capital loss carry-overs and unrealized capital losses, which are limited by Internal Revenue Code Section 382.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over and recognized built-in losses have been offset or expire.

--------------------------------------------------------------------------------

 34 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  35
and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 36 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS D

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $5.54          $4.92          $4.55          $4.38          $3.31
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .08(b)         .08            .07            .07            .04
Net gains (losses) (both realized and
 unrealized)                               (.21)           .61            .36            .17           1.07
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.13)           .69            .43            .24           1.11
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.08)          (.07)          (.06)          (.07)          (.04)
Distributions from realized gains          (.43)            --             --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.51)          (.07)          (.06)          (.07)          (.04)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.90          $5.54          $4.92          $4.55          $4.38
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                  $48            $57            $63            $69            $70
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .68%           .79%           .85%           .82%           .69%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(e)           .59%           .59%           .62%           .62%           .64%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.43%          1.40%          1.26%          1.41%          1.13%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      4%            20%             7%             6%             4%
-----------------------------------------------------------------------------------------------------------
Total return                             (2.89%)        14.05%          9.56%          5.43%         33.72%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earning and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  37

CLASS E

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $5.56          $4.95          $4.57          $4.39          $3.32
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .10(b)         .09            .08            .08            .05
Net gains (losses) (both realized and
 unrealized)                               (.22)           .60            .38            .18           1.07
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.12)           .69            .46            .26           1.12
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.09)          (.08)          (.08)          (.08)          (.05)
Distributions from realized gains          (.43)            --             --             --             --
-----------------------------------------------------------------------------------------------------------
Total distributions                        (.52)          (.08)          (.08)          (.08)          (.05)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $4.92          $5.56          $4.95          $4.57          $4.39
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $165           $241           $218           $301           $398
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .56%           .56%           .60%           .56%           .44%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d),(e)           .36%           .34%           .37%           .38%           .39%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.67%          1.64%          1.52%          1.64%          1.37%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                      4%            20%             7%             6%             4%
-----------------------------------------------------------------------------------------------------------
Total return                             (2.64%)        14.05%         10.03%          5.90%         33.91%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earning and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).

--------------------------------------------------------------------------------

 38 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE S&P 500 INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource S&P 500 Index Fund (the Fund) of the RiverSource Market Advantage Series, Inc. as of January 31, 2008 and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2008 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource S&P 500 Index Fund of the RiverSource Market Advantage Series, Inc. at January 31, 2008, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                     /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 20, 2008

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  39

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended Jan. 31, 2008

CLASS D

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............            100%
      Dividends Received Deduction for corporations.........            100%
      United States Government Obligations..................           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.07920

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.42637
Total distributions.........................................        $0.50557

CLASS E

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............            100%
      Dividends Received Deduction for corporations.........            100%
      United States Government Obligations..................           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.09282

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.42637
Total distributions.........................................        $0.51919

--------------------------------------------------------------------------------

 40 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 96 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member       Chief Justice, Minnesota Supreme     None
901 S. Marquette Ave.    since 2006         Court, 1998-2006; Attorney
Minneapolis, MN 55402
Age 53
-----------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member       Chair, RiverSource Funds,            None
901 S. Marquette Ave.    since 1999         1999-2006; former Governor of
Minneapolis, MN 55402                       Minnesota
Age 73
-----------------------------------------------------------------------------------------------------
Pamela G. Carlton        Board member       President, Springboard -- Partners   None
901 S. Marquette Ave.    since 2007         in Cross Cultural Leadership
Minneapolis, MN 55402                       (consulting company)
Age 53
-----------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member       Trustee Professor of Economics and   None
901 S. Marquette Ave.    since 2004         Management, Bentley College; former
Minneapolis, MN 55402                       Dean, McCallum Graduate School of
Age 57                                      Business, Bentley College
-----------------------------------------------------------------------------------------------------
Anne P. Jones            Board member       Attorney and Consultant              None
901 S. Marquette Ave.    since 1985
Minneapolis, MN 55402
Age 73
-----------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA     Board member       Former Managing Director, Shikiar    American Progressive
901 S. Marquette Ave.    since 2005         Asset Management                     Insurance
Minneapolis, MN 55402
Age 72
-----------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.    Board member       President Emeritus and Professor of  Valmont Industries,
901 S. Marquette Ave.    since 2002 and     Economics, Carleton College          Inc. (manufactures
Minneapolis, MN 55402    Chair of the                                            irrigation systems)
Age 69                   Board since 2007
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  41

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Catherine James Paglia   Board member       Director, Enterprise Asset           None
901 S. Marquette Ave.    since 2004         Management, Inc. (private real
Minneapolis, MN 55402                       estate and asset management
Age 55                                      company)
-----------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member       Chief Executive Officer and          Idera
901 S. Marquette Ave.    since 2002         Director, RiboNovix, Inc. since      Pharmaceutical, Inc.
Minneapolis, MN 55402                       2003 (biotechnology); former         (biotechnology);
Age 63                                      President, Forester Biotech          Healthways, Inc.
                                                                                 (health management
                                                                                 programs)
-----------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
William F. Truscott      Board member       President -- U.S. Asset Management   None
53600 Ameriprise         since 2001,        and Chief Investment Officer,
Financial Center         Vice President     Ameriprise Financial, Inc. and
Minneapolis, MN 55474    since 2002         President, Chairman of the Board
Age 47                                      and Chief Investment Officer,
                                            RiverSource Investments, LLC since
                                            2005; Director, President, and
                                            Chief Executive Officer, Ameriprise
                                            Certificate Company since 2006;
                                            Chairman of the Board, Chief
                                            Executive Officer and President,
                                            RiverSource Distributors, Inc.
                                            since 2006; Senior Vice
                                            President -- Chief Investment
                                            Officer, Ameriprise Financial, Inc.
                                            and Chairman of the Board and Chief
                                            Investment Officer, RiverSource
                                            Investments, LLC, 2001-2005
-----------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

--------------------------------------------------------------------------------

 42 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------
Patrick T. Bannigan      President since    Director and Senior Vice President -- Asset
172 Ameriprise           2006               Management, Products and Marketing, RiverSource
Financial Center                            Investments, LLC since 2006; Director and Vice
Minneapolis, MN 55474                       President -- Asset Management, Products and
Age 41                                      Marketing, RiverSource Distributors, Inc. since
                                            2006; Managing Director and Global Head of
                                            Product, Morgan Stanley Investment Management,
                                            2004-2006; President, Touchstone Investments,
                                            2002-2004
-------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President     Executive Vice President -- Equity and Fixed
172 Ameriprise           since 2004         Income, Ameriprise Financial, Inc. and
Financial Center                            RiverSource Investments, LLC since 2006; Vice
Minneapolis, MN 55474                       President -- Investments, Ameriprise
Age 43                                      Certificate Company since 2003; Senior Vice
                                            President -- Fixed Income, Ameriprise
                                            Financial, Inc., 2002-2006 and RiverSource
                                            Investments, LLC, 2004-2006
-------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President     Vice President -- Asset Management and Trust
5228 Ameriprise          since 2006         Company Services, RiverSource Investments, LLC
Financial Center                            since 2006; Vice President -- Operations and
Minneapolis, MN 55474                       Compliance, RiverSource Investments, LLC,
Age 42                                      2004-2006; Director of Product
                                            Development -- Mutual Funds, Ameriprise
                                            Financial, Inc., 2001-2004
-------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since    Vice President -- Investment Accounting,
105 Ameriprise           2002               Ameriprise Financial, Inc. since 2002; Chief
Financial Center                            Financial Officer, RiverSource Distributors,
Minneapolis, MN 55474                       Inc. since 2006
Age 52
-------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President,    Vice President and Chief Counsel -- Asset
5228 Ameriprise          General Counsel    Management, Ameriprise Financial, Inc. since
Financial Center         and Secretary      2005; Chief Counsel, RiverSource Distributors,
Minneapolis, MN 55474    since 2006         Inc. since 2006; Vice President, General
Age 48                                      Counsel and Secretary, Ameriprise Certificate
                                            Company since 2005; Vice President -- Asset
                                            Management Compliance, Ameriprise Financial,
                                            Inc., 2004-2005; Senior Vice President and
                                            Chief Compliance Officer, USBancorp Asset
                                            Management, 2002-2004
-------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance   U.S. Asset Management Chief Compliance Officer,
172 Ameriprise           Officer since      RiverSource Investments, LLC since 2006;
Financial Center         2006               Director -- Mutual Funds, Voyageur Asset
Minneapolis, MN 55474                       Management, 2003-2006; Director of Finance,
Age 47                                      Voyageur Asset Management, 2000-2003
-------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering   Compliance Director and Anti-Money Laundering
2934 Ameriprise          Prevention         Officer, Ameriprise Financial, Inc. since 2004;
Financial Center         Officer since      Manager Anti-Money Laundering, Ameriprise
Minneapolis, MN 55474    2004               Financial, Inc., 2003-2004; Compliance Director
Age 43                                      and Bank Secrecy Act Officer, American Express
                                            Centurion Bank, 2000-2003
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT  43

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 44 RIVERSOURCE S&P 500 INDEX FUND - 2008 ANNUAL REPORT

     RIVERSOURCE S&P 500 INDEX FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource mutual
                                        funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6434 N (3/08)

Annual Report
and Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

SMALL COMPANY INDEX FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2008
(Prospectus also enclosed)


RIVERSOURCE SMALL COMPANY INDEX
FUND SEEKS TO PROVIDE SHAREHOLDERS
WITH LONG-TERM CAPITAL
APPRECIATION.

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS

Fund Snapshot.......................      2

Performance Summary.................      4

Questions & Answers
   with Portfolio Management........      6

The Fund's Long-term Performance ...     10

Fund Expenses Example...............     12

Portfolio of Investments............     14

Financial Statements................     25

Notes to Financial Statements.......     28

Report of Independent Registered
   Public Accounting Firm...........     41

Federal Income Tax Information......     42

Board Members and Officers..........     44

Proxy Voting........................     47

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

                   RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  1

FUND SNAPSHOT AT JAN. 31, 2008

FUND OBJECTIVE

RiverSource Small Company Index Fund seeks to provide shareholders with long-term capital appreciation.

SECTOR BREAKDOWN*

Percentage of portfolio assets
(PIE CHART)

Other(1)                            19.1%
Information Technology              16.6%
Financials                          15.7%
Industrials                         15.6%
Health Care                         12.4%
Consumer Discretionary              12.2%
Cash & Cash Equivalents(2)           8.4%

 * Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Energy 7.5%, Utilities 4.4%, Materials 3.9%, Consumer Staples 3.2%, and Telecommunication Services 0.1%.
(2) Of the 8.4%, 6.7% is due to security lending activity and 1.7% is the Fund's cash equivalent position.

TOP TEN HOLDINGS

Percentage of portfolio assets

Respironics                           0.9%
Shaw Group                            0.8%
FLIR Systems                          0.8%
Cabot Oil & Gas                       0.7%
IDEXX Laboratories                    0.6%
Helix Energy Solutions Group          0.6%
Pediatrix Medical Group               0.6%
Southern Union                        0.6%
Trimble Navigation                    0.6%
Oceaneering Intl                      0.6%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Investments in small-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
--------------------------------------------------------------------------------

 2 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

FUND SNAPSHOT AT JAN. 31, 2008

STYLE MATRIX


          STYLE
VALUE    BLEND    GROWTH
                              LARGE
                              MEDIUM      SIZE
            X                 SMALL

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.
PORTFOLIO MANAGER

                             YEARS IN INDUSTRY
David Factor, CFA               11

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                     ISIAX          08/19/96
Class B                     ISIBX          08/19/96
Class R4                    ISCYX          08/19/96
Total net assets                        $721.6 million
Number of holdings                              601

--------------------------------------------------------------------------------

                   RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  3

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                        For the year ended Jan. 31, 2008

                                  (BAR CHART)

RiverSource Small Company Index Fund Class A
  (excluding sales charge)                              -7.64%

S&P SmallCap 600 Index (unmanaged)                      -7.09%

Lipper Small-Cap Core Funds Index                       -6.49%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.
The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                   NET EXPENSES(A)
 Class A                                          0.93%                        0.77%
 Class B                                          1.69%                        1.53%
 Class R4                                         0.78%                        0.67%

(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.77% for Class A, 1.53% for Class B and 0.67% for Class R4.
--------------------------------------------------------------------------------

 4 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT JAN. 31, 2008
                                                                            SINCE
WITHOUT SALES CHARGE                 1 YEAR   3 YEARS  5 YEARS  10 YEARS  INCEPTION
 Class A (inception 8/19/96)          -7.64%   +5.53%  +14.79%    +7.71%     +9.31%
 Class B (inception 8/19/96)          -8.40%   +4.74%  +13.91%    +6.88%     +8.48%
 Class R4 (inception 8/19/96)         -7.68%   +5.70%  +14.96%    +7.87%     +9.46%

WITH SALES CHARGE
 Class A (inception 8/19/96)         -12.93%   +3.47%  +13.45%    +7.16%     +8.82%
 Class B (inception 8/19/96)         -11.94%   +3.89%  +13.67%    +6.88%     +8.48%

AT DEC. 31, 2007
                                                                           SINCE
WITHOUT SALES CHARGE                 1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION
 Class A (inception 8/19/96)         -0.98%   +6.51%  +15.11%    +8.03%     +9.87%
 Class B (inception 8/19/96)         -1.71%   +5.68%  +14.25%    +7.20%     +9.04%
 Class R4 (inception 8/19/96)        -0.93%   +6.65%  +15.29%    +8.19%    +10.03%

WITH SALES CHARGE
 Class A (inception 8/19/96)         -6.65%   +4.43%  +13.74%    +7.47%     +9.38%
 Class B (inception 8/19/96)         -5.51%   +4.82%  +14.02%    +7.20%     +9.04%

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Sales charges do not apply to Class R4 shares. Class R4 is available to institutional investors only.

--------------------------------------------------------------------------------

                   RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  5

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, David Factor, portfolio manager for RiverSource Small Company Index Fund, discusses the Fund's results and positioning for the 12 months ended Jan. 31, 2008.

Q: How did RiverSource Small Company Index Fund perform for the annual period?

A: RiverSource Small Company Index Fund's Class A shares (excluding sales charge) declined 7.64% for the 12 months ended Jan. 31, 2008. The Fund underperformed its benchmark, the unmanaged Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index or the Index), which fell 7.09% for the period. The Lipper Small-Cap Core Funds Index, representing the Fund's peer group, declined 6.49% during the same 12 months.

   Mutual funds, unlike unmanaged indexes, incur operating expenses. The Fund's Class A shares had an expense ratio of 0.77% for the reporting period. This ratio included fee waivers explained in the Financial Highlights section of this report. (See page 38.)

Q: What market factors most significantly affected Fund performance?

A: The annual period was a tumultuous one, with big gains and dramatic losses sometimes on the same day. The U.S. equity market began February with an extension of the late 2006/early 2007 rally, but a late-month pullback in China's red-hot stock market triggered a sell-off that lasted into early March. The second calendar quarter was strong, ending with the best gains seen since the fourth quarter of 2003. A deteriorating housing market, fallout from non-performing subprime mortgage loans and the associated emergence of a credit crisis shook the equity markets during the summer of 2007. Even with that, it might surprise many investors to learn that stocks enjoyed their best September advance since 1998 and that several U.S. equity indexes peaked for the year on Oct. 9, 2007. However, concerns resurfaced regarding ongoing credit market turmoil, which subsequently combined with longstanding worries about rising tensions in the Middle East, volatile interest rates, surging oil prices, slowing corporate earnings growth and a weakening U.S. dollar.

   The Federal Reserve Board (the Fed) cut interest rates five times from September through January in an effort to calm investor concerns and keep the economy from sinking into recession. Still, the three months from November through January each generated negative returns, as decelerating economic growth, a slow unwinding of the liquidity squeeze, write-downs in the financial
--------------------------------------------------------------------------------

 6 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

QUESTIONS & ANSWERS

   sector and concerns about the financial health of the U.S. consumer continued to weigh on the equity market. This was only the third time the U.S. equity market dropped in November, December and January consecutively -- the first two being in 1931-32, as the Great Depression was accelerating, and in 1941-42 when the U.S. was just entering World War II.

   Stocks with smaller market capitalizations had led the U.S. market since 1999, as their earnings growth exceeded that of larger companies. However, investor risk aversion increased during this annual period and small-cap stocks lagged their large-cap and mid-cap counterparts. Some sectors and individual stocks of the S&P SmallCap 600 Index had a spectacular annual period, while others took a significant beating.

   SOME SECTORS AND INDIVIDUAL STOCKS OF THE S&P SMALLCAP 600 INDEX HAD A SPECTACULAR ANNUAL PERIOD, WHILE OTHERS TOOK A SIGNIFICANT BEATING.


Q: Which equity sectors and securities affected performance most during the 12 months?

A: Health care and energy were the best performing sectors in the S&P SmallCap 600 Index, with each generating solid positive returns. The top performing industries for the period were metals and mining; health care equipment and supplies; aerospace and defense; oil, gas and consumable fuels; and road and rail.

   Conversely, consumer discretionary and financials were the two weakest sectors during the period, each posting double-digit negative returns. The worst performing industries were specialty retail; real estate investment trusts; commercial banks; hotels, restaurants and leisure; and semiconductors and semiconductor equipment.

   Among individual stocks in the S&P SmallCap 600 Index, FLIR Systems (information technology), Respironics (health care), MGI Pharma (health care), Manitowoc (industrials) and Chaparral Steel (materials) contributed the most to returns during the 12-month period. The biggest underperformers were Standard-Pacific (consumer discretionary), Kilroy Realty (financials), New Century Financial (financials), Live Nation (consumer discretionary) and Pinnacle Entertainment (consumer discretionary).
--------------------------------------------------------------------------------

                   RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  7

QUESTIONS & ANSWERS

   Each sector and stock in the S&P SmallCap 600 Index was represented in the Fund with approximately the same weighting as in the Index and therefore had a similar effect.

Q: What changes were made to the Fund during the period?

A: Because the Fund strives to stay fully invested in the stocks that make up the S&P SmallCap 600 Index and to replicate the Index's performance, we align the Fund's portfolio with the rebalancings undertaken by Standard & Poor's on a quarterly basis. We also add stocks to and delete stocks from the portfolio to mirror those changes to the S&P SmallCap 600 Index.

   During the annual period, there were 81 additions to and 81 deletions from the S&P SmallCap 600 Index and the Fund's portfolio. Many deletions occur because stocks have outgrown the S&P SmallCap 600 Index and consequently move up to the Standard & Poor's MidCap 400 Index, an unmanaged index of medium-sized company stocks. Deletions are also made because companies have ceased to exist largely due to mergers or acquisitions. Deletions included companies in various sectors, such as Phillips-Van Heusen, New Century Financial, Frontier Oil, Lenox Group, Cascade Natural Gas, Central Parking, Lone Star Technology, Stride Rite, Cleveland-Cliffs, Chapparal Steel, Playtex Products, Manitowoc, Chittenden and MGI Pharma.

   Stocks added to the Index and Fund included financial companies Alabama Natl BanCorporation, Signature Bank, Kite Realty Group Trust, Frontier Financial, Tower Group, United Community Banks, Columbia Banking System, BioMed Realty Trust, UMB Financial, Forestar Real Estate Group and Guaranty Financial Group; health care companies PharMerica, MedCath, Martek Biosciences, ResCare, Symmetry Medical, PSS World Medical, HealthExtras, Molina Healthcare and Salix Pharmaceuticals; information technology companies SI Intl, TTM Technologies, Stratasys, Ansoft, CyberSource, SYNNEX, FARO Technologies, Tyler Technologies and Smith Micro Software; and well-known companies in various sectors including: Maidenform Brands, Tanger Factory Outlet Centers, Ruth's Chris Steak House, Central Garden & Pet, Pioneer Drilling, Cabela's, Boston Beer, Hancock Holdings and Buffalo Wild Wings.

--------------------------------------------------------------------------------

 8 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

QUESTIONS & ANSWERS

Q: What is the Fund's tactical view and strategy for the months ahead?

A: We do not anticipate any changes in the portfolio beyond the customary quarterly rebalancings and stock substitutions we make to align the Fund with the S&P SmallCap 600 Index.

   Broadly speaking, whether the equity market can recover from its winter doldrums depends on many factors, including how often and to what extent the Fed cuts interest rates, the level of crude oil prices, corporate earnings reports, inflation data and whether the housing market's woes simply slow economic growth or tip the economy into recession. Geopolitics may also play a role, including potential outcomes of the ongoing war in Iraq, tensions with Iran, instability in Pakistan and upcoming presidential elections in Russia. While equity markets are likely to remain volatile until these issues are resolved, we expect that the U.S. economy should remain fundamentally healthy with the flexibility needed to recover from any downturns relatively quickly. We remain positive on the ability of the equity markets to recover as well. Because small-cap stocks are more volatile than their large-cap counterparts, we urge investors to manage their near-term expectations of the market and to maintain an unemotional long-term perspective on their investments.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

                   RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  9

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Small Company Index Fund Class A shares (from 2/1/98 to 1/31/08) as compared to the performance of two widely cited performance indices, the S&P SmallCap 600 Index and the Lipper Small-Cap Core Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

                                                                                         SINCE
Results at Jan. 31, 2008                  1 YEAR    3 YEARS    5 YEARS    10 YEARS    INCEPTION(3)
RIVERSOURCE SMALL COMPANY INDEX FUND
(INCLUDES SALES CHARGE)
 Class A Cumulative value of $10,000      $8,707    $11,078    $18,794    $19,809       $26,326
        Average annual total return       -12.93%     +3.47%    +13.45%     +7.16%        +8.82%
S&P SMALLCAP 600 INDEX(1)
        Cumulative value of $10,000       $9,291    $12,029    $20,724    $23,007       $31,272
        Average annual total return        -7.09%     +6.35%    +15.69%     +8.70%       +10.50%
LIPPER SMALL-CAP CORE FUNDS INDEX(2)
        Cumulative value of $10,000       $9,351    $11,988    $20,000    $21,113       $27,405
        Average annual total return        -6.49%     +6.23%    +14.87%     +7.76%        +9.23%

Results for other share classes can be found on page 5.

--------------------------------------------------------------------------------

 10 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE SMALL COMPANY INDEX FUND LINE GRAPH)

                                                    RIVERSOURCE SMALL
                                                COMPANY INDEX FUND CLASS                                  LIPPER SMALL-CAP CORE
                                                A (INCLUDES SALES CHARGE)   S&P SMALLCAP 600 INDEX(1)        FUNDS INDEX(2)
                                                -------------------------   -------------------------   ------------------------
'98                                                      $ 9,425                      $10,000                      $10,000
'99                                                        9,266                        9,939                        9,706
'00                                                       10,138                       10,964                       11,527
'01                                                       12,042                       13,192                       13,015
'02                                                       12,281                       13,589                       13,304
'03                                                        9,940                       11,105                       10,557
'04                                                       14,601                       16,419                       15,809
'05                                                       16,853                       19,132                       17,612
'06                                                       19,942                       22,841                       20,996
'07                                                       21,447                       24,762                       22,579
'08                                                       19,809                       23,007                       21,113

(1) The Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.
(3) Fund data is from Aug. 19, 1996. S&P SmallCap 600 Index and Lipper peer group data is from Sept. 1, 1996.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  11

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
--------------------------------------------------------------------------------

 12 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             AUG. 1, 2007    JAN. 31, 2008   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                    $1,000         $  918.10         $3.72            .77%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.32         $3.92            .77%
 Class B
   Actual(b)                    $1,000         $  913.50         $7.38           1.53%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,017.49         $7.78           1.53%
 Class R4
   Actual(b)                    $1,000         $  917.90         $3.29(c)         .68%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.78         $3.47(c)         .68%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2008: -8.19% for Class A, -8.65% for Class B and -8.21% for Class R4.
(c) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2009, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), will not exceed 0.67% for Class R4. Had this change been in effect for the entire six month period ended Jan. 31, 2008, the actual expenses paid for Class R4 would have been $3.24 and the hypothetical expenses paid for Class R4 would have been $3.41.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS

JAN. 31, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (98.3%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (2.3%)
AAR                                                   54,165(b)           $1,595,701
Applied Signal Technology                             17,680                 236,205
Ceradyne                                              39,000(b)            1,877,850
Cubic                                                 22,110                 593,875
Curtiss-Wright                                        63,540               2,649,618
Esterline Technologies                                41,770(b)            1,946,064
GenCorp                                               80,673(b)              947,101
Moog Cl A                                             60,615(b)            2,790,714
Teledyne Technologies                                 50,094(b)            2,586,353
Triumph Group                                         23,861               1,288,494
                                                                     ---------------
Total                                                                     16,511,975
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.4%)
Forward Air                                           43,083               1,335,573
Hub Group Cl A                                        55,370(b)            1,612,928
                                                                     ---------------
Total                                                                      2,948,501
------------------------------------------------------------------------------------

AIRLINES (0.4%)
Frontier Airlines Holdings                            52,323(b)              156,969
Mesa Air Group                                        41,048(b)              144,078
SkyWest                                               86,958               2,262,648
                                                                     ---------------
Total                                                                      2,563,695
------------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
Drew Inds                                             25,975(b)              703,662
Spartan Motors                                        46,575                 417,778
Standard Motor Products                               17,115                 141,370
Superior Inds Intl                                    33,080(d)              602,718
                                                                     ---------------
Total                                                                      1,865,528
------------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Coachmen Inds                                         22,521                 117,109
Fleetwood Enterprises                                 91,760(b)              429,437
Monaco Coach                                          42,824                 435,520
Winnebago Inds                                        42,216(d)              889,069
                                                                     ---------------
Total                                                                      1,871,135
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

BEVERAGES (0.1%)
Boston Beer Cl A                                      14,555(b)             $517,285
------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.9%)
ArQule                                                49,329(b)              239,246
LifeCell                                              43,650(b)            1,724,612
Martek Biosciences                                    46,285(b)            1,319,123
Regeneron Pharmaceuticals                             93,624(b)            1,898,694
Savient Pharmaceuticals                               62,727(b)            1,213,767
                                                                     ---------------
Total                                                                      6,395,442
------------------------------------------------------------------------------------

BUILDING PRODUCTS (1.2%)
Apogee Enterprises                                    41,564                 725,292
Gibraltar Inds                                        42,655                 563,046
Griffon                                               37,583(b)              409,655
Lennox Intl                                           91,322               3,393,525
NCI Building Systems                                  28,655(b)              824,118
Simpson Mfg                                           53,226(d)            1,466,376
Universal Forest Products                             27,144                 982,613
                                                                     ---------------
Total                                                                      8,364,625
------------------------------------------------------------------------------------

CAPITAL MARKETS (1.0%)
Investment Technology Group                           62,630(b)            2,941,732
LaBranche & Co                                        77,285(b,d)            441,297
optionsXpress Holdings                                62,945               1,707,068
Piper Jaffray Companies                               24,995(b)            1,184,263
SWS Group                                             32,079                 492,413
TradeStation Group                                    40,980(b)              446,682
                                                                     ---------------
Total                                                                      7,213,455
------------------------------------------------------------------------------------

CHEMICALS (1.3%)
Arch Chemicals                                        35,367               1,190,807
Georgia Gulf                                          49,118(d)              383,120
HB Fuller                                             85,720               1,779,547
Material Sciences                                     17,867(b)              115,778
OM Group                                              43,440(b)            2,492,587
Omnova Solutions                                      60,684(b)              277,933

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
CHEMICALS (CONT.)
Penford                                               15,873                $355,079
PolyOne                                              132,932(b)              818,861
Quaker Chemical                                       14,453                 289,060
Schulman A                                            39,725                 809,993
Tronox Cl B                                           59,190                 433,271
Zep                                                   30,526                 504,290
                                                                     ---------------
Total                                                                      9,450,326
------------------------------------------------------------------------------------

COMMERCIAL BANKS (5.9%)
Alabama Natl BanCorporation                           24,170               1,891,303
Boston Private Financial Holdings                     53,454               1,220,355
Cascade Bancorp                                       40,685(d)              524,837
Central Pacific Financial                             42,685                 811,015
Columbia Banking System                               25,540                 656,633
Community Bank System                                 42,395                 925,059
East West Bancorp                                     90,066(d)            2,166,988
First BanCorp                                        108,306(c)            1,035,405
First Commonwealth Financial                          90,815(d)            1,053,454
First Financial Bancorp                               43,745                 509,192
First Midwest Bancorp                                 69,372               2,164,406
Frontier Financial                                    59,380(d)            1,208,977
Glacier Bancorp                                       76,565(d)            1,424,875
Hancock Holding                                       35,305               1,465,158
Hanmi Financial                                       56,380                 484,868
Independent Bank                                      28,392                 395,217
Irwin Financial                                       26,805                 307,989
Nara Bancorp                                          31,125                 378,480
PrivateBancorp                                        33,410(d)            1,229,488
Prosperity Bancshares                                 54,830               1,576,363
Provident Bankshares                                  45,507                 943,360
Signature Bank                                        42,420(b)            1,421,494
South Financial Group                                103,419(f)            1,787,080
Sterling Bancorp                                      25,405                 363,546
Sterling Bancshares                                  104,252(f)            1,045,648
Sterling Financial                                    73,446               1,306,604
Susquehanna Bancshares                               121,795               2,584,489
UCBH Holdings                                        149,018               2,104,134
UMB Financial                                         51,820               2,183,177
Umpqua Holdings                                       85,610               1,404,004
United Bankshares                                     55,062               1,770,794

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
COMMERCIAL BANKS (CONT.)
United Community Banks                                57,018(d)           $1,101,018
Whitney Holding                                       96,704               2,595,534
Wilshire Bancorp                                      25,130                 198,024
Wintrust Financial                                    33,460               1,272,818
                                                                     ---------------
Total                                                                     43,511,786
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.2%)
ABM Inds                                              62,714               1,299,434
Administaff                                           33,600               1,008,336
Angelica                                              13,939                 241,145
Bowne & Co                                            38,135                 469,061
CDI                                                   19,442                 378,147
Consolidated Graphics                                 17,262(b)              868,451
G&K Services Cl A                                     30,251               1,209,132
Healthcare Services Group                             60,778               1,474,474
Heidrick & Struggles Intl                             25,191                 692,249
Interface Cl A                                        77,860               1,242,646
Mobile Mini                                           49,194(b)              747,749
On Assignment                                         50,566(b)              281,147
School Specialty                                      25,134(b)              815,850
Spherion                                              79,961(b)              534,139
Standard Register                                     18,049                 175,436
Tetra Tech                                            83,463(b)            1,643,386
TrueBlue                                              62,775(b)              895,799
United Stationers                                     35,696(b)            1,972,561
Viad                                                  29,355                 785,246
Volt Information Sciences                             19,536(b)              364,737
Waste Connections                                     97,058(b)            2,830,211
Watson Wyatt Worldwide Cl A                           60,680               2,982,423
                                                                     ---------------
Total                                                                     22,911,759
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.5%)
ARRIS Group                                          195,595(b)            1,719,280
Bel Fuse Cl B                                         16,940                 458,735
Black Box                                             25,323                 842,243
Blue Coat Systems                                     54,280(b)            1,458,504
Comtech Telecommunications                            34,330(b)            1,537,984
Digi Intl                                             36,610(b)              428,703
Ditech Networks                                       37,060(b)              115,627
Harmonic                                             133,201(b)            1,454,555
NETGEAR                                               50,240(b)            1,339,398

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
COMMUNICATIONS EQUIPMENT (CONT.)
Network Equipment Technologies                        39,077(b)             $290,733
PC-Tel                                                31,355(b)              196,596
Symmetricom                                           65,054(b)              284,286
Tollgrade Communications                              18,918(b)              114,832
ViaSat                                                37,692(b)              782,863
                                                                     ---------------
Total                                                                     11,024,339
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.7%)
Adaptec                                              172,882(b)              539,392
Avid Technology                                       49,835(b,d)          1,291,723
Hutchinson Technology                                 37,627(b)              593,378
Intevac                                               30,810(b)              335,521
Novatel Wireless                                      45,695(b)              731,120
Stratasys                                             29,990(b)              662,779
Synaptics                                             36,620(b)              970,430
                                                                     ---------------
Total                                                                      5,124,343
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.3%)
EMCOR Group                                           92,646(b)            2,031,727
Insituform Technologies Cl A                          39,255(b)              498,539
Shaw Group                                           115,863(b)            6,546,259
                                                                     ---------------
Total                                                                      9,076,525
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Headwaters                                            60,510(b)              681,948
Texas Inds                                            39,037               2,212,226
                                                                     ---------------
Total                                                                      2,894,174
------------------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Cash America Intl                                     41,703               1,355,765
First Cash Financial Services                         41,735(b)              417,767
Rewards Network                                       36,920(b)              181,646
World Acceptance                                      24,065(b)              720,506
                                                                     ---------------
Total                                                                      2,675,684
------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.8%)
AptarGroup                                            97,578               3,680,642
Caraustar Inds                                        42,076(b)              125,386
Chesapeake                                            28,355                 125,896
Myers Inds                                            40,177                 472,080
Rock-Tenn Cl A                                        47,740               1,364,887
                                                                     ---------------
Total                                                                      5,768,891
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

DISTRIBUTORS (0.5%)
Audiovox Cl A                                         26,107(b)             $267,858
Building Materials Holding                            41,942(d)              285,625
LKQ                                                  161,630(b)            2,891,561
                                                                     ---------------
Total                                                                      3,445,044
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.6%)
Bright Horizons Family Solutions                      37,525(b)            1,597,439
Coinstar                                              39,905(b)            1,227,079
CPI                                                    7,582                 153,915
Pre-Paid Legal Services                               12,500(b)              694,375
Universal Technical Institute                         33,525(b)              498,852
                                                                     ---------------
Total                                                                      4,171,660
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Financial Federal                                     36,656                 881,210
Portfolio Recovery Associates                         21,580(d)              784,649
                                                                     ---------------
Total                                                                      1,665,859
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
General Communication Cl A                            64,572(b)              465,564
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
Allete                                                36,945               1,422,013
Central Vermont Public Service                        14,577                 424,628
Cleco                                                 85,670               2,214,569
El Paso Electric                                      64,449(b)            1,510,040
UIL Holdings                                          35,918               1,226,600
Unisource Energy                                      50,455               1,482,368
                                                                     ---------------
Total                                                                      8,280,218
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.2%)
Acuity Brands                                         60,333               2,745,754
AO Smith                                              31,659               1,108,065
Baldor Electric                                       65,534               1,984,370
Belden                                                64,603               2,732,706
Brady Cl A                                            77,704               2,359,870
C&D Technologies                                      36,628(b)              216,838
Magnetek                                              43,206(b)              163,751
Regal-Beloit                                          45,831               1,737,912

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
ELECTRICAL EQUIPMENT (CONT.)
Vicor                                                 27,318                $336,285
Woodward Governor                                     42,083               2,641,971
                                                                     ---------------
Total                                                                     16,027,522
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (5.3%)
Agilysys                                              37,682                 573,520
Anixter Intl                                          45,496(b)            3,187,450
Bell Microproducts                                    43,409(b)              228,331
Benchmark Electronics                                102,133(b)            1,812,861
Brightpoint                                           72,626(b)              923,803
Checkpoint Systems                                    56,740(b)            1,348,142
Cognex                                                61,877                 946,718
CTS                                                   50,286                 533,032
Daktronics                                            47,760(d)              978,602
Electro Scientific Inds                               39,719(b)              652,980
FARO Technologies                                     23,670(b)              565,240
FLIR Systems                                         193,890(b)            5,870,988
Gerber Scientific                                     33,470(b)              295,205
Insight Enterprises                                   69,168(b)            1,194,531
Itron                                                 43,725(b)            3,602,940
Keithley Instruments                                  20,185                 210,933
Littelfuse                                            31,945(b)              970,809
LoJack                                                26,445(b)              326,331
Mercury Computer Systems                              32,349(b)              268,497
Methode Electronics                                   54,231                 657,280
MTS Systems                                           25,245                 848,484
Newport                                               52,965(b)              556,133
Park Electrochemical                                  29,050                 687,904
Photon Dynamics                                       25,329(b)              225,935
Planar Systems                                        25,205(b)              142,660
Plexus                                                66,340(b)            1,498,621
RadiSys                                               31,711(b)              430,952
Rogers                                                25,512(b)              796,230
ScanSource                                            36,950(b)            1,169,837
SYNNEX                                                23,830(b)              507,579
Technitrol                                            58,386               1,323,027
Trimble Navigation                                   173,226(b)            4,581,827
TTM Technologies                                      60,545(b)              615,743
X-Rite                                                41,797(b)              408,357
                                                                     ---------------
Total                                                                     38,941,482
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.9%)
Atwood Oceanics                                       39,354(b)            3,269,924
BASiC Energy Services                                 32,140(b)              574,985
Bristow Group                                         33,939(b)            1,708,829
CARBO Ceramics                                        29,023                 996,940

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
ENERGY EQUIPMENT & SERVICES (CONT.)
Dril-Quip                                             38,724(b)           $1,879,663
Gulf Island Fabrication                               15,615                 390,687
Helix Energy Solutions Group                         130,422(b)            4,821,700
Hornbeck Offshore Services                            32,930(b)            1,273,732
ION Geophysical                                      117,576(b)            1,457,942
Lufkin Inds                                           20,990               1,109,741
Matrix Service                                        38,000(b)              684,760
NATCO Group Cl A                                      26,340(b)            1,205,845
Oceaneering Intl                                      78,658(b)            4,529,128
Pioneer Drilling                                      70,925(b)              738,329
SEACOR Holdings                                       33,073(b)            2,917,039
Superior Well Services                                22,465(b)              437,843
TETRA Technologies                                   106,124(b)            1,660,841
Unit                                                  66,256(b)            3,320,751
W-H Energy Services                                   43,810(b)            2,131,357
                                                                     ---------------
Total                                                                     35,110,036
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.4%)
Andersons                                             25,550               1,163,803
Casey's General Stores                                72,363               1,881,438
Great Atlantic & Pacific Tea                          32,733(b)              977,735
Longs Drug Stores                                     45,240               2,081,492
Nash Finch                                            19,300                 688,624
Performance Food Group                                50,648(b)            1,601,996
Spartan Stores                                        31,245                 549,287
United Natural Foods                                  61,172(b)            1,466,905
                                                                     ---------------
Total                                                                     10,411,280
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Flowers Foods                                        111,754               2,682,096
Hain Celestial Group                                  56,672(b)            1,530,144
J&J Snack Foods                                       20,032                 501,000
Lance                                                 44,573                 817,023
Ralcorp Holdings                                      36,676(b)            1,995,541
Sanderson Farms                                       21,880                 735,387
TreeHouse Foods                                       44,570(b)              930,176
                                                                     ---------------
Total                                                                      9,191,367
------------------------------------------------------------------------------------

GAS UTILITIES (3.2%)
Atmos Energy                                         128,145               3,680,324
Laclede Group                                         30,910               1,037,958
New Jersey Resources                                  39,661(f)            1,859,704
Northwest Natural Gas                                 37,759               1,787,511

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  17

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
GAS UTILITIES (CONT.)
Piedmont Natural Gas                                 105,778(d)           $2,651,854
South Jersey Inds                                     42,240               1,479,667
Southern Union                                       171,428               4,659,414
Southwest Gas                                         60,898               1,738,638
UGI                                                  152,350               4,055,557
                                                                     ---------------
Total                                                                     22,950,627
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.1%)
American Medical Systems Holdings                    103,150(b,d)          1,474,014
Analogic                                              19,069               1,126,215
ArthroCare                                            39,876(b,d)          1,596,236
BIOLASE Technology                                    34,890(b,d)            117,928
Conmed                                                40,866(b)              993,044
Cooper Companies                                      63,965               2,518,942
CryoLife                                              35,391(b)              245,967
Cyberonics                                            32,020(b)              384,240
Datascope                                             18,511                 600,127
Greatbatch                                            32,080(b)              724,366
Haemonetics                                           36,282(b)            2,171,115
ICU Medical                                           17,635(b)              500,658
IDEXX Laboratories                                    87,436(b)            4,928,766
Immucor                                               99,872(b)            2,880,308
Integra LifeSciences Holdings                         26,340(b,d)          1,095,744
Invacare                                              45,660               1,111,364
Kensey Nash                                           17,480(b)              474,582
Mentor                                                48,465(d)            1,677,858
Meridian Bioscience                                   56,942               1,788,548
Merit Medical Systems                                 39,010(b)              627,281
Osteotech                                             25,200(b)              148,176
Palomar Medical Technologies                          26,125(b)              376,723
Possis Medical                                        24,305(b)              339,784
Respironics                                          105,762(b)            6,928,468
SurModics                                             21,521(b,d)            939,607
Symmetry Medical                                      50,580(b)              920,556
Theragenics                                           47,502(b)              183,833
Vital Signs                                           11,357                 550,815
                                                                     ---------------
Total                                                                     37,425,265
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (5.0%)
Amedisys                                              37,454(b)            1,596,664
AMERIGROUP                                            75,980(b)            2,850,770
AMN Healthcare Services                               42,990(b)              671,504
AmSurg                                                44,380(b)            1,143,229

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Centene                                               62,150(b)           $1,487,871
Chemed                                                34,170               1,750,529
Cross Country Healthcare                              45,585(b)              575,739
Gentiva Health Services                               39,965(b)              738,553
HealthExtras                                          52,825(b)            1,460,611
Healthways                                            50,880(b)            2,864,544
HMS Holdings                                          30,935(b)              977,546
Hooper Holmes                                         97,996(b)              141,114
inVentiv Health                                       46,120(b)            1,516,887
LCA-Vision                                            27,117                 447,702
LHC Group                                             20,580(b)              474,575
Matria Healthcare                                     30,760(b)              887,734
MedCath                                               19,430(b)              483,418
Molina Healthcare                                     20,230(b)              690,045
Odyssey HealthCare                                    46,707(b)              411,489
Owens & Minor                                         58,313               2,409,493
Pediatrix Medical Group                               69,112(b)            4,705,835
PharMerica                                            43,355(b)              643,388
PSS World Medical                                     92,325(b)            1,596,299
RehabCare Group                                       24,681(b)              518,054
ResCare                                               36,245(b)              810,801
Sierra Health Services                                80,270(b)            3,450,005
Sunrise Senior Living                                 63,956(b)            1,836,177
                                                                     ---------------
Total                                                                     37,140,576
------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.5%)
Allscripts Healthcare Solutions                       81,045(b,d)          1,201,897
Omnicell                                              49,260(b)            1,235,441
Phase Forward                                         60,400(b)            1,041,900
                                                                     ---------------
Total                                                                      3,479,238
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.1%)
Buffalo Wild Wings                                    21,860(b)              550,216
California Pizza Kitchen                              41,695(b)              559,964
CEC Entertainment                                     42,004(b)              979,953
CKE Restaurants                                       78,085               1,024,475
IHOP                                                  21,345(d)            1,136,408
Jack in the Box                                       85,522(b)            2,499,807
Landry's Restaurants                                  17,749(d)              364,032
Marcus                                                30,797                 545,415
Monarch Casino & Resort                               20,150(b)              430,606
Multimedia Games                                      32,950(b)              254,704
O'Charley's                                           31,695                 439,610
Panera Bread Cl A                                     46,068(b,d)          1,740,449

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Papa John's Intl                                      29,480(b)             $745,549
Peet's Coffee & Tea                                   17,840(b)              391,410
PF Chang's China Bistro                               37,110(b,d)          1,055,408
Pinnacle Entertainment                                85,423(b)            1,558,970
Red Robin Gourmet Burgers                             23,955(b)              835,550
Ruth's Chris Steak House                              27,185(b)              225,092
Shuffle Master                                        50,313(b,d)            479,986
SONIC                                                 86,783(b)            1,924,847
Steak n Shake                                         40,528(b)              354,215
Texas Roadhouse Cl A                                  76,890(b)              928,062
Triarc Companies Cl B                                 90,105                 837,977
WMS Inds                                              59,230(b)            2,215,202
                                                                     ---------------
Total                                                                     22,077,907
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Bassett Furniture Inds                                16,859                 219,673
Champion Enterprises                                 110,164(b)            1,076,302
Ethan Allen Interiors                                 42,497(d)            1,315,282
La-Z-Boy                                              73,435(d)              559,575
Libbey                                                20,753                 321,256
M/I Homes                                             17,660                 263,487
Meritage Homes                                        37,490(b,d)            601,715
Natl Presto Inds                                       6,759                 378,842
Russ Berrie & Co                                      23,876(b)              344,531
Skyline                                                9,708                 282,794
Standard-Pacific                                      92,714(d)              353,240
Universal Electronics                                 20,785(b)              494,891
                                                                     ---------------
Total                                                                      6,211,588
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.2%)
Central Garden & Pet Cl A                            102,550(b)              509,674
Spectrum Brands                                       58,275(b)              273,310
WD-40                                                 24,083                 813,041
                                                                     ---------------
Total                                                                      1,596,025
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Standex Intl                                          17,845                 324,601
Tredegar                                              33,214                 460,346
                                                                     ---------------
Total                                                                        784,947
------------------------------------------------------------------------------------

INSURANCE (3.2%)
Delphi Financial Group Cl A                           62,824               1,971,417
Hilb Rogal & Hobbs                                    52,895               1,913,741

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
INSURANCE (CONT.)
Infinity Property & Casualty                          23,355                $931,164
LandAmerica Financial Group                           22,250               1,160,560
Navigators Group                                      19,010(b)            1,097,447
Philadelphia Consolidated Holding                     83,234(b)            2,979,777
Presidential Life                                     30,787                 564,634
ProAssurance                                          46,655(b)            2,691,994
RLI                                                   27,597               1,556,471
Safety Insurance Group                                23,125                 902,338
SCPIE Holdings                                        11,780(b)              308,400
Selective Insurance Group                             75,774               1,811,756
Stewart Information Services                          25,742                 881,149
Tower Group                                           28,810                 841,828
United Fire & Casualty                                31,615               1,055,309
Zenith Natl Insurance                                 52,953               2,108,588
                                                                     ---------------
Total                                                                     22,776,573
------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Blue Nile                                             22,910(b,d)          1,265,777
PetMed Express                                        34,950(b)              431,633
Stamps.com                                            23,205(b)              245,045
                                                                     ---------------
Total                                                                      1,942,455
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.1%)
Bankrate                                              18,390(b,d)            997,290
DealerTrack Holdings                                  42,470(b)            1,144,991
InfoSpace                                             47,490                 451,630
j2 Global Communications                              70,490(b)            1,544,435
Knot                                                  39,645(b)              580,403
Perficient                                            43,840(b)              608,938
United Online                                         96,635               1,079,413
Websense                                              64,790(b)            1,328,195
                                                                     ---------------
Total                                                                      7,735,295
------------------------------------------------------------------------------------

IT SERVICES (1.3%)
CACI Intl Cl A                                        42,856(b)            1,868,093
Ciber                                                 77,559(b)              373,834
CyberSource                                           98,016(b)            1,641,768
Gevity HR                                             33,270                 233,555
ManTech Intl Cl A                                     27,975(b)            1,144,178
MAXIMUS                                               26,362                 930,051
SI Intl                                               18,820(b)              514,351

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  19

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
IT SERVICES (CONT.)
StarTek                                               16,198(b)             $140,113
Sykes Enterprises                                     46,650(b)              736,604
Wright Express                                        56,765(b)            1,699,544
                                                                     ---------------
Total                                                                      9,282,091
------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.9%)
Arctic Cat                                            17,169                 158,813
JAKKS Pacific                                         40,296(b)              949,374
MarineMax                                             26,430(b)              408,872
Nautilus                                              45,045(d)              209,459
Polaris Inds                                          49,976(d)            2,170,957
Pool                                                  67,837(d)            1,671,504
RC2                                                   27,060(b)              508,187
Sturm, Ruger & Co                                     32,544(b)              291,920
                                                                     ---------------
Total                                                                      6,369,086
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.9%)
Cambrex                                               41,395                 393,253
Dionex                                                26,630(b)            1,866,763
Enzo Biochem                                          44,584(b)              416,415
Kendle Intl                                           18,370(b)              778,704
PAREXEL Intl                                          39,682(b)            2,159,097
PharmaNet Development Group                           26,985(b)            1,099,909
                                                                     ---------------
Total                                                                      6,714,141
------------------------------------------------------------------------------------

MACHINERY (3.5%)
Albany Intl Cl A                                      37,530               1,313,925
Astec Inds                                            27,403(b)              845,931
ASV                                                   28,990(b,d)            518,631
Barnes Group                                          64,504               1,719,032
Briggs & Stratton                                     70,748               1,475,096
Cascade                                               12,995                 670,802
Clarcor                                               71,248               2,672,512
EnPro Inds                                            30,870(b)              926,100
Gardner Denver                                        76,400(b)            2,478,416
Kaydon                                                40,395               1,764,858
Lindsay                                               16,781               1,023,977
Lydall                                                23,551(b)              213,843
Mueller Inds                                          52,882               1,480,696
Robbins & Myers                                       24,454               1,620,811
Toro                                                  56,708               2,797,972
Valmont Inds                                          24,611               2,059,941

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
MACHINERY (CONT.)
Wabash Natl                                           43,253                $397,495
Watts Water Technologies Cl A                         44,838               1,331,240
                                                                     ---------------
Total                                                                     25,311,278
------------------------------------------------------------------------------------

MARINE (0.5%)
Kirby                                                 76,382(b)            3,512,044
------------------------------------------------------------------------------------

MEDIA (0.4%)
4Kids Entertainment                                   18,847(b)              249,723
Arbitron                                              40,331               1,612,029
Live Nation                                          104,745(b)            1,141,721
Radio One Cl D                                       115,855(b)              185,368
                                                                     ---------------
Total                                                                      3,188,841
------------------------------------------------------------------------------------

METALS & MINING (1.2%)
AM Castle & Co                                        23,343                 494,405
AMCOL Intl                                            31,780                 779,246
Brush Engineered Materials                            29,105(b)              832,985
Century Aluminum                                      41,534(b)            2,159,353
Quanex                                                53,094               2,782,656
RTI Intl Metals                                       32,953(b)            1,820,653
                                                                     ---------------
Total                                                                      8,869,298
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Fred's Cl A                                           57,545                 542,650
Tuesday Morning                                       42,605                 257,334
                                                                     ---------------
Total                                                                        799,984
------------------------------------------------------------------------------------

MULTI-UTILITIES (0.3%)
Avista                                                75,508               1,521,487
CH Energy Group                                       19,370                 747,488
                                                                     ---------------
Total                                                                      2,268,975
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.1%)
Cabot Oil & Gas                                      138,650               5,364,368
Massey Energy                                        113,680               4,226,622
Patriot Coal                                          37,840(b)            1,504,140
Penn Virginia                                         58,960               2,512,286
Petroleum Development                                 21,270(b)            1,223,025
St. Mary Land & Exploration                           89,790               3,163,302
Stone Energy                                          40,018(b)            1,640,738
Swift Energy                                          42,985(b)            1,854,803
World Fuel Services                                   40,805               1,079,700
                                                                     ---------------
Total                                                                     22,568,984
------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies                                  55,824(b)             $734,086
Deltic Timber                                         15,141                 807,923
Neenah Paper                                          21,330                 578,043
Schweitzer-Mauduit Intl                               22,246                 530,345
Wausau Paper                                          72,470                 648,607
                                                                     ---------------
Total                                                                      3,299,004
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Chattem                                               27,105(b)            2,079,496
Mannatech                                             22,285(d)              136,384
USANA Health Sciences                                 12,000(b,d)            520,200
                                                                     ---------------
Total                                                                      2,736,080
------------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
Alpharma Cl A                                         62,312(b)            1,278,642
Bradley Pharmaceuticals                               19,355(b)              384,971
Noven Pharmaceuticals                                 35,056(b)              470,802
Salix Pharmaceuticals                                 67,980(b)              472,461
Sciele Pharma                                         50,900(b)            1,217,528
ViroPharma                                            99,810(b)              884,317
                                                                     ---------------
Total                                                                      4,708,721
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (4.7%)
Acadia Realty Trust                                   45,960               1,151,298
BioMed Realty Trust                                   93,495               2,157,865
Colonial Properties Trust                             67,165               1,654,946
DiamondRock Hospitality                              135,265               1,778,735
EastGroup Properties                                  34,000               1,407,260
Entertainment Properties Trust                        40,090               1,984,455
Essex Property Trust                                  35,970               3,726,851
Extra Space Storage                                   93,240               1,411,654
Inland Real Estate                                    83,310               1,114,688
Kilroy Realty                                         46,797               2,294,457
Kite Realty Group Trust                               41,400                 544,824
Lexington Realty Trust                                90,940               1,359,553
LTC Properties                                        28,815                 750,631
Medical Properties Trust                              71,825                 907,868
Mid-America Apartment Communities                     36,530               1,673,439
Natl Retail Properties                               102,645               2,332,094
Parkway Properties                                    22,045                 791,856
PS Business Parks                                     22,850               1,148,213

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Senior Housing Properties Trust                      126,640              $2,835,469
Sovran Self Storage                                   30,930               1,225,447
Tanger Factory Outlet Centers                         44,720(d)            1,680,130
                                                                     ---------------
Total                                                                     33,931,733
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Forestar Real Estate Group                            50,485(b)            1,153,077
------------------------------------------------------------------------------------

ROAD & RAIL (1.2%)
Arkansas Best                                         35,940               1,106,593
Heartland Express                                     81,683               1,327,349
Knight Transportation                                 82,845(d)            1,421,620
Landstar System                                       76,746               3,839,601
Old Dominion Freight Line                             40,450(b)            1,179,118
                                                                     ---------------
Total                                                                      8,874,281
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.5%)
Actel                                                 37,187(b)              442,897
Advanced Energy Inds                                  51,058(b)              551,937
AMIS Holdings                                         93,165(b)              681,036
ATMI                                                  48,147(b)            1,266,266
Axcelis Technologies                                 145,998(b)              582,532
Brooks Automation                                    101,165(b)            1,243,318
Cabot Microelectronics                                34,250(b)            1,184,365
Cohu                                                  32,821                 490,674
Cymer                                                 43,958(b)            1,187,306
Diodes                                                44,747(b)            1,035,893
DSP Group                                             46,305(b)              530,192
Exar                                                  69,267(b)              568,682
FEI                                                   51,810(b)            1,174,015
Kopin                                                 96,230(b)              324,295
Kulicke & Soffa Inds                                  76,089(b)              410,120
Micrel                                                78,025                 475,953
Microsemi                                            110,408(b)            2,508,470
MKS Instruments                                       71,240(b)            1,325,064
Pericom Semiconductor                                 37,029(b)              502,113
Photronics                                            59,920(b)              730,425
Rudolph Technologies                                  41,698(b)              427,405
Skyworks Solutions                                   230,868(b)            1,858,487
Standard Microsystems                                 33,357(b)              998,041
Supertex                                              19,485(b)              384,244
Ultratech                                             33,178(b)              315,191

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  21

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Varian Semiconductor Equipment Associates            108,382(b)           $3,490,983
Veeco Instruments                                     45,366(b)              642,383
                                                                     ---------------
Total                                                                     25,332,287
------------------------------------------------------------------------------------

SOFTWARE (4.3%)
Ansoft                                                22,760(b)              483,422
ANSYS                                                111,800(b)            3,902,939
Blackbaud                                             63,195               1,748,606
Captaris                                              38,031(b)              128,164
Catapult Communications                               13,175(b)               84,847
Concur Technologies                                   61,130(b)            2,143,218
Epicor Software                                       83,460(b)              922,233
EPIQ Systems                                          37,992(b)              560,382
FactSet Research Systems                              61,140               3,419,560
Informatica                                          125,215(b)            2,417,902
JDA Software Group                                    37,910(b)              674,419
Manhattan Associates                                  36,482(b)              904,389
MICROS Systems                                        58,552(b)            3,605,632
Napster                                               65,983(b)              119,429
Phoenix Technologies                                  38,725(b)              588,620
Progress Software                                     60,100(b)            1,774,152
Quality Systems                                       24,990                 759,446
Radiant Systems                                       38,195(b)              464,451
Secure Computing                                      81,175(b)              726,516
Smith Micro Software                                  43,165(b)              325,032
Sonic Solutions                                       37,160(b)              332,954
SPSS                                                  27,298(b)              902,199
Take-Two Interactive Software                        105,713(b,d)          1,737,922
THQ                                                   94,123(b)            1,695,155
Tyler Technologies                                    49,950(b)              668,331
                                                                     ---------------
Total                                                                     31,089,920
------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.3%)
Aaron Rents                                           77,451               1,480,863
Big 5 Sporting Goods                                  31,590                 376,237
Brown Shoe                                            63,194               1,086,937
Cabela's                                              56,410(b)              832,048
Cato Cl A                                             44,559                 729,431
Charlotte Russe Holding                               35,666(b)              643,058
Children's Place Retail Stores                        33,650(b)              623,871
Christopher & Banks                                   50,593                 646,073
Dress Barn                                            64,426(b)              785,353

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SPECIALTY RETAIL (CONT.)
Finish Line Cl A                                      60,670                $135,901
Genesco                                               32,543(b)            1,085,634
Group 1 Automotive                                    32,514                 859,670
Gymboree                                              41,203(b)            1,574,779
Haverty Furniture Companies                           31,180                 318,971
Hibbett Sports                                        44,422(b)              825,805
Hot Topic                                             62,801(b)              348,546
Jo-Ann Stores                                         35,660(b)              451,812
Jos A Bank Clothiers                                  25,651(b,d)            698,733
Lithia Motors Cl A                                    22,800                 348,612
Men's Wearhouse                                       74,756               1,905,529
Midas                                                 20,421(b)              359,410
Pep Boys - Manny, Moe & Jack                          59,173                 646,761
Select Comfort                                        66,882(b,d)            525,693
Sonic Automotive Cl A                                 44,430                 890,822
Stage Stores                                          59,145                 707,966
Stein Mart                                            36,870                 235,599
Tractor Supply                                        47,880(b)            1,845,294
Tween Brands                                          35,219(b)            1,128,065
Zale                                                  63,708(b,d)          1,044,811
Zumiez                                                25,685(b)              493,923
                                                                     ---------------
Total                                                                     23,636,207
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.6%)
crocs                                                117,750(b,d)          4,096,523
Deckers Outdoor                                       18,570(b)            2,251,427
Fossil                                                66,390(b)            2,255,932
Iconix Brand Group                                    81,265(b)            1,689,499
Kellwood                                              36,884                 736,942
K-Swiss Cl A                                          38,204                 693,785
Maidenform Brands                                     26,920(b)              333,808
Movado Group                                          27,555                 667,382
Oxford Inds                                           19,908                 453,305
Quiksilver                                           175,608(b)            1,673,544
Skechers USA Cl A                                     46,370(b)              928,327
UniFirst                                              20,400                 833,136
Volcom                                                20,845(b)              420,652
Wolverine World Wide                                  74,615               1,888,506
                                                                     ---------------
Total                                                                     18,922,768
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.2%)
Anchor BanCorp Wisconsin                              25,234                 630,850
Bank Mutual                                           75,255                 924,884

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
THRIFTS & MORTGAGE FINANCE (CONT.)
BankAtlantic Bancorp Cl A                             59,380                $335,497
BankUnited Financial Cl A                             44,770(d)              265,486
Brookline Bancorp                                     84,515                 883,182
Corus Bankshares                                      46,340(d)              589,445
Dime Community Bancshares                             36,072                 542,162
Downey Financial                                      27,830(d)              960,135
FirstFed Financial                                    19,454(b,d)            816,095
Flagstar Bancorp                                      52,510                 433,208
Franklin Bank                                         36,215(b)              212,944
Fremont General                                       98,950(d)              326,535
Guaranty Financial Group                              50,485(b)              701,742
Triad Guaranty                                        17,710(b)              123,793
Trustco Bank NY                                      107,582(d)            1,108,094
                                                                     ---------------
Total                                                                      8,854,052
------------------------------------------------------------------------------------

TOBACCO (0.1%)
Alliance One Intl                                    127,085(b)              479,110
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Applied Industrial Technologies                       52,546              $1,586,363
Kaman                                                 35,144               1,038,154
Lawson Products                                        5,961                 189,441
Watsco                                                35,124               1,295,373
                                                                     ---------------
Total                                                                      4,109,331
------------------------------------------------------------------------------------

WATER UTILITIES (0.1%)
American States Water                                 24,540                 846,139
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $611,844,009)                                                    $709,377,428
------------------------------------------------------------------------------------

MONEY MARKET FUND (9.0%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  65,186,879(g)          $65,186,879
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $65,186,879)                                                      $65,186,879
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $677,030,888)(h)                                                 $774,564,307
====================================================================================

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2008

                                  NUMBER OF                                            UNREALIZED
                                  CONTRACTS          NOTIONAL        EXPIRATION      APPRECIATION/
CONTRACT DESCRIPTION             LONG/(SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
---------------------------------------------------------------------------------------------------
Russell 2000 Index                    37           $13,227,500       March 2008         $933,789

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  23

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2008, the value of foreign securities represented 0.1% of net assets.

(d) At Jan. 31, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 7.2% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 1.8% of net assets.

(f) At Jan. 31, 2008, investments in securities included securities valued at $2,693,190 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(g)  Affiliated Money Market Fund -- See Note 6 to the financial statements.

(h) At Jan. 31, 2008, the cost of securities for federal income tax purposes was $689,561,629 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $193,312,670
Unrealized depreciation                                            (108,309,992)
-------------------------------------------------------------------------------
Net unrealized appreciation                                         $85,002,678
-------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 24 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JAN. 31, 2008

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $611,844,009)         $709,377,428
   Affiliated money market fund (identified cost
   $65,186,879)                                                   65,186,879
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $677,030,888)                                                 774,564,307
Capital shares receivable                                            147,581
Dividends receivable                                                 442,120
Receivable for investment securities sold                              3,056
Variation margin receivable                                          448,500
----------------------------------------------------------------------------
Total assets                                                     775,605,564
----------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                       37,535
Capital shares payable                                             1,493,607
Payable for investment securities purchased                          238,421
Payable upon return of securities loaned                          52,005,100
Accrued investment management services fee                             6,754
Accrued distribution fee                                               7,309
Accrued transfer agency fee                                              124
Accrued administrative services fee                                    1,513
Accrued plan administration services fee                                  52
Other accrued expenses                                               177,042
----------------------------------------------------------------------------
Total liabilities                                                 53,967,457
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $721,638,107
============================================================================
REPRESENTED BY
Capital stock - $.01 par value                                  $  1,200,936
Additional paid-in capital                                       595,944,103
Undistributed net investment income                                2,579,737
Accumulated net realized gain (loss)                              23,446,123
Unrealized appreciation (depreciation) on investments             98,467,208
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $721,638,107
============================================================================

Net assets applicable to outstanding
   shares:                                   Class A                           $586,659,489
                                             Class B                           $127,171,036
                                             Class R4                          $  7,807,582
Net asset value per share of outstanding     Class A
   capital stock:                            shares(1)           94,820,115    $       6.19
                                             Class B shares      24,046,223    $       5.29
                                             Class R4 shares      1,227,239    $       6.36
-------------------------------------------------------------------------------------------
*Including securities on loan, at value                                        $ 51,467,461
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $6.57. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  25

STATEMENT OF OPERATIONS
YEAR ENDED JAN. 31, 2008

INVESTMENT INCOME
Income:
Dividends                                                       $  10,287,747
Interest                                                                2,728
Income distributions from affiliated money market fund              1,008,539
Fee income from securities lending                                    432,494
   Less foreign taxes withheld                                         (3,803)
-----------------------------------------------------------------------------
Total income                                                       11,727,705
-----------------------------------------------------------------------------
Expenses:
Investment management services fee                                  3,292,392
Distribution fee
   Class A                                                          1,897,269
   Class B                                                          1,844,630
Transfer agency fee
   Class A                                                          1,485,326
   Class B                                                            381,213
   Class R4                                                             4,797
Administrative services fee                                           738,676
Plan administration services fee -- Class R4                           23,987
Compensation of board members                                          16,378
Custodian fees                                                        184,030
Printing and postage                                                  201,285
Registration fees                                                      36,930
Licensing fees                                                         29,720
Professional fees                                                      43,775
Other                                                                  41,047
-----------------------------------------------------------------------------
Total expenses                                                     10,221,455
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                               (1,489,667)
-----------------------------------------------------------------------------
                                                                    8,731,788
   Earnings and bank fee credits on cash balances                     (70,804)
-----------------------------------------------------------------------------
Total net expenses                                                  8,660,984
-----------------------------------------------------------------------------
Investment income (loss) -- net                                     3,066,721
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                          162,175,106
   Futures contracts                                               (1,528,258)
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                           160,646,848
Net change in unrealized appreciation (depreciation) on
   investments                                                   (224,079,311)
-----------------------------------------------------------------------------
Net gain (loss) on investments                                    (63,432,463)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ (60,365,742)
=============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 26 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JAN. 31,                                         2008              2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $    3,066,721    $    1,211,377
Net realized gain (loss) on investments                   160,646,848       140,912,076
Net change in unrealized appreciation (depreciation)
   on investments                                        (224,079,311)      (66,536,698)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             (60,365,742)       75,586,755
---------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                (442,552)               --
      Class R4                                                 (9,350)               --
   Net realized gain
      Class A                                            (131,006,363)     (109,056,307)
      Class B                                             (31,935,884)      (33,276,239)
      Class R4                                             (1,676,045)       (1,258,312)
---------------------------------------------------------------------------------------
Total distributions                                      (165,070,194)     (143,590,858)
---------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                          70,930,517       123,678,472
   Class B shares                                           8,365,853        16,143,052
   Class R4 shares                                          3,033,589         2,871,989
Reinvestment of distributions at net asset value
   Class A shares                                         128,957,941       107,229,509
   Class B shares                                          31,459,699        32,845,091
   Class R4 shares                                          1,685,394         1,258,312
Payments for redemptions
   Class A shares                                        (265,313,025)     (235,769,616)
   Class B shares                                        (102,397,654)     (148,812,067)
   Class R4 shares                                         (4,901,168)       (4,640,849)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                          (128,178,854)     (105,196,107)
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                  (353,614,790)     (173,200,210)
Net assets at beginning of year                         1,075,252,897     1,248,453,107
---------------------------------------------------------------------------------------
Net assets at end of year                              $  721,638,107    $1,075,252,897
=======================================================================================
Undistributed net investment income                    $    2,579,737    $    1,141,240
---------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Small Company Index Fund (the Fund) is a series of RiverSource Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

- Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not

--------------------------------------------------------------------------------

 28 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT 29 written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the year ended Jan. 31, 2008, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and

--------------------------------------------------------------------------------

 30 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures, re-characterization of REIT distributions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the Statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $1,176,322 and accumulated net realized gain has been decreased by $5,433,678 resulting in a net reclassification adjustment to increase paid-in capital by $6,610,000.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JAN. 31                                  2008            2007
----------------------------------------------------------------------------
CLASS A
Distributions paid from:
      Ordinary income.......................    $  3,387,798    $  2,421,319
      Long-term capital gain................     128,061,117     106,634,988
CLASS B
Distributions paid from:
      Ordinary income.......................         716,744         742,004
      Long-term capital gain................      31,219,140      32,534,235
CLASS R4
Distributions paid from:
      Ordinary income.......................          47,027          28,038
      Long-term capital gain................       1,638,368       1,230,274

At Jan. 31, 2008, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income..............................    $ 3,488,304
Undistributed accumulated long-term gain...................    $36,010,539
Unrealized appreciation (depreciation).....................    $84,994,225

RECENT ACCOUNTING PRONOUNCEMENT

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT 31 measurements of fair value and the effect of certain measurements reported in the Statement of operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Feb.1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.36% to 0.24% annually as the Fund's assets increase. The management fee for the year ended Jan. 31, 2008 was 0.35% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the year ended Jan. 31, 2008 was 0.08% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Jan. 31, 2008, other expenses paid to this company were $2,894.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other

--------------------------------------------------------------------------------

 32 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $19.50

-  Class B $20.50

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B shares.

Sales charges received by the Distributor for distributing Fund shares were $441,785 for Class A and $122,093 for Class B for the year ended Jan. 31, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the year ended Jan. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.77% for Class A, 1.53% for Class B and 0.67% for Class R4. Of these waived/reimbursed fees and expenses, the transfer agency fees at the class level were $422,321 and $104,176 for Class A and Class B, respectively, the plan administration services fee at the class level was

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  33

$846 for Class R4 and the management fees at the Fund level were $962,324. Under an agreement, which was effective until Jan. 31, 2008, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) would not exceed 0.77% for Class A, 1.53% for Class B and 0.68% for Class R4 of the Fund's average daily net assets. Effective Feb. 1, 2008, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.77% for Class A, 1.53% for Class B, and 0.67% for Class R4 of the Fund's average daily net assets until Jan. 31, 2009, unless sooner terminated at the discretion of the Board.

During the year ended Jan. 31, 2008, the Fund's custodian and transfer agency fees were reduced by $70,804 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $132,414,538 and $409,963,772 respectively, for the year ended Jan. 31, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the years indicated are as follows:

                                                 YEAR ENDED JAN. 31, 2008
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                       8,120,289     20,087,067      (32,760,617)        (4,553,261)
Class B                       1,139,698      5,730,385      (13,579,353)        (6,709,270)
Class R4                        351,452        255,363         (579,103)            27,712
----------------------------------------------------------------------------------------------

                                                 YEAR ENDED JAN. 31, 2007
                                            ISSUED FOR
                                            REINVESTED                             NET
                                SOLD       DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                      14,335,934     13,013,293      (26,574,814)           774,413
Class B                       2,002,432      4,474,806      (18,933,267)       (12,456,029)
Class R4                        315,993        149,443         (508,752)           (43,316)
----------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for

--------------------------------------------------------------------------------

 34 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Jan. 31, 2008, securities valued at $51,467,461 were on loan to brokers. For collateral, the Fund received $52,005,100 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $432,494 for the year ended Jan. 31, 2008. Expenses paid to the Investment Manager were $23,309 for the year ended Jan. 31, 2008, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $357,596,480 and $339,440,541, respectively, for the year ended Jan. 31, 2008.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  35

JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the year ended Jan. 31, 2008.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration

--------------------------------------------------------------------------------

 36 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  37

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,               2008           2007           2006           2005           2004
Net asset value, beginning of period      $8.40          $8.97          $8.21          $7.55          $5.14
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .04(b)         .01            .01             --             --
Net gains (losses) (both realized and
 unrealized)                               (.62)           .64           1.44           1.17           2.41
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.58)           .65           1.45           1.17           2.41
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.01)            --             --             --             --
Distributions from realized gains         (1.62)         (1.22)          (.69)          (.51)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.63)         (1.22)          (.69)          (.51)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.19          $8.40          $8.97          $8.21          $7.55
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $587           $835           $884           $844           $792
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .93%           .92%           .93%           .91%           .96%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)           .77%           .81%           .92%           .91%           .96%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .46%           .29%           .20%           .24%          (.04%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     14%            11%            14%            12%            10%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          (7.64%)         7.55%         18.33%         15.42%         46.89%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction of earnings and bank fee credits was 0.76% for the year ended Jan. 31, 2008.
(g)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 38 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $7.48          $8.17          $7.59          $7.07          $4.85
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               (.02)(b)         --           (.02)          (.01)          (.05)
Net gains (losses) (both realized and
 unrealized)                               (.55)           .53           1.29           1.04           2.27
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.57)           .53           1.27           1.03           2.22
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains         (1.62)         (1.22)          (.69)          (.51)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $5.29          $7.48          $8.17          $7.59          $7.07
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $127           $230           $353           $434           $482
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)              1.69%          1.68%          1.70%          1.67%          1.73%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)          1.53%          1.58%          1.68%          1.67%          1.73%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)              (.27%)         (.47%)         (.57%)         (.53%)         (.81%)
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     14%            11%            14%            12%            10%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          (8.40%)         6.81%         17.45%         14.48%         45.77%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction of earnings and bank fee credits was 1.52% for the year ended Jan. 31, 2008.
(g)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  39

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED JAN. 31,            2008              2007           2006           2005           2004
Net asset value, beginning of period      $8.59          $9.12          $8.32          $7.63          $5.19
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .05(b)         .02            .01             --            .01
Net gains (losses) (both realized and
 unrealized)                               (.65)           .67           1.48           1.20           2.43
-----------------------------------------------------------------------------------------------------------
Total from investment operations           (.60)           .69           1.49           1.20           2.44
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.01)            --             --             --             --
Distributions from realized gains         (1.62)         (1.22)          (.69)          (.51)            --
-----------------------------------------------------------------------------------------------------------
Total distributions                       (1.63)         (1.22)          (.69)          (.51)            --
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period            $6.36          $8.59          $9.12          $8.32          $7.63
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                   $8            $10            $11            $20            $15
-----------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)               .78%           .75%           .76%           .74%           .79%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e),(f)           .67%           .64%           .75%           .74%           .79%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)               .56%           .46%           .36%           .42%           .13%
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     14%            11%            14%            12%            10%
-----------------------------------------------------------------------------------------------------------
Total return(g)                          (7.68%)         7.87%         18.57%         15.65%         47.01%
-----------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Expense ratio is before reduction of earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction of earnings and bank fee credits was 0.66% for the year ended Jan. 31, 2008.
(g)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------

 40 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

RIVERSOURCE SMALL COMPANY INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Small Company Index Fund (the Fund) (one of the portfolios constituting the RiverSource Market Advantage Series, Inc.) as of January 31, 2008, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of the Fund for the periods presented through January 31, 2007, were audited by other auditors whose report dated March 20, 2007, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2008 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Small Company Index Fund of the RiverSource Market Advantage Series, Inc. at January 31, 2008, the results of its operations, changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 20, 2008

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  41

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended Jan. 31, 2008

CLASS A

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............         100.00%
      Dividends Received Deduction for corporations.........         100.00%
      United States Government Obligations..................           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.04219

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $1.58414
Total distributions.........................................        $1.62633

CLASS B

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............         100.00%
      Dividends Received Deduction for corporations.........         100.00%
      United States Government Obligations..................           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.03643

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $1.58414
Total distributions.........................................        $1.62057

--------------------------------------------------------------------------------

 42 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

CLASS R4

INCOME DISTRIBUTIONS - taxable as dividend income:
      Qualified Dividend Income for individuals.............         100.00%
      Dividends Received Deduction for corporations.........         100.00%
      United States Government Obligations..................           0.00%

PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $0.04547

CAPITAL GAIN DISTRIBUTION - taxable as long-term capital gain.
PAYABLE DATE                                                       PER SHARE
Dec. 19, 2007...............................................        $1.58414
Total distributions.........................................        $1.62961

The Fund also designates $6,610,000 as distributions of long-term capital gains from earnings and profits distributed to shareholders on the redemption of shares.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  43

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 96 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Kathleen Blatz           Board member       Chief Justice, Minnesota Supreme     None
901 S. Marquette Ave.    since 2006         Court, 1998-2006; Attorney
Minneapolis, MN 55402
Age 53
-----------------------------------------------------------------------------------------------------
Arne H. Carlson          Board member       Chair, RiverSource Funds,            None
901 S. Marquette Ave.    since 1999         1999-2006; former Governor of
Minneapolis, MN 55402                       Minnesota
Age 73
-----------------------------------------------------------------------------------------------------
Pamela G. Carlton        Board member       President, Springboard -- Partners   None
901 S. Marquette Ave.    since 2007         in Cross Cultural Leadership
Minneapolis, MN 55402                       (consulting company)
Age 53
-----------------------------------------------------------------------------------------------------
Patricia M. Flynn        Board member       Trustee Professor of Economics and   None
901 S. Marquette Ave.    since 2004         Management, Bentley College; former
Minneapolis, MN 55402                       Dean, McCallum Graduate School of
Age 57                                      Business, Bentley College
-----------------------------------------------------------------------------------------------------
Anne P. Jones            Board member       Attorney and Consultant              None
901 S. Marquette Ave.    since 1985
Minneapolis, MN 55402
Age 73
-----------------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA     Board member       Former Managing Director, Shikiar    American Progressive
901 S. Marquette Ave.    since 2005         Asset Management                     Insurance
Minneapolis, MN 55402
Age 72
-----------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.    Board member       President Emeritus and Professor of  Valmont Industries,
901 S. Marquette Ave.    since 2002 and     Economics, Carleton College          Inc. (manufactures
Minneapolis, MN 55402    Chair of the                                            irrigation systems)
Age 69                   Board since 2007
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 44 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Catherine James Paglia   Board member       Director, Enterprise Asset           None
901 S. Marquette Ave.    since 2004         Management, Inc. (private real
Minneapolis, MN 55402                       estate and asset management
Age 55                                      company)
-----------------------------------------------------------------------------------------------------
Alison Taunton-Rigby     Board member       Chief Executive Officer and          Idera
901 S. Marquette Ave.    since 2002         Director, RiboNovix, Inc. since      Pharmaceutical, Inc.
Minneapolis, MN 55402                       2003 (biotechnology); former         (biotechnology);
Age 63                                      President, Forester Biotech          Healthways, Inc.
                                                                                 (health management
                                                                                 programs)
-----------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION                 OTHER
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS               DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
William F. Truscott      Board member       President -- U.S. Asset Management   None
53600 Ameriprise         since 2001,        and Chief Investment Officer,
Financial Center         Vice President     Ameriprise Financial, Inc. and
Minneapolis, MN 55474    since 2002         President, Chairman of the Board
Age 47                                      and Chief Investment Officer,
                                            RiverSource Investments, LLC since
                                            2005; Director, President, and
                                            Chief Executive Officer, Ameriprise
                                            Certificate Company since 2006;
                                            Chairman of the Board, Chief
                                            Executive Officer and President,
                                            RiverSource Distributors, Inc.
                                            since 2006; Senior Vice
                                            President -- Chief Investment
                                            Officer, Ameriprise Financial, Inc.
                                            and Chairman of the Board and Chief
                                            Investment Officer, RiverSource
                                            Investments, LLC, 2001-2005
-----------------------------------------------------------------------------------------------------

* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  45

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                    POSITION HELD
ADDRESS,                 WITH FUND AND      PRINCIPAL OCCUPATION
AGE                      LENGTH OF SERVICE  DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------
Patrick T. Bannigan      President since    Director and Senior Vice President -- Asset
172 Ameriprise           2006               Management, Products and Marketing RiverSource
Financial Center                            Investments, LLC since 2006; Director and Vice
Minneapolis, MN 55474                       President -- Asset Management, Products and
Age 41                                      Marketing, RiverSource Distributors, Inc.
                                            since 2006; Managing Director and Global Head
                                            of Product, Morgan Stanley Investment
                                            Management, 2004-2006; President, Touchstone
                                            Investments, 2002-2004
------------------------------------------------------------------------------------------
Michelle M. Keeley       Vice President     Executive Vice President -- Equity and Fixed
172 Ameriprise           since 2004         Income, Ameriprise Financial, Inc. and
Financial Center                            RiverSource Investments, LLC since 2006; Vice
Minneapolis, MN 55474                       President -- Investments, Ameriprise
Age 43                                      Certificate Company since 2003; Senior Vice
                                            President -- Fixed Income, Ameriprise
                                            Financial, Inc., 2002-2006 and RiverSource
                                            Investments, LLC, 2004-2006
------------------------------------------------------------------------------------------
Amy K. Johnson           Vice President     Vice President -- Asset Management and Trust
5228 Ameriprise          since 2006         Company Services, RiverSource Investments, LLC
Financial Center                            since 2006; Vice President -- Operations and
Minneapolis, MN 55474                       Compliance, RiverSource Investments, LLC,
Age 42                                      2004-2006; Director of Product
                                            Development -- Mutual Funds, Ameriprise
                                            Financial, Inc., 2001-2004
------------------------------------------------------------------------------------------
Jeffrey P. Fox           Treasurer since    Vice President -- Investment Accounting,
105 Ameriprise           2002               Ameriprise Financial, Inc. since 2002; Chief
Financial Center                            Financial Officer, RiverSource Distributors,
Minneapolis, MN 55474                       Inc. since 2006
Age 52
------------------------------------------------------------------------------------------
Scott R. Plummer         Vice President,    Vice President and Chief Counsel -- Asset
5228 Ameriprise          General Counsel    Management, Ameriprise Financial, Inc. since
Financial Center         and Secretary      2005; Chief Counsel, RiverSource Distributors,
Minneapolis, MN 55474    since 2006         Inc. since 2006; Vice President, General
Age 48                                      Counsel and Secretary, Ameriprise Certificate
                                            Company since 2005; Vice President -- Asset
                                            Management Compliance, Ameriprise Financial,
                                            Inc., 2004-2005; Senior Vice President and
                                            Chief Compliance Officer, USBancorp Asset
                                            Management, 2002-2004
------------------------------------------------------------------------------------------
Jennifer D. Lammers      Chief Compliance   U.S. Asset Management Chief Compliance
172 Ameriprise           Officer since      Officer, RiverSource Investments, LLC since
Financial Center         2006               2006; Director -- Mutual Funds, Voyageur Asset
Minneapolis, MN 55474                       Management, 2003-2006; Director of Finance,
Age 47                                      Voyageur Asset Management, 2000-2003
------------------------------------------------------------------------------------------
Neysa M. Alecu           Money Laundering   Compliance Director and Anti-Money Laundering
2934 Ameriprise          Prevention         Officer, Ameriprise Financial, Inc. since
Financial Center         Officer since      2004; Manager Anti-Money Laundering,
Minneapolis, MN 55474    2004               Ameriprise Financial, Inc., 2003-2004;
Age 43                                      Compliance Director and Bank Secrecy Act
                                            Officer, American Express Centurion Bank,
                                            2000-2003
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 46 RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                  RIVERSOURCE SMALL COMPANY INDEX FUND -- 2008 ANNUAL REPORT  47

     RIVERSOURCE SMALL COMPANY INDEX FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource mutual
                                        funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6357 U (3/08)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

          (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

          (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.   Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Market Advantage Series, Inc. were as follows:

                                 2008 - $131,200

(b) Audit - Related Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 and the semiannual financial statement review for RiverSource Market Advantage Series, Inc. were as follows:

                                  2008 - $6,360

(c) Tax Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for tax compliance related services for RiverSource Market Advantage Series, Inc. were as follows:

                                 2008 - $21,600

(d) All Other Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Market Advantage Series, Inc. were as follows:

                                   2008 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2008 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                                 2008 - $741,410

(h) 100% of the services performed in item (g) above during 2008 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.   Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.  Submission of matters to a vote of security holders. Not applicable.

Item 11.  Controls and Procedures.

          (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

          (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

          (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

          (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

          (a)(3) Not applicable.

          (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                           RiverSource Market Advantage Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 3, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 3, 2008